UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: December 31, 2008

                    Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS



WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
COMMON STOCKS: 57.93%

AMUSEMENT & RECREATION SERVICES: 0.06%
      3,488    INTERNATIONAL GAME TECHNOLOGY                                                   $      140,252
                                                                                               --------------

APPAREL & ACCESSORY STORES: 0.20%
        960    ABERCROMBIE & FITCH COMPANY CLASS A                                                     70,214
      5,071    GAP INCORPORATED                                                                        99,797
      3,497    KOHL'S CORPORATION +                                                                   149,986
      3,465    LIMITED BRANDS INCORPORATED                                                             59,252
      1,996    NORDSTROM INCORPORATED                                                                  65,070

                                                                                                      444,319
                                                                                               --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.07%
        965    JONES APPAREL GROUP INCORPORATED                                                        12,950
      1,109    LIZ CLAIBORNE INCORPORATED                                                              20,128
        656    POLO RALPH LAUREN CORPORATION                                                           38,238
        978    VF CORPORATION                                                                          75,805

                                                                                                      147,121
                                                                                               --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
      1,505    AUTONATION INCORPORATED +<<                                                             22,530
        479    AUTOZONE INCORPORATED +<<                                                               54,525

                                                                                                       77,055
                                                                                               --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
        647    RYDER SYSTEM INCORPORATED                                                               39,409
                                                                                               --------------

BIOPHARMACEUTICALS: 0.48%
      4,851    CELGENE CORPORATION +                                                                  297,318
      2,984    GENZYME CORPORATION +                                                                  222,427
     10,358    GILEAD SCIENCES INCORPORATED +                                                         533,748

                                                                                                    1,053,493
                                                                                               --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.07%
      1,364    CENTEX CORPORATION                                                                      33,022
      3,055    D.R. HORTON INCORPORATED                                                                48,116
        858    KB HOME <<                                                                              21,218
      1,551    LENNAR CORPORATION CLASS A <<                                                           29,174
      2,383    PULTE HOMES INCORPORATED <<                                                             34,673

                                                                                                      166,203
                                                                                               --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.43%
     18,819    HOME DEPOT INCORPORATED                                                                526,367
     16,309    LOWE'S COMPANIES INCORPORATED                                                          374,128
      1,136    SHERWIN-WILLIAMS COMPANY <<                                                             57,981

                                                                                                      958,476
                                                                                               --------------

BUSINESS SERVICES: 3.59%
      6,344    ADOBE SYSTEMS INCORPORATED +<<                                                         225,783
      1,070    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A +                                     53,618
      1,863    AKAMAI TECHNOLOGIES INCORPORATED +<<                                                    52,462
      2,574    AUTODESK INCORPORATED +                                                                 81,030
      5,829    AUTOMATIC DATA PROCESSING INCORPORATED                                                 247,091
      2,142    BMC SOFTWARE INCORPORATED +<<                                                           69,658
      4,350    CA INCORPORATED                                                                         97,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
BUSINESS SERVICES (continued)
      2,066    CITRIX SYSTEMS INCORPORATED +                                                   $       60,596
      3,215    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A +                                    92,688
      1,824    COMPUTER SCIENCES CORPORATION +                                                         74,401
      3,057    COMPUWARE CORPORATION +                                                                 22,438
      1,413    CONVERGYS CORPORATION +                                                                 21,280
     12,438    EBAY INCORPORATED +                                                                    371,150
      3,532    ELECTRONIC ARTS INCORPORATED +                                                         176,317
      5,679    ELECTRONIC DATA SYSTEMS CORPORATION                                                     94,555
      1,445    EQUIFAX INCORPORATED                                                                    49,824
      1,908    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                     72,771
      1,833    FISERV INCORPORATED +                                                                   88,149
      2,585    GOOGLE INCORPORATED CLASS A +                                                        1,138,615
      2,044    IMS HEALTH INCORPORATED                                                                 42,944
      5,253    INTERPUBLIC GROUP OF COMPANIES INCORPORATED +<<                                         44,178
      3,654    INTUIT INCORPORATED +<<                                                                 98,695
      5,838    JUNIPER NETWORKS INCORPORATED +                                                        145,950
     89,255    MICROSOFT CORPORATION                                                                2,533,057
      1,399    MONSTER WORLDWIDE INCORPORATED +                                                        33,870
      3,926    NOVELL INCORPORATED +                                                                   24,695
      3,575    OMNICOM GROUP INCORPORATED                                                             157,944
     44,105    ORACLE CORPORATION +                                                                   862,694
      1,771    ROBERT HALF INTERNATIONAL INCORPORATED                                                  45,586
      8,840    SUN MICROSYSTEMS INCORPORATED +                                                        137,285
      9,438    SYMANTEC CORPORATION +<<                                                               156,860
      2,217    TOTAL SYSTEM SERVICES INCORPORATED                                                      52,454
      3,940    UNISYS CORPORATION +                                                                    17,454
      2,379    VERISIGN INCORPORATED +<<                                                               79,078
     14,911    YAHOO! INCORPORATED +<<                                                                431,375

                                                                                                    7,954,420
                                                                                               --------------

CHEMICALS & ALLIED PRODUCTS: 6.00%
     17,236    ABBOTT LABORATORIES                                                                    950,565
      2,391    AIR PRODUCTS & CHEMICALS INCORPORATED                                                  219,972
     12,128    AMGEN INCORPORATED +                                                                   506,708
      1,187    AVERY DENNISON CORPORATION                                                              58,460
      4,759    AVON PRODUCTS INCORPORATED                                                             188,171
      1,203    BARR PHARMACEUTICALS INCORPORATED +                                                     58,117
      3,320    BIOGEN IDEC INCORPORATED +                                                             204,811
     22,072    BRISTOL-MYERS SQUIBB COMPANY                                                           470,134
      1,548    CLOROX COMPANY                                                                          87,679
      5,685    COLGATE-PALMOLIVE COMPANY                                                              442,918
     10,477    DOW CHEMICAL COMPANY                                                                   386,077
     10,028    E.I. DU PONT DE NEMOURS & COMPANY                                                      468,909
        889    EASTMAN CHEMICAL COMPANY                                                                55,518
      1,957    ECOLAB INCORPORATED                                                                     84,993
     11,030    ELI LILLY & COMPANY                                                                    569,038
      1,272    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                             58,321
      3,472    FOREST LABORATORIES INCORPORATED +                                                     138,915
      1,769    HOSPIRA INCORPORATED +                                                                  75,660
        903    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                         39,777
     31,587    JOHNSON & JOHNSON                                                                    2,049,049
      2,743    KING PHARMACEUTICALS INCORPORATED +                                                     23,864
      6,110    MONSANTO COMPANY                                                                       681,265
      3,394    MYLAN LABORATORIES INCORPORATED +<<                                                     39,370
     75,393    PFIZER INCORPORATED                                                                  1,577,975
      1,826    PPG INDUSTRIES INCORPORATED                                                            110,491
      3,493    PRAXAIR INCORPORATED                                                                   294,215
     34,318    PROCTER & GAMBLE COMPANY                                                             2,404,662
      1,397    ROHM & HAAS COMPANY                                                                     75,550
     18,076    SCHERING-PLOUGH CORPORATION                                                            260,475
      1,442    SIGMA-ALDRICH CORPORATION                                                               86,015

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     14,920    WYETH                                                                           $      623,059

                                                                                                   13,290,733
                                                                                               --------------

COAL MINING: 0.13%
      2,035    CONSOL ENERGY INCORPORATED                                                             140,802
      3,022    PEABODY ENERGY CORPORATION                                                             154,122

                                                                                                      294,924
                                                                                               --------------

COMMUNICATIONS: 2.47%
      4,513    AMERICAN TOWER CORPORATION CLASS A +<<                                                 176,955
     67,306    AT&T INCORPORATED                                                                    2,577,820
      1,189    CENTURYTEL INCORPORATED                                                                 39,522
      3,654    CITIZENS COMMUNICATIONS COMPANY                                                         38,330
      5,551    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                              162,200
     33,576    COMCAST CORPORATION CLASS A                                                            649,360
      7,945    DIRECTV GROUP INCORPORATED +                                                           196,957
      1,710    EMBARQ CORPORATION                                                                      68,571
      2,014    IAC/INTERACTIVECORP +                                                                   41,811
     17,145    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED <<                                      77,667
     31,769    SPRINT NEXTEL CORPORATION +                                                            212,535
     32,014    VERIZON COMMUNICATIONS INCORPORATED                                                  1,166,910
      5,062    WINDSTREAM CORPORATION                                                                  60,491

                                                                                                    5,469,129
                                                                                               --------------

DEPOSITORY INSTITUTIONS: 4.46%
     49,536    BANK OF AMERICA CORPORATION                                                          1,877,910
     12,727    BANK OF NEW YORK MELLON CORPORATION                                                    531,098
      6,091    BB&T CORPORATION <<                                                                    195,277
     58,057    CITIGROUP INCORPORATED                                                               1,243,581
      1,678    COMERICA INCORPORATED                                                                   58,864
      5,941    FIFTH THIRD BANCORP                                                                    124,286
      1,409    FIRST HORIZON NATIONAL CORPORATION <<                                                   19,740
      5,780    HUDSON CITY BANCORP INCORPORATED                                                       102,190
      4,084    HUNTINGTON BANCSHARES INCORPORATED <<                                                   43,903
     37,875    JPMORGAN CHASE & COMPANY                                                             1,626,731
      4,446    KEYCORP                                                                                 97,590
        858    M&T BANK CORPORATION                                                                    69,052
      2,919    MARSHALL & ILSLEY CORPORATION                                                           67,721
      7,069    NATIONAL CITY CORPORATION                                                               70,337
      2,140    NORTHERN TRUST CORPORATION                                                             142,246
      3,800    PNC FINANCIAL SERVICES GROUP <<                                                        249,166
      7,734    REGIONS FINANCIAL CORPORATION <<                                                       152,747
      4,029    SOVEREIGN BANCORP INCORPORATED +<<                                                      37,550
      4,320    STATE STREET CORPORATION                                                               341,280
      3,912    SUNTRUST BANKS INCORPORATED                                                            215,708
     19,288    US BANCORP                                                                             624,160
     22,100    WACHOVIA CORPORATION <<                                                                596,700
      9,841    WASHINGTON MUTUAL INCORPORATED <<                                                      101,362
     36,763    WELLS FARGO & COMPANY(L)                                                             1,069,803
      8,359    WESTERN UNION COMPANY                                                                  177,796
      1,194    ZIONS BANCORPORATION                                                                    54,387

                                                                                                    9,891,185
                                                                                               --------------

E-COMMERCE/SERVICES: 0.11%
      3,439    AMAZON.COM INCORPORATED +                                                              245,201
                                                                                               --------------

EATING & DRINKING PLACES: 0.45%
      1,597    DARDEN RESTAURANTS INCORPORATED                                                         51,982

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
EATING & DRINKING PLACES (continued)
     12,842    MCDONALD'S CORPORATION                                                          $      716,198
        974    WENDY'S INTERNATIONAL INCORPORATED                                                      22,460
      5,302    YUM! BRANDS INCORPORATED                                                               197,287

                                                                                                      987,927
                                                                                               --------------

EDUCATIONAL SERVICES: 0.03%
      1,531    APOLLO GROUP INCORPORATED CLASS A +<<                                                   66,139
                                                                                               --------------

ELECTRIC, GAS & SANITARY SERVICES: 2.32%
      7,463    AES CORPORATION +                                                                      124,408
      1,864    ALLEGHENY ENERGY INCORPORATED                                                           94,132
      3,760    ALLIED WASTE INDUSTRIES INCORPORATED +                                                  40,646
      2,327    AMEREN CORPORATION                                                                     102,481
      4,465    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                           185,878
      3,650    CENTERPOINT ENERGY INCORPORATED                                                         52,086
      2,511    CMS ENERGY CORPORATION                                                                  33,999
      3,034    CONSOLIDATED EDISON INCORPORATED                                                       120,450
      1,984    CONSTELLATION ENERGY GROUP INCORPORATED                                                175,128
      6,410    DOMINION RESOURCES INCORPORATED                                                        261,784
      1,820    DTE ENERGY COMPANY <<                                                                   70,780
     14,082    DUKE ENERGY CORPORATION                                                                251,364
      5,529    DYNEGY INCORPORATED CLASS A +                                                           43,624
      3,633    EDISON INTERNATIONAL                                                                   178,090
      7,814    EL PASO CORPORATION                                                                    130,025
      2,131    ENTERGY CORPORATION <<                                                                 232,449
      7,373    EXELON CORPORATION                                                                     599,204
      3,399    FIRSTENERGY CORPORATION                                                                233,239
      4,542    FPL GROUP INCORPORATED                                                                 284,965
        852    INTEGRYS ENERGY GROUP INCORPORATED                                                      39,737
        503    NICOR INCORPORATED                                                                      16,856
      3,057    NISOURCE INCORPORATED                                                                   52,703
      2,242    PEPCO HOLDINGS INCORPORATED                                                             55,422
      3,967    PG&E CORPORATION                                                                       146,065
      1,120    PINNACLE WEST CAPITAL CORPORATION                                                       39,290
      4,163    PPL CORPORATION                                                                        191,165
      2,900    PROGRESS ENERGY INCORPORATED                                                           120,930
      5,669    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                           227,837
      1,926    QUESTAR CORPORATION                                                                    108,935
      2,913    SEMPRA ENERGY                                                                          155,205
      7,053    SPECTRA ENERGY CORPORATION                                                             160,456
      2,351    TECO ENERGY INCORPORATED                                                                37,498
      8,527    THE SOUTHERN COMPANY                                                                   303,646
      5,523    WASTE MANAGEMENT INCORPORATED                                                          185,352
      4,785    XCEL ENERGY INCORPORATED                                                                95,461

                                                                                                    5,151,290
                                                                                               ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.28%
      6,752    ADVANCED MICRO DEVICES INCORPORATED +<<                                                 39,769
      3,426    ALTERA CORPORATION                                                                      63,141
      3,277    ANALOG DEVICES INCORPORATED                                                             96,737
      5,212    BROADCOM CORPORATION CLASS A +                                                         100,435
        970    CIENA CORPORATION +<<                                                                   29,905
     66,472    CISCO SYSTEMS INCORPORATED +                                                         1,601,310
      1,965    COOPER INDUSTRIES LIMITED CLASS A                                                       78,895
      8,778    EMERSON ELECTRIC COMPANY                                                               451,716
    111,353    GENERAL ELECTRIC COMPANY                                                             4,121,175
        674    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED <<                                         29,346
      2,320    JABIL CIRCUIT INCORPORATED                                                              21,947
      2,507    JDS UNIPHASE CORPORATION +<<                                                            33,569
      2,007    KLA-TENCOR CORPORATION                                                                  74,460

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

 VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      1,364    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                        $      149,140
      2,463    LINEAR TECHNOLOGY CORPORATION <<                                                        75,589
      7,371    LSI LOGIC CORPORATION +<<                                                               36,486
      2,547    MEMC ELECTRONIC MATERIALS INCORPORATED +                                               180,582
      2,105    MICROCHIP TECHNOLOGY INCORPORATED <<                                                    68,897
      8,479    MICRON TECHNOLOGY INCORPORATED +                                                        50,620
      1,567    MOLEX INCORPORATED                                                                      36,292
     25,143    MOTOROLA INCORPORATED                                                                  233,830
      2,529    NATIONAL SEMICONDUCTOR CORPORATION                                                      46,331
      3,830    NETAPP INCORPORATED +                                                                   76,792
      1,137    NOVELLUS SYSTEMS INCORPORATED +<<                                                       23,934
      6,195    NVIDIA CORPORATION +                                                                   122,599
      1,497    QLOGIC CORPORATION +<<                                                                  22,979
     17,979    QUALCOMM INCORPORATED                                                                  737,139
      1,810    ROCKWELL COLLINS INCORPORATED                                                          103,442
      4,614    TELLABS INCORPORATED +                                                                  25,146
     14,790    TEXAS INSTRUMENTS INCORPORATED                                                         418,113
      5,435    TYCO ELECTRONICS LIMITED                                                               186,529
        843    WHIRLPOOL CORPORATION                                                                   73,156
      3,192    XILINX INCORPORATED                                                                     75,810

                                                                                                    9,485,811
                                                                                               --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.20%
        987    FLUOR CORPORATION                                                                      139,325
      1,353    JACOBS ENGINEERING GROUP INCORPORATED +                                                 99,567
      2,293    MOODY'S CORPORATION <<                                                                  79,865
      3,609    PAYCHEX INCORPORATED                                                                   123,644

                                                                                                      442,401
                                                                                               --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.19%
      1,087    BALL CORPORATION                                                                        49,937
      1,717    FORTUNE BRANDS INCORPORATED                                                            119,332
      4,465    ILLINOIS TOOL WORKS INCORPORATED                                                       215,347
        643    SNAP-ON INCORPORATED                                                                    32,697

                                                                                                      417,313
                                                                                               --------------

FINANCIAL SERVICES: 0.02%
      1,647    JANUS CAPITAL GROUP INCORPORATED                                                       38,326
                                                                                               --------------

FOOD & KINDRED PRODUCTS: 2.40%
      7,974    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                  378,366
      7,176    ARCHER DANIELS MIDLAND COMPANY                                                         295,364
      2,455    CAMPBELL SOUP COMPANY                                                                   83,347
      3,206    COCA-COLA ENTERPRISES INCORPORATED                                                      77,585
      5,437    CONAGRA FOODS INCORPORATED                                                             130,216
      2,164    CONSTELLATION BRANDS INCORPORATED CLASS A +<<                                           38,238
      3,755    GENERAL MILLS INCORPORATED                                                             224,849
      3,514    H.J. HEINZ COMPANY                                                                     165,053
      1,265    HERCULES INCORPORATED                                                                   23,137
      2,906    KELLOGG COMPANY                                                                        152,739
     17,099    KRAFT FOODS INCORPORATED CLASS A                                                       530,235
      1,426    MCCORMICK & COMPANY INCORPORATED                                                        52,719
      1,533    MOLSON COORS BREWING COMPANY                                                            80,590
      1,529    PEPSI BOTTLING GROUP INCORPORATED                                                       51,848
     17,862    PEPSICO INCORPORATED                                                                 1,289,636
      7,941    SARA LEE CORPORATION                                                                   111,015
     22,287    THE COCA-COLA COMPANY                                                                1,356,610
      1,875    THE HERSHEY COMPANY <<                                                                  70,631
      3,052    TYSON FOODS INCORPORATED CLASS A                                                        48,679

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
      2,413    WM. WRIGLEY JR. COMPANY                                                         $      151,633

                                                                                                    5,312,490
                                                                                               --------------

FOOD STORES: 0.24%
      7,501    KROGER COMPANY                                                                         190,525
      4,908    SAFEWAY INCORPORATED                                                                   144,050
      8,144    STARBUCKS CORPORATION +                                                                142,520
      1,555    WHOLE FOODS MARKET INCORPORATED <<                                                      51,268

                                                                                                      528,363
                                                                                               --------------

FORESTRY: 0.07%
      2,336    WEYERHAEUSER COMPANY <<                                                                151,933
                                                                                               --------------

FURNITURE & FIXTURES: 0.08%
      1,869    LEGGETT & PLATT INCORPORATED <<                                                         28,502
      4,066    MASCO CORPORATION                                                                       80,629
      3,085    NEWELL RUBBERMAID INCORPORATED                                                          70,554

                                                                                                      179,685
                                                                                               --------------

GENERAL MERCHANDISE STORES: 1.06%
      1,008    BIG LOTS INCORPORATED +<<                                                               22,478
      1,567    FAMILY DOLLAR STORES INCORPORATED <<                                                    30,557
      2,472    JCPENNEY COMPANY INCORPORATED                                                           93,219
      4,828    MACY'S INCORPORATED                                                                    111,334
        813    SEARS HOLDINGS CORPORATION +<<                                                          82,999
      9,129    TARGET CORPORATION                                                                     462,658
      4,873    TJX COMPANIES INCORPORATED <<                                                          161,150
     26,348    WAL-MART STORES INCORPORATED                                                         1,388,013

                                                                                                    2,352,408
                                                                                               --------------

HEALTH SERVICES: 0.16%
      3,976    CARDINAL HEALTH INCORPORATED                                                           208,780
      1,232    LABORATORY CORPORATION OF AMERICA HOLDINGS +<<                                          90,774
      5,290    TENET HEALTHCARE CORPORATION +                                                          29,941
      1,155    WATSON PHARMACEUTICALS INCORPORATED +<<                                                 33,865

                                                                                                      363,360
                                                                                               --------------

HOLDING & OTHER INVESTMENT OFFICES: 0.70%
      1,022    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A <<                                    36,598
        856    AVALONBAY COMMUNITIES INCORPORATED                                                      82,621
      1,332    BOSTON PROPERTIES INCORPORATED                                                         122,637
      1,332    DEVELOPERS DIVERSIFIED REALTY CORPORATION                                               55,784
      3,006    EQUITY RESIDENTIAL                                                                     124,719
      2,975    GENERAL GROWTH PROPERTIES INCORPORATED                                                 113,556
      2,619    HCP INCORPORATED                                                                        88,548
      5,838    HOST HOTELS & RESORTS INCORPORATED                                                      92,941
      2,819    KIMCO REALTY CORPORATION                                                               110,420
      1,908    PLUM CREEK TIMBER COMPANY                                                               77,656
      2,879    PROLOGIS <<                                                                            169,458
      1,388    PUBLIC STORAGE INCORPORATED                                                            123,005
      2,487    SIMON PROPERTY GROUP INCORPORATED <<                                                   231,067
      1,505    VORNADO REALTY TRUST <<                                                                129,746

                                                                                                    1,558,756
                                                                                               --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%
      2,921    BED BATH & BEYOND INCORPORATED +<<                                              $       86,170
      3,929    BEST BUY COMPANY INCORPORATED <<                                                       162,896

                                                                                                      249,066
                                                                                               --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
      3,355    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                            115,278
      2,099    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                       108,623
      1,974    WYNDHAM WORLDWIDE CORPORATION <<                                                        40,822

                                                                                                      264,723
                                                                                               --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.72%
      7,891    3M COMPANY                                                                             624,573
      9,800    APPLE INCORPORATED +                                                                 1,406,300
     15,094    APPLIED MATERIALS INCORPORATED                                                         294,484
      3,450    BAKER HUGHES INCORPORATED                                                              236,325
        679    BLACK & DECKER CORPORATION <<                                                           44,882
      2,434    CAMERON INTERNATIONAL CORPORATION +                                                    101,352
      6,958    CATERPILLAR INCORPORATED                                                               544,742
      2,254    CUMMINS INCORPORATED                                                                   105,532
      4,862    DEERE & COMPANY                                                                        391,099
     24,989    DELL INCORPORATED +                                                                    497,781
      2,140    DOVER CORPORATION                                                                       89,409
      1,633    EATON CORPORATION                                                                      130,101
     23,424    EMC CORPORATION                                                                        335,900
      1,794    GAMESTOP CORPORATION CLASS A +                                                          92,768
     27,491    HEWLETT-PACKARD COMPANY                                                              1,255,239
      3,040    INGERSOLL-RAND COMPANY LIMITED CLASS A                                                 135,523
     64,543    INTEL CORPORATION                                                                    1,367,021
     15,437    INTERNATIONAL BUSINESS MACHINES CORPORATION                                          1,777,416
      1,058    LEXMARK INTERNATIONAL INCORPORATED +                                                    32,502
      1,448    MANITOWOC COMPANY INCORPORATED                                                          59,078
      3,980    NATIONAL OILWELL VARCO INCORPORATED +                                                  232,352
      1,367    PALL CORPORATION                                                                        47,941
      1,878    PARKER HANNIFIN CORPORATION                                                            130,089
      2,353    PITNEY BOWES INCORPORATED                                                               82,402
      2,554    SANDISK CORPORATION +                                                                   57,644
      2,239    SMITH INTERNATIONAL INCORPORATED                                                       143,811
        872    STANLEY WORKS                                                                           41,525
      2,002    TERADATA CORPORATION +                                                                  44,164
      1,132    TEREX CORPORATION +                                                                     70,750
      1,937    TRANE INCORPORATED                                                                      88,908

                                                                                                   10,461,613
                                                                                               --------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.20%
      3,407    AON CORPORATION                                                                        136,961
      1,897    HUMANA INCORPORATED +                                                                   85,099
      5,810    MARSH & MCLENNAN COMPANIES INCORPORATED                                                141,474
      3,868    UNUMPROVIDENT CORPORATION                                                               85,135

                                                                                                      448,669
                                                                                               --------------

INSURANCE CARRIERS: 2.72%
      3,678    ACE LIMITED                                                                            202,511
      5,537    AETNA INCORPORATED                                                                     233,052
      5,294    AFLAC INCORPORATED                                                                     343,845
      6,249    ALLSTATE CORPORATION                                                                   300,327
      3,198    AMBAC FINANCIAL GROUP INCORPORATED <<                                                   18,389
     28,127    AMERICAN INTERNATIONAL GROUP INCORPORATED                                            1,216,493
      1,066    ASSURANT INCORPORATED                                                                   64,877

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
INSURANCE CARRIERS (continued)
      4,128    CHUBB CORPORATION                                                               $      204,253
      3,123    CIGNA CORPORATION                                                                      126,700
      1,845    CINCINNATI FINANCIAL CORPORATION                                                        70,184
      4,824    GENWORTH FINANCIAL INCORPORATED                                                        109,215
      3,501    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                         265,271
      1,886    LEUCADIA NATIONAL CORPORATION                                                           85,285
      2,950    LINCOLN NATIONAL CORPORATION                                                           153,400
      4,902    LOEWS CORPORATION                                                                      197,158
      2,343    MBIA INCORPORATED +<<                                                                   28,631
      7,908    METLIFE INCORPORATED                                                                   476,536
      1,327    MGIC INVESTMENT CORPORATION <<                                                          13,973
      2,881    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                 160,529
      4,973    PRUDENTIAL FINANCIAL INCORPORATED                                                      389,137
      1,000    SAFECO CORPORATION                                                                      43,880
      7,564    THE PROGRESSIVE CORPORATION                                                            121,553
      6,917    THE TRAVELERS COMPANIES INCORPORATED                                                   330,978
      1,014    TORCHMARK CORPORATION                                                                   60,952
     13,954    UNITEDHEALTH GROUP INCORPORATED                                                        479,459
      6,043    WELLPOINT INCORPORATED +                                                               266,678
      1,983    XL CAPITAL LIMITED CLASS A                                                              58,598

                                                                                                    6,021,864
                                                                                               --------------

LEATHER & LEATHER PRODUCTS: 0.05%
      3,924    COACH INCORPORATED +                                                                   118,309
                                                                                               --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.97%
      4,070    AGILENT TECHNOLOGIES INCORPORATED +                                                    121,408
      1,866    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                            61,317
      2,721    BECTON DICKINSON & COMPANY                                                             233,598
     14,977    BOSTON SCIENTIFIC CORPORATION +                                                        192,754
      1,118    C.R. BARD INCORPORATED <<                                                              107,775
      5,561    COVIDIEN LIMITED                                                                       246,074
      2,839    DANAHER CORPORATION                                                                    215,849
      3,213    EASTMAN KODAK COMPANY <<                                                                56,774
        613    MILLIPORE CORPORATION +                                                                 41,322
      1,311    PERKINELMER INCORPORATED                                                                31,792
      1,753    QUEST DIAGNOSTICS INCORPORATED                                                          79,358
      4,754    RAYTHEON COMPANY                                                                       307,156
      1,654    ROCKWELL AUTOMATION INCORPORATED                                                        94,973
      1,944    TERADYNE INCORPORATED +                                                                 24,144
      4,667    THERMO FISHER SCIENTIFIC INCORPORATED +                                                265,272
      1,114    WATERS CORPORATION +                                                                    62,050

                                                                                                    2,141,616
                                                                                               --------------

MEDICAL EQUIPMENT & SUPPLIES: 0.38%
     12,523    MEDTRONIC INCORPORATED                                                                 605,738
      3,836    ST. JUDE MEDICAL INCORPORATED +                                                        165,677
      1,401    VARIAN MEDICAL SYSTEMS INCORPORATED +<<                                                 65,623

                                                                                                      837,038
                                                                                               --------------

MEDICAL MANAGEMENT SERVICES: 0.23%
      1,725    COVENTRY HEALTH CARE INCORPORATED +                                                     69,604
      2,819    EXPRESS SCRIPTS INCORPORATED +                                                         181,318
      5,842    MEDCO HEALTH SOLUTIONS INCORPORATED +                                                  255,821

                                                                                                      506,743
                                                                                               --------------

MEDICAL PRODUCTS: 0.85%
      3,411    ALLERGAN INCORPORATED                                                                  192,346

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
MEDICAL PRODUCTS (continued)
      7,074    BAXTER INTERNATIONAL INCORPORATED                                               $      409,019
     24,145    MERCK & COMPANY INCORPORATED                                                           916,303
      2,659    STRYKER CORPORATION                                                                    172,968
      2,600    ZIMMER HOLDINGS INCORPORATED +                                                         202,436

                                                                                                    1,893,072
                                                                                               --------------

METAL MINING: 0.29%
      4,268    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                    410,667
      5,054    NEWMONT MINING CORPORATION                                                             228,946

                                                                                                      639,613
                                                                                               --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
      1,208    VULCAN MATERIALS COMPANY <<                                                             80,211
                                                                                               --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.19%
      1,590    HASBRO INCORPORATED                                                                     44,361
      4,029    MATTEL INCORPORATED                                                                     80,177
      1,416    TIFFANY & COMPANY                                                                       59,245
      5,408    TYCO INTERNATIONAL LIMITED                                                             238,200

                                                                                                      421,983
                                                                                               --------------

MISCELLANEOUS RETAIL: 0.74%
      4,848    COSTCO WHOLESALE CORPORATION                                                           314,975
     15,967    CVS CAREMARK CORPORATION                                                               646,823
        637    DILLARD'S INCORPORATED CLASS A                                                          10,963
      3,043    OFFICE DEPOT INCORPORATED +                                                             33,625
        846    OFFICEMAX INCORPORATED                                                                  16,192
      1,461    RADIOSHACK CORPORATION                                                                  23,741
      7,816    STAPLES INCORPORATED                                                                   172,812
     11,055    WALGREEN COMPANY                                                                       421,085

                                                                                                    1,640,216
                                                                                               --------------

MOTION PICTURES: 0.77%
     25,657    NEWS CORPORATION CLASS A                                                               481,069
     39,880    TIME WARNER INCORPORATED                                                               559,118
     20,997    WALT DISNEY COMPANY                                                                    658,886

                                                                                                    1,699,073
                                                                                               --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.52%
      3,450    FEDEX CORPORATION                                                                      319,712
     11,534    UNITED PARCEL SERVICE INCORPORATED CLASS B <<                                          842,213

                                                                                                    1,161,925
                                                                                               --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.70%
      2,175    AMERICAN CAPITAL STRATEGIES LIMITED <<                                                  74,298
     12,891    AMERICAN EXPRESS COMPANY                                                               563,595
      4,159    CAPITAL ONE FINANCIAL CORPORATION                                                      204,706
      2,132    CIT GROUP INCORPORATED                                                                  25,264
      6,476    COUNTRYWIDE FINANCIAL CORPORATION <<                                                    35,618
      5,342    DISCOVER FINANCIAL SERVICES                                                             87,449
     10,909    FANNIE MAE                                                                             287,125
      7,204    FREDDIE MAC                                                                            182,405
      5,202    SLM CORPORATION +                                                                       79,851

                                                                                                    1,540,311
                                                                                               --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
OFFICE EQUIPMENT: 0.07%
     10,232    XEROX CORPORATION                                                               $      153,173
                                                                                               --------------

OIL & GAS EXTRACTION: 2.68%
      5,219    ANADARKO PETROLEUM CORPORATION                                                         328,954
      3,713    APACHE CORPORATION                                                                     448,605
      3,266    BJ SERVICES COMPANY                                                                     93,114
      5,101    CHESAPEAKE ENERGY CORPORATION                                                          235,411
      4,955    DEVON ENERGY CORPORATION                                                               516,955
      1,605    ENSCO INTERNATIONAL INCORPORATED                                                       100,505
      2,754    EOG RESOURCES INCORPORATED                                                             330,480
      9,814    HALLIBURTON COMPANY                                                                    385,985
      3,129    NABORS INDUSTRIES LIMITED +                                                            105,666
      2,995    NOBLE CORPORATION                                                                      148,762
      1,916    NOBLE ENERGY INCORPORATED                                                              139,485
      9,172    OCCIDENTAL PETROLEUM CORPORATION                                                       671,115
      1,671    RANGE RESOURCES CORPORATION                                                            106,025
      1,241    ROWAN COMPANIES INCORPORATED                                                            51,104
     13,356    SCHLUMBERGER LIMITED                                                                 1,161,972
      3,543    TRANSOCEAN INCORPORATED +                                                              479,014
      3,782    WEATHERFORD INTERNATIONAL LIMITED +                                                    274,082
      5,690    XTO ENERGY INCORPORATED                                                                351,983

                                                                                                    5,929,217
                                                                                               --------------

PAPER & ALLIED PRODUCTS: 0.11%
      1,110    BEMIS COMPANY INCORPORATED <<                                                           28,227
      4,770    INTERNATIONAL PAPER COMPANY                                                            129,744
      1,938    MEADWESTVACO CORPORATION                                                                52,752
      1,454    PACTIV CORPORATION +                                                                    38,109

                                                                                                      248,832
                                                                                               --------------

PERSONAL SERVICES: 0.05%
      1,456    CINTAS CORPORATION                                                                      41,554
      3,628    H & R BLOCK INCORPORATED <<                                                             75,317

                                                                                                      116,871
                                                                                               --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 4.33%
        624    ASHLAND INCORPORATED                                                                    29,515
     23,157    CHEVRON CORPORATION                                                                  1,976,682
     17,412    CONOCOPHILLIPS                                                                       1,326,969
     59,659    EXXON MOBIL CORPORATION                                                              5,045,958
      3,110    HESS CORPORATION                                                                       274,240
      7,905    MARATHON OIL CORPORATION                                                               360,478
      2,115    MURPHY OIL CORPORATION                                                                 173,726
      1,311    SUNOCO INCORPORATED                                                                     68,788
      1,534    TESORO PETROLEUM CORPORATION                                                            46,020
      5,962    VALERO ENERGY CORPORATION                                                              292,794

                                                                                                    9,595,170
                                                                                               --------------

PIPELINES: 0.10%
      6,523    THE WILLIAMS COMPANIES INCORPORATED                                                    215,129
                                                                                               --------------

PRIMARY METAL INDUSTRIES: 0.44%
      9,081    ALCOA INCORPORATED                                                                     327,461
      1,125    ALLEGHENY TECHNOLOGIES INCORPORATED                                                     80,280
      3,212    NUCOR CORPORATION                                                                      217,581
      1,549    PRECISION CASTPARTS CORPORATION                                                        158,122
      1,102    TITANIUM METALS CORPORATION <<                                                          16,585

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
PRIMARY METAL INDUSTRIES (continued)
      1,313    UNITED STATES STEEL CORPORATION <<                                              $      166,580

                                                                                                      966,609
                                                                                               ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.39%
      7,590    CBS CORPORATION CLASS B                                                                167,587
        998    E.W. SCRIPPS COMPANY CLASS A                                                            41,926
      2,562    GANNETT COMPANY INCORPORATED                                                            74,426
      3,599    MCGRAW-HILL COMPANIES INCORPORATED                                                     132,983
        420    MEREDITH CORPORATION                                                                    16,065
      1,603    NEW YORK TIMES COMPANY CLASS A <<                                                       30,265
      2,395    RR DONNELLEY & SONS COMPANY                                                             72,592
      7,146    VIACOM INCORPORATED CLASS B +<<                                                        283,125
         64    WASHINGTON POST COMPANY CLASS B                                                         42,336

                                                                                                      861,305
                                                                                               --------------

RAILROAD TRANSPORTATION: 0.52%
      3,300    BURLINGTON NORTHERN SANTA FE CORPORATION                                               304,326
      4,498    CSX CORPORATION                                                                        252,203
      4,196    NORFOLK SOUTHERN CORPORATION                                                           227,927
      2,907    UNION PACIFIC CORPORATION                                                              364,480

                                                                                                    1,148,936
                                                                                               --------------

REAL ESTATE: 0.02%
      1,937    CB RICHARD ELLIS GROUP INCORPORATED CLASS A +<<                                         41,917
                                                                                               --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
      1,802    SEALED AIR CORPORATION                                                                  45,501
      2,678    THE GOODYEAR TIRE & RUBBER COMPANY +                                                    69,092

                                                                                                      114,593
                                                                                               --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.50%
      2,530    AMERIPRISE FINANCIAL INCORPORATED                                                      131,181
      1,316    BEAR STEARNS COMPANIES INCORPORATED <<                                                  13,805
     10,470    CHARLES SCHWAB CORPORATION                                                             197,150
        594    CME GROUP INCORPORATED                                                                 278,645
      5,151    E*TRADE FINANCIAL CORPORATION +<<                                                       19,883
        964    FEDERATED INVESTORS INCORPORATED CLASS B                                                37,750
      1,753    FRANKLIN RESOURCES INCORPORATED                                                        170,023
      4,406    GOLDMAN SACHS GROUP INCORPORATED                                                       728,708
        782    INTERCONTINENTAL EXCHANGE INCORPORATED +                                               102,051
      1,503    LEGG MASON INCORPORATED                                                                 84,138
      5,916    LEHMAN BROTHERS HOLDINGS INCORPORATED <<                                               222,678
     10,834    MERRILL LYNCH & COMPANY INCORPORATED <<                                                441,377
     12,317    MORGAN STANLEY                                                                         562,887
      2,955    NYSE EURONEXT INCORPORATED                                                             182,353
      2,941    T. ROWE PRICE GROUP INCORPORATED                                                       147,050

                                                                                                    3,319,679
                                                                                               --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.19%
     17,556    CORNING INCORPORATED                                                                   422,046
                                                                                               --------------

TOBACCO PRODUCTS: 0.86%
     23,510    ALTRIA GROUP INCORPORATED                                                              521,922
     23,510    PHILIP MORRIS INTERNATIONAL +                                                        1,189,136
      1,908    REYNOLDS AMERICAN INCORPORATED <<                                                      112,629

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

SHARES         SECURITY NAME                                                                       VALUE
TOBACCO PRODUCTS (continued)
      1,666    UST INCORPORATED                                                                $       90,830

                                                                                                    1,914,517
                                                                                               --------------

TRANSPORTATION BY AIR: 0.05%
      8,203    SOUTHWEST AIRLINES COMPANY                                                             101,717
                                                                                               --------------

TRANSPORTATION EQUIPMENT: 1.85%
      8,528    BOEING COMPANY                                                                         634,227
        976    BRUNSWICK CORPORATION                                                                   15,587
     24,610    FORD MOTOR COMPANY +                                                                   140,769
      4,485    GENERAL DYNAMICS CORPORATION                                                           373,914
      6,312    GENERAL MOTORS CORPORATION <<                                                          120,244
      1,843    GENUINE PARTS COMPANY                                                                   74,125
      1,394    GOODRICH CORPORATION                                                                    80,169
      2,659    HARLEY-DAVIDSON INCORPORATED                                                            99,713
      8,300    HONEYWELL INTERNATIONAL INCORPORATED                                                   468,286
      2,024    ITT CORPORATION                                                                        104,863
      6,621    JOHNSON CONTROLS INCORPORATED                                                          223,790
      3,822    LOCKHEED MARTIN CORPORATION                                                            379,525
      3,768    NORTHROP GRUMMAN CORPORATION                                                           293,188
      4,088    PACCAR INCORPORATED                                                                    183,960
      2,773    TEXTRON INCORPORATED                                                                   153,680
     10,945    UNITED TECHNOLOGIES CORPORATION                                                        753,235

                                                                                                    4,099,275
                                                                                               --------------

TRANSPORTATION SERVICES: 0.10%
      1,910    C.H. ROBINSON WORLDWIDE INCORPORATED                                                   103,904
      2,376    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                    107,348

                                                                                                      211,252
                                                                                               --------------

TRAVEL & RECREATION: 0.11%
      4,867    CARNIVAL CORPORATION                                                                   197,016
      2,324    EXPEDIA INCORPORATED +<<                                                                50,872

                                                                                                      247,888
                                                                                               --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.40%
      1,813    AMERISOURCEBERGEN CORPORATION                                                           74,297
        940    BROWN-FORMAN CORPORATION CLASS B                                                        62,247
      1,687    DEAN FOODS COMPANY +<<                                                                  33,892
      3,227    MCKESSON CORPORATION                                                                   168,998
      4,269    NIKE INCORPORATED CLASS B                                                              290,292
      2,358    SUPERVALU INCORPORATED                                                                  70,693
      6,730    SYSCO CORPORATION                                                                      195,305

                                                                                                      895,724
                                                                                               --------------

WHOLESALE TRADE-DURABLE GOODS: 0.19%
      4,686    KIMBERLY-CLARK CORPORATION                                                             302,481
      1,442    PATTERSON COMPANIES INCORPORATED +<<                                                    52,345
        748    W.W. GRAINGER INCORPORATED                                                              57,139

                                                                                                      411,965
                                                                                               --------------

TOTAL COMMON STOCKS (COST $117,540,628)                                                           128,349,982
                                                                                               --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

PRINCIPAL      SECURITY NAME                              INTEREST RATE   MATURITY DATE      VALUE
US TREASURY SECURITIES: 37.87%

US TREASURY BONDS: 37.87%
$ 5,725,000    US TREASURY BOND <<                             5.50%        08/15/2028    $  6,637,422
  5,443,000    US TREASURY BOND <<                             5.25         11/15/2028       6,125,503
  5,537,000    US TREASURY BOND <<                             5.25         02/15/2029       6,240,803
  5,255,000    US TREASURY BOND <<                             6.13         08/15/2029       6,579,833
  8,634,000    US TREASURY BOND <<                             6.25         05/15/2030      11,036,678
  8,634,000    US TREASURY BOND <<                             5.38         02/15/2031       9,985,756
 13,797,000    US TREASURY BOND <<                             4.50         02/15/2036      14,252,949
  8,071,000    US TREASURY BOND <<                             4.75         02/15/2037       8,680,740
  8,165,000    US TREASURY BOND <<                             5.00         05/15/2037       9,133,957
  5,161,000    US TREASURY BOND <<                             4.38         02/15/2038       5,222,287

                                                                                            83,895,928
                                                                                          ------------

TOTAL US TREASURY SECURITIES (COST $79,529,038)                                             83,895,928
                                                                                          ------------
SHARES

COLLATERAL FOR SECURITIES LENDING: 42.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.72%
  1,154,348    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                      1,154,348
  1,012,502    DREYFUS CASH MANAGEMENT FUND                                                  1,012,502
  1,649,069    SCUDDER DAILY ASSETS MONEY MARKET FUND                                        1,649,069

                                                                                             3,815,919
                                                                                          ------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS: 40.78%
  1,649,069    AMSTEL FUNDING CORPORATION                      2.85         04/16/2008       1,647,110
    593,665    APRECO LLC                                      2.70         04/17/2008         592,952
  2,770,435    ATLANTIC ASSET SECURITIZATION CORPORATION       2.80         04/21/2008       2,766,126
  3,627,951    BANK OF AMERICA REPURCHASE
               AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $3,628,263)                     3.10         04/01/2008       3,627,951
  1,649,069    BASF FINANCE EUROPE NV +++/-                    3.89         10/17/2008       1,647,495
    989,441    BNP PARIBAS +/-                                 3.13         08/07/2008         988,636
  1,813,975    BNP PARIBAS REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $1,814,128)      3.04         04/01/2008       1,813,975
  2,308,696    BNP PARIBAS REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $2,308,894)      3.08         04/01/2008       2,308,696
  2,005,927    BRYANT BANK FUNDING                             2.98         04/09/2008       2,004,599
    546,336    CAFCO LLC                                       2.70         04/18/2008         545,640
  2,443,920    CHARIOT FUNDING LLC                             2.97         04/14/2008       2,441,298
    824,534    CHARTA LLC                                      3.08         04/09/2008         823,970
    939,969    CHEYNE FINANCE LLC +++/-/\/\(a)(i)              5.12         02/25/2008         845,972
  1,503,951    CIESCO LLC                                      3.08         04/08/2008       1,503,050
  2,473,603    CLIPPER RECEIVABLES CORPORATION                 3.32         04/01/2008       2,473,603
  3,957,764    CREDIT SUISSE FIRST BOSTON REPURCHASE
               AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $3,958,105)                     3.10         04/01/2008       3,957,764
    824,534    CULLINAN FINANCE CORPORATION +++/-              3.08         08/04/2008         822,061
  1,649,069    EBBETS FUNDING LLC                              3.65         04/01/2008       1,649,069
  1,616,087    ERASMUS CAPITAL CORPORATION                     3.00         04/17/2008       1,613,932
  1,184,031    ERASMUS CAPITAL CORPORATION                     3.09         04/10/2008       1,183,117
    824,534    EUREKA SECURITIZATION INCORPORATED              2.90         04/15/2008         823,604
    626,646    FAIRWAY FINANCE CORPORATION                     2.80         04/15/2008         625,964
    824,534    FAIRWAY FINANCE CORPORATION                     2.90         04/07/2008         824,136
  2,417,534    GALLEON CAPITAL LLC                             2.88         04/16/2008       2,414,633
    329,814    GALLEON CAPITAL LLC                             3.10         04/18/2008         329,331
  1,780,994    GEMINI SECURITIZATION INCORPORATED              2.85         04/23/2008       1,777,892
    989,441    GEMINI SECURITIZATION INCORPORATED              3.32         04/02/2008         989,350
    527,702    GENERAL ELECTRIC CAPITAL ASSURANCE
               COMPANY +/-                                     2.90         06/16/2008         527,702


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

PRINCIPAL      SECURITY NAME                              INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 4,122,671    GREENWICH CAPITAL HOLDINGS INCORPORATED
               REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $4,123,032)      3.15%        04/01/2008    $  4,122,671
  1,154,348    ING (USA) ANNUITY & LIFE INSURANCE
               COMPANY +/-                                     2.90         10/16/2008       1,154,348
  3,957,764    JPMORGAN CHASE REPURCHASE
               AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $3,958,105)                     3.10         04/01/2008       3,957,764
    890,497    KITTY HAWK FUNDING CORPORATION                  3.13         04/04/2008         890,265
  1,649,069    LIBERTY STREET FUNDING CORPORATION              3.00         04/07/2008       1,648,244
    824,534    METLIFE GLOBAL FUNDING I +++/-                  2.59         10/21/2008         824,371
  2,473,603    MONT BLANC CAPITAL CORPORATION                  2.86         04/24/2008       2,469,099
    205,045    MONT BLANC CAPITAL CORPORATION                  3.25         04/04/2008         204,990
    507,089    MORGAN STANLEY +/-                              2.94         10/15/2008         506,831
    494,721    MORGAN STANLEY +/-                              3.07         04/07/2008         494,721
  2,473,603    MORGAN STANLEY REPURCHASE
               AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $2,473,815)                     3.08         04/01/2008       2,473,603
    824,534    NATEXIS BANQUES POPULAIRES +++/-                4.91         09/08/2008         821,412
  2,770,435    OLD LINE FUNDING CORPORATION                    2.79         04/22/2008       2,765,926
    824,534    PARK AVENUE RECEIVABLES CORPORATION             3.15         04/03/2008         824,390
    643,137    PICAROS FUNDING LLC                             2.60         04/11/2008         642,672
    587,068    PREMIUM ASSET TRUST +++/-                       4.41         07/15/2008         586,686
  1,682,050    RANGER FUNDING CORPORATION                      2.71         04/18/2008       1,679,897
  1,813,975    SCALDIS CAPITAL LIMITED                         2.82         04/17/2008       1,811,702
    659,627    SLM CORPORATION +++/-                           2.94         05/12/2008         658,438
  1,319,255    STANFIELD VICTORIA FUNDING
               LLC +++/-/\/\(a)(i)                             5.27         04/03/2008       1,176,248
  1,929,410    THAMES ASSET GLOBAL SECURITIZATION #1
               INCORPORATED                                    2.85         04/15/2008       1,927,272
    890,497    THAMES ASSET GLOBAL SECURITIZATION #1
               INCORPORATED                                    3.10         04/15/2008         889,423
    989,441    THUNDER BAY FUNDING INCORPORATED                2.75         04/15/2008         988,383
  1,649,069    THUNDER BAY FUNDING INCORPORATED                2.80         04/04/2008       1,648,684
  3,298,137    TRANSAMERICA OCCIDENTAL LIFE
               INSURANCE +/-                                   3.20         10/03/2008       3,298,137
    692,609    TULIP FUNDING CORPORATION                       2.88         04/21/2008         691,501
    824,534    UNICREDITO ITALIANO BANK (IRELAND)
               SERIES LIB +++/-                                3.09         10/08/2008         824,066
    494,721    VARIABLE FUNDING CAPITAL CORPORATION            3.02         04/04/2008         494,596
  1,649,069    VERSAILLES CDS LLC                              3.00         04/11/2008       1,647,694
    524,404    VERSAILLES CDS LLC                              3.45         04/08/2008         524,052
    824,534    VICTORIA FINANCE LLC +++/-/\/\(a)(i)            3.47         08/07/2008         735,155
    824,534    VICTORIA FINANCE LLC +++/-/\/\(a)(i)            5.11         05/02/2008         735,155
  2,655,000    YORKTOWN CAPITAL LLC                            2.72         04/03/2008       2,654,598

                                                                                            90,342,622
                                                                                          ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $94,657,238)                                  94,158,541
                                                                                          ------------
 SHARES

SHORT-TERM INVESTMENTS: 4.02%
  4,510,045    WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                 4,510,046
                                                                                          ------------
PRINCIPAL

US TREASURY BILLS: 1.99%
     60,000    US TREASURY BILL /\#                            3.15         05/08/2008          59,909
     95,000    US TREASURY BILL /\#                            3.16         05/08/2008          94,856
    415,000    US TREASURY BILL /\#                            3.20         05/08/2008         414,372
     30,000    US TREASURY BILL /\#                            3.41         05/08/2008          29,955
    700,000    US TREASURY BILL /\#                            3.47         05/08/2008         698,941
     50,000    US TREASURY BILL /\#                            1.24         08/07/2008          49,759
     50,000    US TREASURY BILL /\#                            1.42         08/07/2008          49,759
     50,000    US TREASURY BILL /\#                            1.80         08/07/2008          49,759
  2,975,000    US TREASURY BILL /\#                            2.06         08/07/2008       2,960,666

                                                                                             4,407,976
                                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,908,300)                                               8,918,022
                                                                                          ------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT ASSET ALLOCATION FUND

                                                                                             VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $300,635,204)*                                         142.32%                      $315,322,473
OTHER ASSETS AND LIABILITIES, NET                            (42.32)                       (93,769,395)
                                                             ------                       ------------

TOTAL NET ASSETS                                             100.00%                      $221,553,078
                                                             ------                       ------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(L)   LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $920,154.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

/\/\    THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
      AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,510,046.

/\    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT C&B LARGE CAP VALUE FUND

SHARES        SECURITY NAME                                                                        VALUE
COMMON STOCKS: 97.68%

APPAREL & ACCESSORY STORES: 1.94%
      11,953  KOHL'S CORPORATION +                                                              $    512,664
                                                                                                ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.94%
      21,610  JONES APPAREL GROUP INCORPORATED                                                       290,006
       6,310  VF CORPORATION                                                                         489,088

                                                                                                     779,094
                                                                                                ------------

BUSINESS SERVICES: 6.10%
      25,080  MICROSOFT CORPORATION                                                                  711,770
      20,480  OMNICOM GROUP INCORPORATED                                                             904,806

                                                                                                   1,616,576
                                                                                                ------------

CHEMICALS & ALLIED PRODUCTS: 11.68%
      12,610  AVERY DENNISON CORPORATION                                                             621,043
       7,770  AVON PRODUCTS INCORPORATED                                                             307,226
      10,290  COLGATE-PALMOLIVE COMPANY                                                              801,694
       4,250  HENKEL KGAA ADR                                                                        177,650
       9,100  HENKEL KGAA ADR PREFERRED                                                              414,505
      11,890  JOHNSON & JOHNSON                                                                      771,304

                                                                                                   3,093,422
                                                                                                ------------

COMMUNICATIONS: 2.82%
      25,312  VODAFONE GROUP PLC ADR                                                                 746,957
                                                                                                ------------

DEPOSITORY INSTITUTIONS: 8.24%
      20,230  BANK OF AMERICA CORPORATION                                                            766,919
      12,705  JPMORGAN CHASE & COMPANY                                                               545,680
      10,990  STATE STREET CORPORATION                                                               868,210

                                                                                                   2,180,809
                                                                                                ------------

EATING & DRINKING PLACES: 3.55%
      12,300  DARDEN RESTAURANTS INCORPORATED                                                        400,365
       9,671  MCDONALD'S CORPORATION                                                                 539,352

                                                                                                     939,717
                                                                                                ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.53%
      38,640  FLEXTRONICS INTERNATIONAL LIMITED +                                                    362,830
      19,850  GENERAL ELECTRIC COMPANY                                                               734,649
      19,130  MOLEX INCORPORATED CLASS A                                                             418,182
       6,222  TYCO ELECTRONICS LIMITED                                                               213,539

                                                                                                   1,729,200
                                                                                                ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.89%
      10,350  ILLINOIS TOOL WORKS INCORPORATED                                                       499,181
                                                                                                ------------

FOOD & KINDRED PRODUCTS: 3.54%
       8,850  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                  419,933
       6,360  DIAGEO PLC ADR                                                                         517,195

                                                                                                     937,128
                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT C&B LARGE CAP VALUE FUND

SHARES        SECURITY NAME                                                                         VALUE
GENERAL MERCHANDISE STORES: 2.45%
      12,340  WAL-MART STORES INCORPORATED                                                      $    650,071
                                                                                                ------------

HEALTH SERVICES: 1.47%
       7,400  CARDINAL HEALTH INCORPORATED                                                           388,574
                                                                                                ------------

HOLDING & OTHER INVESTMENT OFFICES: 2.64%
         156  BERKSHIRE HATHAWAY INCORPORATED CLASS B +                                              697,772
                                                                                                ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.51%
      25,110  DELL INCORPORATED +                                                                    500,191
      10,800  DIEBOLD INCORPORATED                                                                   405,540
      16,270  DOVER CORPORATION                                                                      679,761
       4,980  EATON CORPORATION                                                                      396,757
      15,300  PITNEY BOWES INCORPORATED                                                              535,806

                                                                                                   2,518,055
                                                                                                ------------

INSURANCE AGENTS, BROKERS & SERVICE: 2.56%
      20,180  WILLIS GROUP HOLDINGS LIMITED                                                          678,250
                                                                                                ------------

INSURANCE CARRIERS: 6.21%
      15,510  ALLSTATE CORPORATION                                                                   745,411
      17,910  AMERICAN INTERNATIONAL GROUP INCORPORATED                                              774,608
      10,190  MBIA INCORPORATED +<<                                                                  124,522

                                                                                                   1,644,541
                                                                                                ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.35%
       2,690  BECTON DICKINSON & COMPANY                                                             230,937
      34,880  BOSTON SCIENTIFIC CORPORATION +                                                        448,906
      16,250  QUEST DIAGNOSTICS INCORPORATED                                                         735,638

                                                                                                   1,415,481
                                                                                                ------------

MEDICAL PRODUCTS: 1.40%
       6,420  BAXTER INTERNATIONAL INCORPORATED                                                      371,204
                                                                                                ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.01%
      12,082  TYCO INTERNATIONAL LIMITED                                                             532,212
                                                                                                ------------

MISCELLANEOUS RETAIL: 2.15%
      26,650  OFFICE DEPOT INCORPORATED +                                                            294,483
      13,930  ZALE CORPORATION +<<                                                                   275,257

                                                                                                     569,740
                                                                                                ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 3.62%
      18,280  AMERICAN EXPRESS COMPANY                                                               799,202
      28,920  COUNTRYWIDE FINANCIAL CORPORATION <<                                                   159,060

                                                                                                     958,262
                                                                                                ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 3.71%
      11,630  EXXON MOBIL CORPORATION                                                                983,665
                                                                                                ------------

PRIMARY METAL INDUSTRIES: 1.00%
       6,080  HUBBELL INCORPORATED CLASS B                                                           265,635
                                                                                                ------------

TRAVEL & RECREATION: 1.89%
      12,390  CARNIVAL CORPORATION                                                                   501,547
                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT C&B LARGE CAP VALUE FUND

SHARES        SECURITY NAME                                                                         VALUE
WHOLESALE TRADE-DURABLE GOODS: 2.48%

      10,190  KIMBERLY-CLARK CORPORATION                                                        $    657,761
                                                                                                ------------

TOTAL COMMON STOCKS (COST $27,012,005)                                                            25,867,518
                                                                                                ------------

COLLATERAL FOR SECURITIES LENDING: 2.23%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.09%
       1,712  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                              1,712
       7,270  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                 7,270
       6,543  DREYFUS CASH MANAGEMENT FUND                                                             6,543
       7,997  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                   7,997

                                                                                                      23,522
                                                                                                ------------

PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 2.14%
$     15,268  AMSTEL FUNDING CORPORATION                                                    2.85%        04/16/2008         15,249
       2,690  APRECO LLC                                                                    2.70         04/17/2008          2,687
       2,908  APRECO LLC                                                                    3.10         04/07/2008          2,907
      17,594  ATLANTIC ASSET SECURITIZATION CORPORATION                                     2.80         04/21/2008         17,567
       1,134  ATLANTIC ASSET SECURITIZATION CORPORATION                                     3.00         04/18/2008          1,133
       3,635  BANCO SANTANDER TOTTA LOAN +++/-                                              2.83         10/15/2008          3,631
      23,774  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $23,776)                                                                3.10         04/01/2008         23,774
       3,635  BANK OF IRELAND +++/-                                                         3.06         10/14/2008          3,634
         727  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
              $727)                                                                         2.50         04/01/2008            727
       2,908  BNP PARIBAS +/-                                                               3.13         08/07/2008          2,906
      16,067  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
              $16,068)                                                                      3.08         04/01/2008         16,067
       9,161  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
              $9,162)                                                                       3.04         04/01/2008          9,161
       7,706  BRYANT BANK FUNDING                                                           2.98         04/09/2008          7,701
       2,181  CAFCO LLC                                                                     2.70         04/18/2008          2,178
       5,991  CAFCO LLC                                                                     3.08         04/07/2008          5,988
      14,904  CHARIOT FUNDING LLC                                                           2.97         04/14/2008         14,888
      10,905  CHARTA LLC                                                                    3.08         04/09/2008         10,898
       9,451  CHEYNE FINANCE LLC +++/-/\/\(a)(i)                                            5.12         02/25/2008          8,506
       7,270  CHEYNE FINANCE LLC +++/-/\/\(a)(i)                                            5.18         05/19/2008          6,543
      14,541  CIESCO LLC                                                                    3.08         04/08/2008         14,532
      14,686  CLIPPER RECEIVABLES CORPORATION                                               3.32         04/01/2008         14,686
      23,338  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $23,340)                                                      3.10         04/01/2008         23,338
      10,905  CULLINAN FINANCE CORPORATION +++/-                                            3.08         08/04/2008         10,873
       4,289  EBBETS FUNDING LLC                                                            3.65         04/01/2008          4,289
       7,416  ERASMUS CAPITAL CORPORATION                                                   3.00         04/17/2008          7,406
       5,816  ERASMUS CAPITAL CORPORATION                                                   3.09         04/10/2008          5,812
       7,270  EUREKA SECURITIZATION INCORPORATED                                            2.90         04/15/2008          7,262
       2,835  FAIRWAY FINANCE CORPORATION                                                   2.80         04/15/2008          2,832
       3,635  FAIRWAY FINANCE CORPORATION                                                   2.90         04/07/2008          3,633
      14,541  FIVE FINANCE INCORPORATED +++/-                                               4.50         07/09/2008         14,475
      11,763  GALLEON CAPITAL LLC                                                           2.88         04/16/2008         11,749
       5,816  GALLEON CAPITAL LLC                                                           3.10         04/18/2008          5,808
       7,561  GEMINI SECURITIZATION INCORPORATED                                            2.85         04/23/2008          7,548
      10,178  GEMINI SECURITIZATION INCORPORATED                                            3.32         04/02/2008         10,177
      10,687  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $10,688)                                                      3.00         04/01/2008         10,687
      29,881  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $29,884)                                       3.15         04/01/2008         29,881
       1,454  HARRIER FINANCE FUNDING LLC +/-                                               2.62         04/25/2008          1,454
       9,451  ING (USA) ANNUITY & LIFE INSURANCE COMPANY +/-                                2.90         10/16/2008          9,451
       3,635  INTESA BANK (IRELAND) PLC +++/-                                               2.61         10/24/2008          3,632

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT C&B LARGE CAP VALUE FUND

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      8,797  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $8,798)                                                                 3.10%        04/01/2008    $     8,797
       6,252  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $6,253)                                        3.04         04/01/2008          6,252
       1,454  KESTREL FUNDING US LLC +/-                                                    2.62         04/25/2008          1,454
       5,089  LIBERTY STREET FUNDING CORPORATION                                            3.00         04/07/2008          5,087
       7,270  LINKS FINANCE LLC +++/-                                                       3.09         08/15/2008          7,221
      10,905  MONT BLANC CAPITAL CORPORATION                                                2.86         04/24/2008         10,886
         116  MONT BLANC CAPITAL CORPORATION                                                3.20         04/09/2008            116
       6,979  MONT BLANC CAPITAL CORPORATION                                                3.25         04/04/2008          6,978
         673  MORGAN STANLEY +/-                                                            2.94         10/15/2008            672
      10,978  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $10,979)                                                                3.08         04/01/2008         10,978
       6,227  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $6,227)                                                                 2.50         04/01/2008          6,227
       7,270  NORTHERN ROCK PLC +++/-                                                       3.14         10/03/2008          7,224
      10,178  OLD LINE FUNDING CORPORATION                                                  2.79         04/22/2008         10,162
       6,601  OLD LINE FUNDING CORPORATION                                                  3.04         04/04/2008          6,599
       2,108  PICAROS FUNDING LLC                                                           2.60         04/11/2008          2,107
       7,270  RANGER FUNDING CORPORATION                                                    2.71         04/18/2008          7,261
       4,362  SCALDIS CAPITAL LIMITED                                                       2.82         04/17/2008          4,357
       5,235  SEDNA FINANCE INCORPORATED +++/-                                              3.03         04/10/2008          5,233
       4,362  SHEFFIELD RECEIVABLES CORPORATION                                             3.25         04/02/2008          4,362
       2,908  SLM CORPORATION +++/-                                                         2.94         05/12/2008          2,903
       4,508  STANFIELD VICTORIA FUNDING LLC +++/-/\/\ (a)(i)                               5.27         04/03/2008          4,019
       7,270  STANFIELD VICTORIA FUNDING LLC +++/-/\/\ (a)(i)                               5.47         02/15/2008          6,482
         872  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                            2.85         04/03/2008            872
       7,270  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                            2.85         04/15/2008          7,262
       9,161  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                            3.10         04/15/2008          9,149
       4,362  THUNDER BAY FUNDING INCORPORATED                                              2.75         04/15/2008          4,357
       2,436  THUNDER BAY FUNDING INCORPORATED                                              2.80         04/04/2008          2,436
       7,270  TULIP FUNDING CORPORATION                                                     2.88         04/21/2008          7,259
       3,635  UNICREDITO ITALIANO BANK (IRELAND) +/-                                        2.84         04/15/2009          3,633
       3,635  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB +++/-                           3.09         10/08/2008          3,633
       2,181  VARIABLE FUNDING CAPITAL CORPORATION                                          3.02         04/04/2008          2,181
       7,270  VERSAILLES CDS LLC                                                            3.00         04/11/2008          7,264
       3,635  VERSAILLES CDS LLC                                                            3.45         04/08/2008          3,633
       6,252  VICTORIA FINANCE LLC +++/-/\/\(a)(i)                                          3.44         07/28/2008          5,575
       3,635  VICTORIA FINANCE LLC +++/-/\/\(a)(i)                                          3.47         08/07/2008          3,241
       7,270  WHITE PINE FINANCE LLC +++/-/\/\(a)(i)                                        5.41         02/22/2008          6,907
      17,449  YORKTOWN CAPITAL LLC                                                          2.72         04/03/2008         17,445

                                                                                                                           565,894
                                                                                                                       -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $597,723)                                                                    589,416
                                                                                                                       -----------

SHARES

SHORT-TERM INVESTMENTS: 2.05%
     542,872  WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                                                542,872
                                                                                                                       -----------

TOTAL SHORT-TERM INVESTMENTS (COST $542,872)                                                                               542,872
                                                                                                                       -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $28,152,600) *                                               101.96%                                             $26,999,806

OTHER ASSETS AND LIABILITIES, NET                                   (1.96)                                                (519,602)
                                                                   ------                                              -----------

TOTAL NET ASSETS                                                   100.00%                                             $26,480,204
                                                                   ------                                              -----------


+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT C&B LARGE CAP VALUE FUND

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $542,872.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT DISCOVERY FUND

SHARES                   SECURITY NAME                                                                   VALUE
COMMON STOCKS: 98.72%

AEROSPACE, DEFENSE: 1.34%
               72,733    BE AEROSPACE INCORPORATED +                                                 $   2,542,018
                                                                                                     -------------

AMUSEMENT & RECREATION SERVICES: 1.13%
               59,500    WMS INDUSTRIES INCORPORATED +<<                                                 2,140,215
                                                                                                     -------------

APPAREL & ACCESSORY STORES: 4.02%
               13,200    ABERCROMBIE & FITCH COMPANY CLASS A                                               965,448
              105,800    GUESS? INCORPORATED                                                             4,281,726
               75,600    URBAN OUTFITTERS INCORPORATED +<<                                               2,370,060

                                                                                                         7,617,234
                                                                                                     -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.51%
               26,600    PERINI CORPORATION +                                                              963,718
                                                                                                     -------------

BUSINESS SERVICES: 13.14%
              168,800    ACTIVISION INCORPORATED +                                                       4,609,928
               45,500    AKAMAI TECHNOLOGIES INCORPORATED +                                              1,281,280
               72,500    ANSYS INCORPORATED +<<                                                          2,502,700
               72,800    CITRIX SYSTEMS INCORPORATED +                                                   2,135,224
               89,200    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A +                            2,571,636
               74,002    CONCUR TECHNOLOGIES INCORPORATED +<<                                            2,297,762
              141,500    OMNITURE INCORPORATED +<<                                                       3,284,215
               88,800    PHASE FORWARD INCORPORATED +                                                    1,516,704
              149,550    THE TRIZETTO GROUP INCORPORATED +<<                                             2,495,990
               84,200    VOCUS INCORPORATED +                                                            2,222,880

                                                                                                        24,918,319
                                                                                                     -------------

CHEMICALS & ALLIED PRODUCTS: 9.38%
               91,200    BIOMARIN PHARMACEUTICAL INCORPORATED +<<                                        3,225,744
               63,400    CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED +                         3,736,796
               87,118    FMC CORPORATION                                                                 4,834,178
               70,100    IMMUCOR INCORPORATED +                                                          1,495,934
               70,003    INNOPHOS HOLDINGS INCORPORATED                                                  1,126,348
               22,700    INVITROGEN CORPORATION +                                                        1,940,169
              123,500    MYLAN LABORATORIES INCORPORATED +<<                                             1,432,600

                                                                                                        17,791,769
                                                                                                     -------------

COAL MINING: 2.51%
               89,500    ALPHA NATURAL RESOURCES INCORPORATED +                                          3,887,880
               20,100    ARCH COAL INCORPORATED                                                            874,350

                                                                                                         4,762,230
                                                                                                     -------------

COMMUNICATIONS: 11.49%
               78,300    AMERICAN TOWER CORPORATION CLASS A +                                            3,070,143
              247,283    BRIGHTPOINT INCORPORATED +                                                      2,067,286
               79,063    EQUINIX INCORPORATED +<<                                                        5,256,899
              118,500    FOUNDRY NETWORKS INCORPORATED +                                                 1,372,230
              138,945    NII HOLDINGS INCORPORATED +                                                     4,415,672
              188,000    SBA COMMUNICATIONS CORPORATION CLASS A +                                        5,608,040

                                                                                                        21,790,270
                                                                                                     -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.76%
              156,100    ACERGY SA                                                                       3,332,735
                                                                                                     -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT DISCOVERY FUND

SHARES                   SECURITY NAME                                                                   VALUE
DEPOSITORY INSTITUTIONS: 1.79%
              186,300    NEW YORK COMMUNITY BANCORP INCORPORATED <<                                  $   3,394,386
                                                                                                     -------------

E-COMMERCE/SERVICES: 1.76%
               27,600    PRICELINE.COM INCORPORATED +<<                                                  3,335,736
                                                                                                     -------------

EATING & DRINKING PLACES: 1.21%
               82,900    BURGER KING HOLDINGS INCORPORATED                                               2,293,014
                                                                                                     -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.37%
               87,000    NETLOGIC MICROSYSTEMS INCORPORATED +<<                                          2,100,180
              175,950    SOLERA HOLDINGS INCORPORATED +<<                                                4,286,142

                                                                                                         6,386,322
                                                                                                     -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.26%
               86,000    KBR INCORPORATED                                                                2,384,780
                                                                                                     -------------

FOOD & KINDRED PRODUCTS: 1.50%
               49,050    CENTRAL EUROPEAN DISTRIBUTION CORPORATION +<<                                   2,854,220
                                                                                                     -------------

HEALTH SERVICES: 1.76%
               26,400    COVANCE INCORPORATED +                                                          2,190,408
               17,100    PEDIATRIX MEDICAL GROUP INCORPORATED +                                          1,152,540

                                                                                                         3,342,948
                                                                                                     -------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 3.97%
               64,118    FOSTER WHEELER LIMITED                                                          3,630,361
               71,193    MCDERMOTT INTERNATIONAL INCORPORATED +                                          3,902,800

                                                                                                         7,533,161
                                                                                                     -------------

HOLDING & OTHER INVESTMENT OFFICES: 0.95%
              129,200    KITE REALTY GROUP TRUST                                                         1,808,800
                                                                                                     -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.65%
              110,385    HHGREGG INCORPORATED +<<                                                        1,241,831
                                                                                                     -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.87%
              116,400    DATA DOMAIN INCORPORATED +<<                                                    2,770,320
               83,300    GAMESTOP CORPORATION CLASS A +                                                  4,307,443
               44,300    JOY GLOBAL INCORPORATED                                                         2,886,588
              156,400    NETEZZA CORPORATION +                                                           1,481,108
               15,200    SPX CORPORATION                                                                 1,594,480

                                                                                                        13,039,939
                                                                                                     -------------

INSURANCE CARRIERS: 2.39%
               51,000    ASSURANT INCORPORATED                                                           3,103,860
               39,000    ENDURANCE SPECIALTY HOLDINGS LIMITED                                            1,427,400

                                                                                                         4,531,260
                                                                                                     -------------

LEGAL SERVICES: 0.61%
               16,327    FTI CONSULTING INCORPORATED +                                                   1,159,870
                                                                                                     -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.08%
               34,000    C.R. BARD INCORPORATED <<                                                       3,277,600
              220,100    EV3 INCORPORATED +<<                                                            1,791,614
               30,600    HAEMONETICS CORPORATION +<<                                                     1,823,148

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT DISCOVERY FUND

SHARES                   SECURITY NAME                                                                   VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
               39,268    HOLOGIC INCORPORATED +<<                                                    $    2,183,301
               29,314    ICON PLC ADR +                                                                   1,902,185
              120,800    ION GEOPHYSICAL CORPORATION +                                                    1,667,040
              111,100    WRIGHT MEDICAL GROUP INCORPORATED +                                              2,681,954

                                                                                                         15,326,842
                                                                                                     --------------

MEDICAL EQUIPMENT & SUPPLIES: 1.20%
                7,000    INTUITIVE SURGICAL INCORPORATED +                                                2,270,450
                                                                                                     --------------

MISCELLANEOUS RETAIL: 0.51%
               35,900    DICK'S SPORTING GOODS INCORPORATED +<<                                             961,402
                                                                                                     --------------

OIL & GAS EXTRACTION: 8.91%
               35,000    ATWOOD OCEANICS INCORPORATED +<<                                                 3,210,200
               40,989    CARRIZO OIL & GAS INCORPORATED +                                                 2,429,418
               63,900    FOREST OIL CORPORATION +                                                         3,128,544
               82,600    NEWFIELD EXPLORATION COMPANY +                                                   4,365,410
               71,000    PLAINS EXPLORATION & PRODUCTION COMPANY +                                        3,772,940

                                                                                                         16,906,512
                                                                                                     --------------

PRIMARY METAL INDUSTRIES: 2.66%
               44,600    KAISER ALUMINUM CORPORATION <<                                                   3,090,780
               27,479    SCHNITZER STEEL INDUSTRY                                                         1,951,559

                                                                                                          5,042,339

                                                                                                     --------------

REAL ESTATE: 1.27%
               72,500    GAFISA SA <<                                                                     2,418,600
                                                                                                     --------------

TRANSPORTATION EQUIPMENT: 2.72%
               66,100    HORNBECK OFFSHORE +<<                                                            3,018,787
               96,900    SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED +                                       2,149,241

                                                                                                          5,168,028

                                                                                                     --------------

TOTAL COMMON STOCKS (COST $186,905,055)                                                                 187,258,948
                                                                                                     --------------

RIGHTS: 0.00%
               90,400    SEAGATE TECHNOLOGY RIGHTS +(a)(i)                                                        0

  TOTAL RIGHTS (COST $0)                                                                                          0
                                                                                                     --------------

COLLATERAL FOR SECURITIES LENDING: 23.05%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.92%
              127,014    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                        127,014
              539,398    BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                          539,398
              485,458    DREYFUS CASH MANAGEMENT FUND                                                       485,458
              593,338    SCUDDER DAILY ASSETS MONEY MARKET FUND                                             593,338

                                                                                                          1,745,208
                                                                                                     --------------

PRINCIPAL                                                                 INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 22.13%
$  1,132,735    AMSTEL FUNDING CORPORATION                                   2.85%         04/16/2008          1,131,390
     199,577    APRECO LLC                                                   2.70          04/17/2008            199,338
     215,759    APRECO LLC                                                   3.10          04/07/2008            215,648
   1,305,343    ATLANTIC ASSET SECURITIZATION CORPORATION                    2.80          04/21/2008          1,303,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT DISCOVERY FUND

PRINCIPAL       SECURITY NAME                                             INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     84,146    ATLANTIC ASSET SECURITIZATION CORPORATION                    3.00%         04/18/2008      $      84,027
     269,699    BANCO SANTANDER TOTTA LOAN +++/-                             2.83          10/15/2008            269,429
   1,763,831    BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $1,763,983)                   3.10          04/01/2008          1,763,831
     269,699    BANK OF IRELAND +++/-                                        3.06          10/14/2008            269,617
      53,940    BARCLAYS REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $53,944)                      2.50          04/01/2008             53,940
     215,759    BNP PARIBAS +/-                                              3.13          08/07/2008            215,583
   1,192,069    BNP PARIBAS REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $1,192,171)                   3.08          04/01/2008          1,192,069
     679,641    BNP PARIBAS REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $679,698)                     3.04          04/01/2008            679,641
     571,762    BRYANT BANK FUNDING                                          2.98          04/09/2008            571,383
     161,819    CAFCO LLC                                                    2.70          04/18/2008            161,613
     444,464    CAFCO LLC                                                    3.08          04/07/2008            444,236
   1,105,765    CHARIOT FUNDING LLC                                          2.97          04/14/2008          1,104,579
     809,097    CHARTA LLC                                                   3.08          04/09/2008            808,543
     701,217    CHEYNE FINANCE LLC(a)(i) +++/-/\/\                           5.12          02/25/2008            631,095
     539,398    CHEYNE FINANCE LLC(a)(i) +++/-/\/\                           5.18          05/19/2008            485,458
   1,078,796    CIESCO LLC                                                   3.08          04/08/2008          1,078,149
   1,089,583    CLIPPER RECEIVABLES CORPORATION                              3.32          04/01/2008          1,089,583
   1,731,467    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                - 102% COLLATERALIZED (MATURITY VALUE $1,731,616)            3.10          04/01/2008          1,731,467
     809,097    CULLINAN FINANCE CORPORATION +++/-                           3.08          08/04/2008            806,670
     318,245    EBBETS FUNDING LLC                                           3.65          04/01/2008            318,245
     550,186    ERASMUS CAPITAL CORPORATION                                  3.00          04/17/2008            549,452
     431,518    ERASMUS CAPITAL CORPORATION                                  3.09          04/10/2008            431,185
     539,398    EUREKA SECURITIZATION INCORPORATED                           2.90          04/15/2008            538,789
     210,365    FAIRWAY FINANCE CORPORATION                                  2.80          04/15/2008            210,136
     269,699    FAIRWAY FINANCE CORPORATION                                  2.90          04/07/2008            269,569
   1,078,796    FIVE FINANCE INCORPORATED +++/-                              4.50          07/09/2008          1,073,967
     872,746    GALLEON CAPITAL LLC                                          2.88          04/16/2008            871,698
     431,518    GALLEON CAPITAL LLC                                          3.10          04/18/2008            430,887
     560,974    GEMINI SECURITIZATION INCORPORATED                           2.85          04/23/2008            559,997
     755,157    GEMINI SECURITIZATION INCORPORATED                           3.32          04/02/2008            755,087
     792,915    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $792,981)                     3.00          04/01/2008            792,915
   2,216,925    GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE
                AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,217,119)                                  3.15          04/01/2008          2,216,925
     107,880    HARRIER FINANCE FUNDING LLC +/-                              2.62          04/25/2008            107,880
     701,217    ING (USA) ANNUITY & LIFE INSURANCE COMPANY +/-               2.90          10/16/2008            701,217
     269,699    INTESA BANK (IRELAND) PLC +++/-                              2.61          10/24/2008            269,450
     652,671    JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $652,727)                     3.10          04/01/2008            652,671
     463,882    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $463,921)                                    3.04          04/01/2008            463,882
     107,880    KESTREL FUNDING US LLC +/-                                   2.62          04/25/2008            107,880
     377,578    LIBERTY STREET FUNDING CORPORATION                           3.00          04/07/2008            377,390
     539,398    LINKS FINANCE LLC +++/-                                      3.09          08/15/2008            535,772
     809,097    MONT BLANC CAPITAL CORPORATION                               2.86          04/24/2008            807,623
       8,630    MONT BLANC CAPITAL CORPORATION                               3.20          04/09/2008              8,624
     517,822    MONT BLANC CAPITAL CORPORATION                               3.25          04/04/2008            517,682
      49,894    MORGAN STANLEY +/-                                           2.94          10/15/2008             49,869
     461,985    MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $462,017)                     2.50          04/01/2008            461,985
     814,491    MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $814,561)                     3.08          04/01/2008            814,491
     539,398    NORTHERN ROCK PLC +++/-                                      3.14          10/03/2008            535,968
     755,157    OLD LINE FUNDING CORPORATION                                 2.79          04/22/2008            753,928
     489,730    OLD LINE FUNDING CORPORATION                                 3.04          04/04/2008            489,606
     156,425    PICAROS FUNDING LLC                                          2.60          04/11/2008            156,312
     539,398    RANGER FUNDING CORPORATION                                   2.71          04/18/2008            538,707
     323,639    SCALDIS CAPITAL LIMITED                                      2.82          04/17/2008            323,233

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT DISCOVERY FUND

PRINCIPAL       SECURITY NAME                                            INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    388,366    SEDNA FINANCE INCORPORATED +++/-                             3.03%         04/10/2008      $     388,245
     323,639    SHEFFIELD RECEIVABLES CORPORATION                            3.25          04/02/2008            323,609
     215,759    SLM CORPORATION +++/-                                        2.94          05/12/2008            215,370
     334,427    STANFIELD VICTORIA FUNDING LLC(a)(i) +++/-/\/\               5.27          04/03/2008            298,175
     539,398    STANFIELD VICTORIA FUNDING LLC(a)(i) +++/-/\/\               5.47          02/15/2008            480,927
      64,728    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED           2.85          04/03/2008             64,717
     539,398    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED           2.85          04/15/2008            538,800
     679,641    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED           3.10          04/15/2008            678,822
     323,639    THUNDER BAY FUNDING INCORPORATED                             2.75          04/15/2008            323,293
     180,763    THUNDER BAY FUNDING INCORPORATED                             2.80          04/04/2008            180,721
     539,398    TULIP FUNDING CORPORATION                                    2.88          04/21/2008            538,535
     269,699    UNICREDITO ITALIANO BANK (IRELAND) +/-                       2.84          04/15/2009            269,520
     269,699    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB +++/-          3.09          10/08/2008            269,546
     161,819    VARIABLE FUNDING CAPITAL CORPORATION                         3.02          04/04/2008            161,779
     539,398    VERSAILLES CDS LLC                                           3.00          04/11/2008            538,948
     269,699    VERSAILLES CDS LLC                                           3.45          04/08/2008            269,518
     463,882    VICTORIA FINANCE LLC(a)(i) +++/-/\/\                         3.44          07/28/2008            413,597
     269,699    VICTORIA FINANCE LLC(a)(i) +++/-/\/\                         3.47          08/07/2008            240,464
     539,398    WHITE PINE FINANCE LLC(a)(i) +++/-/\/\                       5.41          02/22/2008            512,428
   1,294,555    YORKTOWN CAPITAL LLC                                         2.72          04/03/2008          1,294,355

                                                                                                              41,984,992

                                                                                                           -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $44,045,198)                                                    43,730,200
                                                                                                           -------------
 SHARES

SHORT-TERM INVESTMENTS: 3.48%
          6,601,936   WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                            6,601,936

TOTAL SHORT-TERM INVESTMENTS (COST $6,601,936)                                                                 6,601,936
                                                                                                           -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $237,552,189)*                                         125.25%                                       $ 237,591,084

OTHER ASSETS AND LIABILITIES, NET                            (25.25)                                         (47,893,023)
                                                          ---------                                        -------------

TOTAL NET ASSETS                                             100.00%                                       $ 189,698,061
                                                          ---------                                        -------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

/\/\    THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
      AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,601,936.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                       PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT EQUITY INCOME FUND

SHARES                   SECURITY NAME                                                                            VALUE
COMMON STOCKS: 99.58%

BUSINESS SERVICES: 2.49%
               27,450    MICROSOFT CORPORATION                                                                 $    779,031
               20,425    ORACLE CORPORATION +                                                                       399,513
               46,850    SYMANTEC CORPORATION +<<                                                                   778,647

                                                                                                                  1,957,191
                                                                                                               ------------

CHEMICALS & ALLIED PRODUCTS: 12.10%
               14,750    ABBOTT LABORATORIES                                                                        813,463
               11,360    AIR PRODUCTS & CHEMICALS INCORPORATED                                                    1,045,120
               35,450    BRISTOL-MYERS SQUIBB COMPANY                                                               755,085
                4,275    COLGATE-PALMOLIVE COMPANY                                                                  333,065
               23,900    E.I. DU PONT DE NEMOURS & COMPANY                                                        1,117,564
               13,645    JOHNSON & JOHNSON                                                                          885,151
               63,680    PFIZER INCORPORATED                                                                      1,332,822
               28,390    PROCTER & GAMBLE COMPANY                                                                 1,989,287
               15,839    ROHM & HAAS COMPANY                                                                        856,573
                8,825    WYETH                                                                                      368,532

                                                                                                                  9,496,662
                                                                                                               ------------

COMMUNICATIONS: 6.26%
               80,020    AT&T INCORPORATED                                                                        3,064,766
               50,824    VERIZON COMMUNICATIONS INCORPORATED                                                      1,852,535

                                                                                                                  4,917,301
                                                                                                               ------------

DEPOSITORY INSTITUTIONS: 13.36%
               60,630    BANK OF AMERICA CORPORATION                                                              2,298,483
               29,401    BANK OF NEW YORK MELLON CORPORATION                                                      1,226,904
               65,590    CITIGROUP INCORPORATED                                                                   1,404,938
               53,695    JPMORGAN CHASE & COMPANY                                                                 2,306,200
               12,925    STATE STREET CORPORATION                                                                 1,021,075
               39,325    US BANCORP                                                                               1,272,557
               35,600    WACHOVIA CORPORATION <<                                                                    961,200

                                                                                                                 10,491,357
                                                                                                               ------------

EATING & DRINKING PLACES: 1.21%
               17,075    MCDONALD'S CORPORATION                                                                     952,273
                                                                                                               ------------

ELECTRIC, GAS & SANITARY SERVICES: 5.20%
               18,240    DOMINION RESOURCES INCORPORATED                                                            744,922
                  100    EXELON CORPORATION                                                                           8,127
                8,597    FIRSTENERGY CORPORATION                                                                    589,926
               25,650    FPL GROUP INCORPORATED                                                                   1,609,281
               13,025    MDU RESOURCES GROUP INCORPORATED                                                           319,764
               20,210    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                               812,240

                                                                                                                  4,084,260
                                                                                                               ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.29%
               27,650    CISCO SYSTEMS INCORPORATED +                                                               666,089
               22,515    EMERSON ELECTRIC COMPANY                                                                 1,158,622
               80,680    GENERAL ELECTRIC COMPANY                                                                 2,985,967
               28,625    NOKIA OYJ ADR                                                                              911,134

                                                                                                                  5,721,812
                                                                                                               ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                       PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT EQUITY INCOME FUND

SHARES                   SECURITY NAME                                                                            VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.29%
               17,900    COMMERCIAL METALS COMPANY                                                             $    536,463
               18,170    FORTUNE BRANDS INCORPORATED                                                              1,262,815

                                                                                                                  1,799,278
                                                                                                               ------------

FOOD & KINDRED PRODUCTS: 2.24%
               11,884    KRAFT FOODS INCORPORATED CLASS A                                                           368,523
               19,240    PEPSICO INCORPORATED                                                                     1,389,128

                                                                                                                  1,757,651
                                                                                                               ------------

FOOD STORES: 0.89%
               23,800    SAFEWAY INCORPORATED                                                                       698,530
                                                                                                               ------------

GENERAL MERCHANDISE STORES: 1.98%
               30,740    TARGET CORPORATION                                                                       1,557,903
                                                                                                               ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.62%
               11,859    3M COMPANY                                                                                 938,640
               35,690    HEWLETT-PACKARD COMPANY                                                                  1,629,605
               43,165    INTEL CORPORATION                                                                          914,235
                8,060    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                928,028

                                                                                                                  4,410,508
                                                                                                               ------------

INSURANCE CARRIERS: 6.46%
               32,088    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                1,387,806
               26,825    METLIFE INCORPORATED                                                                     1,616,475
               31,675    THE TRAVELERS COMPANIES INCORPORATED                                                     1,515,649
               12,475    WELLPOINT INCORPORATED +                                                                   550,522

                                                                                                                  5,070,452
                                                                                                               ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.54%
                4,740    BECTON DICKINSON & COMPANY                                                                 406,929
               14,025    ROCKWELL AUTOMATION INCORPORATED                                                           805,316

                                                                                                                  1,212,245
                                                                                                               ------------

MEDICAL PRODUCTS: 0.85%
               17,675    MERCK & COMPANY INCORPORATED                                                               670,766
                                                                                                               ------------

MISCELLANEOUS RETAIL: 1.13%
               21,875    CVS CAREMARK CORPORATION                                                                   886,156
                                                                                                               ------------

MOTION PICTURES: 1.60%
               45,425    TIME WARNER INCORPORATED                                                                   636,859
               19,700    WALT DISNEY COMPANY                                                                        618,186

                                                                                                                  1,255,045
                                                                                                               ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.42%
               17,325    AMERICAN CAPITAL STRATEGIES LIMITED <<                                                     591,822
               18,070    AMERICAN EXPRESS COMPANY                                                                   790,020
               10,450    CAPITAL ONE FINANCIAL CORPORATION                                                          514,349

                                                                                                                  1,896,191
                                                                                                               ------------

OIL & GAS EXTRACTION: 2.76%
               21,475    CHESAPEAKE ENERGY CORPORATION                                                              991,071

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                       PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT EQUITY INCOME FUND

SHARES                   SECURITY NAME                                                                            VALUE
OIL & GAS EXTRACTION (continued)
               29,875    HALLIBURTON COMPANY                                                                   $  1,174,984

                                                                                                                  2,166,055
                                                                                                               ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 13.31%
               34,600    CHEVRON CORPORATION                                                                      2,953,456
               32,700    CONOCOPHILLIPS                                                                           2,492,067
               45,489    EXXON MOBIL CORPORATION                                                                  3,847,460
               16,975    MARATHON OIL CORPORATION                                                                   774,060
                7,825    VALERO ENERGY CORPORATION                                                                  384,286

                                                                                                                 10,451,329
                                                                                                               ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.80%
                2,434    AMERIPRISE FINANCIAL INCORPORATED                                                          126,203
                2,675    GOLDMAN SACHS GROUP INCORPORATED                                                           442,418
                8,275    LEHMAN BROTHERS HOLDINGS INCORPORATED <<                                                   311,471
                6,350    MERRILL LYNCH & COMPANY INCORPORATED <<                                                    258,699
               23,110    MORGAN STANLEY                                                                           1,056,127

                                                                                                                  2,194,918
                                                                                                               ------------

TOBACCO PRODUCTS: 1.45%
               15,670    ALTRIA GROUP INCORPORATED                                                                  347,874
               15,670    PHILIP MORRIS INTERNATIONAL +                                                              792,589

                                                                                                                  1,140,463
                                                                                                               ------------

TRANSPORTATION EQUIPMENT: 3.52%
               27,333    HONEYWELL INTERNATIONAL INCORPORATED                                                     1,542,128
               17,700    UNITED TECHNOLOGIES CORPORATION                                                          1,218,114

                                                                                                                  2,760,242
                                                                                                               ------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.81%
               22,015    SYSCO CORPORATION                                                                          638,872
                                                                                                               ------------

TOTAL COMMON STOCKS (COST $69,926,563)                                                                           78,187,460
                                                                                                               ------------

COLLATERAL FOR SECURITIES LENDING: 3.80%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.15%
                8,662    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                  8,662
               36,786    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                    36,786
               33,107    DREYFUS CASH MANAGEMENT FUND                                                                33,107
               40,465    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                      40,465

                                                                                                                    119,020
                                                                                                               ------------

PRINCIPAL                                                             INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 3.65%
$   77,251    AMSTEL FUNDING CORPORATION                                 2.85%           04/16/2008         77,159
    13,611    APRECO LLC                                                 2.70            04/17/2008         13,594
    14,714    APRECO LLC                                                 3.10            04/07/2008         14,707
    89,022    ATLANTIC ASSET SECURITIZATION CORPORATION                  2.80            04/21/2008         88,884
     5,739    ATLANTIC ASSET SECURITIZATION CORPORATION                  3.00            04/18/2008          5,730
    18,393    BANCO SANTANDER TOTTA LOAN +++/-                           2.83            10/15/2008         18,375
   120,290    BANK OF AMERICA REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $120,300)                   3.10            04/01/2008        120,290
    18,393    BANK OF IRELAND +++/-                                      3.06            10/14/2008         18,387

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                       PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT EQUITY INCOME FUND

PRINCIPAL     SECURITY NAME                                           INTEREST RATE    MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    3,679    BARCLAYS REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $3,679)                     2.50%           04/01/2008    $     3,679
    14,714    BNP PARIBAS +/-                                            3.13            08/07/2008         14,702
    46,350    BNP PARIBAS REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $46,354)                    3.04            04/01/2008         46,350
    81,297    BNP PARIBAS REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $81,304)                    3.08            04/01/2008         81,297
    38,993    BRYANT BANK FUNDING                                        2.98            04/09/2008         38,967
    11,036    CAFCO LLC                                                  2.70            04/18/2008         11,022
    30,312    CAFCO LLC                                                  3.08            04/07/2008         30,296
    75,411    CHARIOT FUNDING LLC                                        2.97            04/14/2008         75,330
    55,179    CHARTA LLC                                                 3.08            04/09/2008         55,141
    47,822    CHEYNE FINANCE LLC +++/-/\/\(a)(i)                         5.12            02/25/2008         43,040
    36,786    CHEYNE FINANCE LLC +++/-/\/\(a)(i)                         5.18            05/19/2008         33,107
    73,572    CIESCO LLC                                                 3.08            04/08/2008         73,528
    74,308    CLIPPER RECEIVABLES CORPORATION                            3.32            04/01/2008         74,308
   118,083    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
              - 102% COLLATERALIZED (MATURITY VALUE $118,093)            3.10            04/01/2008        118,083
    55,179    CULLINAN FINANCE CORPORATION +++/-                         3.08            08/04/2008         55,014
    21,704    EBBETS FUNDING LLC                                         3.65            04/01/2008         21,704
    37,522    ERASMUS CAPITAL CORPORATION                                3.00            04/17/2008         37,472
    29,429    ERASMUS CAPITAL CORPORATION                                3.09            04/10/2008         29,406
    36,786    EUREKA SECURITIZATION INCORPORATED                         2.90            04/15/2008         36,745
    14,347    FAIRWAY FINANCE CORPORATION                                2.80            04/15/2008         14,331
    18,393    FAIRWAY FINANCE CORPORATION                                2.90            04/07/2008         18,384
    73,572    FIVE FINANCE INCORPORATED +++/-                            4.50            07/09/2008         73,243
    59,520    GALLEON CAPITAL LLC                                        2.88            04/16/2008         59,448
    29,429    GALLEON CAPITAL LLC                                        3.10            04/18/2008         29,386
    38,257    GEMINI SECURITIZATION INCORPORATED                         2.85            04/23/2008         38,191
    51,500    GEMINI SECURITIZATION INCORPORATED                         3.32            04/02/2008         51,496
    54,075    GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT
              - 102% COLLATERALIZED (MATURITY VALUE $54,080)             3.00            04/01/2008         54,075
   151,191    GREENWICH CAPITAL HOLDINGS INCORPORATED
              REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $151,204)                                  3.15            04/01/2008        151,191
     7,357    HARRIER FINANCE FUNDING LLC +/-                            2.62            04/25/2008          7,357
    47,822    ING (USA) ANNUITY & LIFE INSURANCE COMPANY +/-             2.90            10/16/2008         47,822
    18,393    INTESA BANK (IRELAND) PLC +++/-                            2.61            10/24/2008         18,376
    44,511    JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $44,515)                    3.10            04/01/2008         44,511
    31,636    JPMORGAN CHASE SECURITIES CORPORATION
              REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $31,639)                                   3.04            04/01/2008         31,636
     7,357    KESTREL FUNDING US LLC +/-                                 2.62            04/25/2008          7,357
    25,750    LIBERTY STREET FUNDING CORPORATION                         3.00            04/07/2008         25,737
    36,786    LINKS FINANCE LLC +++/-                                    3.09            08/15/2008         36,539
    55,179    MONT BLANC CAPITAL CORPORATION                             2.86            04/24/2008         55,079
       589    MONT BLANC CAPITAL CORPORATION                             3.20            04/09/2008            588
    35,315    MONT BLANC CAPITAL CORPORATION                             3.25            04/04/2008         35,305
     3,403    MORGAN STANLEY +/-                                         2.94            10/15/2008          3,401
    31,507    MORGAN STANLEY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $31,509)                    2.50            04/01/2008         31,507
    55,547    MORGAN STANLEY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $55,552)                    3.08            04/01/2008         55,547
    36,786    NORTHERN ROCK PLC +++/-                                    3.14            10/03/2008         36,552
    51,500    OLD LINE FUNDING CORPORATION                               2.79            04/22/2008         51,417
    33,399    OLD LINE FUNDING CORPORATION                               3.04            04/04/2008         33,390
    10,668    PICAROS FUNDING LLC                                        2.60            04/11/2008         10,660
    36,786    RANGER FUNDING CORPORATION                                 2.71            04/18/2008         36,739
    22,072    SCALDIS CAPITAL LIMITED                                    2.82            04/17/2008         22,044
    26,486    SEDNA FINANCE INCORPORATED +++/-                           3.03            04/10/2008         26,478
    22,072    SHEFFIELD RECEIVABLES CORPORATION                          3.25            04/02/2008         22,070
    14,714    SLM CORPORATION+++/-                                       2.94            05/12/2008         14,688
    22,807    STANFIELD VICTORIA FUNDING LLC +++/-/\/\(a)(i)             5.27            04/03/2008         20,335
    36,786    STANFIELD VICTORIA FUNDING LLC +++/-/\/\(a)(i)             5.47            02/15/2008         32,798

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                       PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

VT EQUITY INCOME FUND

PRINCIPAL     SECURITY NAME                                           INTEREST RATE    MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    4,414    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED         2.85%           04/03/2008    $     4,414
    36,786    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED         2.85            04/15/2008         36,745
    46,350    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED         3.10            04/15/2008         46,295
    22,072    THUNDER BAY FUNDING INCORPORATED                           2.75            04/15/2008         22,048
    12,328    THUNDER BAY FUNDING INCORPORATED                           2.80            04/04/2008         12,325
    36,786    TULIP FUNDING CORPORATION                                  2.88            04/21/2008         36,727
    18,393    UNICREDITO ITALIANO BANK (IRELAND) +/-                     2.84            04/15/2009         18,381
    18,393    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB +++/-        3.09            10/08/2008         18,383
    11,036    VARIABLE FUNDING CAPITAL CORPORATION                       3.02            04/04/2008         11,033
    36,786    VERSAILLES CDS LLC                                         3.00            04/11/2008         36,755
    18,393    VERSAILLES CDS LLC                                         3.45            04/08/2008         18,381
    31,636    VICTORIA FINANCE LLC +++/-/\/\(a)(i)                       3.44            07/28/2008         28,207
    18,393    VICTORIA FINANCE LLC +++/-/\/\(a)(i)                       3.47            08/07/2008         16,399
    36,786    WHITE PINE FINANCE LLC +++/-/\/\(a)(i)                     5.41            02/22/2008         34,947
    88,286    YORKTOWN CAPITAL LLC                                       2.72            04/03/2008         88,271

                                                                                                         2,863,306

                                                                                                       -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,020,875)                                                2,982,326
                                                                                                       -----------

SHARES

SHORT-TERM INVESTMENTS: 0.37%
            288,320   WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                        288,320

TOTAL SHORT-TERM INVESTMENTS (COST $288,320)                                                               288,320
                                                                                                       -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $73,235,758)*                                    103.75%                                         $81,458,106

OTHER ASSETS AND LIABILITIES, NET                       (3.75)                                          (2,940,725)
                                                    ---------                                          -----------

TOTAL NET ASSETS                                       100.00%                                         $78,517,381
                                                    ---------                                          -----------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $288,320.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT INTERNATIONAL CORE FUND

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS: 99.52%

AUSTRALIA: 7.39%
          70,231   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                         $        353,013
          17,889   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  476,240
          17,000   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                        345,062
           9,658   RIO TINTO LIMITED (METAL MINING)                                                                      1,081,241
          25,114   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                   332,800
           4,567   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                       227,471

                                                                                                                         2,815,827
                                                                                                                  ----------------

BELGIUM: 1.07%
           5,200   DELHAIZE GROUP (FOOD STORES)                                                                            409,163
                                                                                                                  ----------------

FINLAND: 2.81%
           9,140   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                          372,434
          22,000   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             696,042

                                                                                                                         1,068,476
                                                                                                                  ----------------

FRANCE: 13.72%
           2,260   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         489,956
           3,500   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                  222,352
           4,944   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               516,091
           8,200   FRANCE TELECOM SA (COMMUNICATIONS)                                                                      275,746
           3,674   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                 408,925
           2,839   PPR SA (APPAREL & ACCESSORY STORES)                                                                     420,644
          11,470   PUBLICIS GROUPE (COMMUNICATIONS)                                                                        438,222
           5,470   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                         410,373
           4,600   SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                301,893
           2,627   TECHNIP SA (OIL & GAS EXTRACTION)                                                                       204,591
          11,000   TOTAL SA (OIL & GAS EXTRACTION)                                                                         816,912
             960   VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                233,055
          12,483   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                   487,763

                                                                                                                         5,226,523
                                                                                                                  ----------------

GERMANY: 9.45%
           2,400   ALLIANZ SE (INSURANCE CARRIERS)                                                                         475,446
          10,350   ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                207,029
           4,900   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              392,675
           5,300   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                           453,095
           3,600   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                              407,509
          34,194   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                    569,531
           3,100   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             573,887
           9,317   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                       313,307
           8,100   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                209,210

                                                                                                                         3,601,689
                                                                                                                  ----------------

GREECE: 1.09%
          12,567   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                 416,645
                                                                                                                  ----------------

HONG KONG: 4.50%
          55,000   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                     275,260
          27,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              383,353
          21,500   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                       319,904
         119,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                              421,251
             560   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             8,735

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT INTERNATIONAL CORE FUND

SHARES             SECURITY NAME                                                                                      VALUE
HONG KONG (continued)
          57,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                $        305,410

                                                                                                                         1,713,913

                                                                                                                  ----------------

ITALY: 2.23%
          14,707   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       501,525
          52,100   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                       348,754

                                                                                                                           850,279
                                                                                                                  ----------------

JAPAN: 19.50%
          31,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                      210,544
              64   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                  532,263
           4,800   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              456,501
          16,900   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                              423,009
              36   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                     400,883
          29,900   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     340,892
          19,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           538,473
          14,300   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                              431,812
          34,000   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   293,339
          24,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                            476,485
           7,400   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              367,476
          27,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          417,406
          15,600   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              233,186
          15,900   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              415,525
          40,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  369,984
           5,000   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        258,327
           9,500   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     475,572
          10,700   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               533,497
          13,900   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 255,744

                                                                                                                         7,430,918
                                                                                                                  ----------------

LUXEMBOURG: 1.42%
           6,596  ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                                 540,355
                                                                                                                  ----------------

NETHERLANDS: 6.34%
          12,622  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED) +                                      310,464
          23,100  ING GROEP NV (FINANCIAL SERVICES)                                                                        865,051
          24,100  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    809,282
          16,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             428,907

                                                                                                                         2,413,704
                                                                                                                  ----------------

RUSSIA: 1.73%
           5,488  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        469,224
          26,444  VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS) +<<                                               191,190

                                                                                                                           660,414
                                                                                                                  ----------------

SINGAPORE: 1.03%
          85,000  CAPITALAND LIMITED (REAL ESTATE)                                                                         392,132
                                                                                                                  ----------------

SPAIN: 2.90%
          11,418  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               328,799
          27,000  TELEFONICA SA (COMMUNICATIONS)                                                                           775,801

                                                                                                                         1,104,600
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT INTERNATIONAL CORE FUND

SHARES             SECURITY NAME                                                                                      VALUE
SWEDEN: 1.12%
          12,300   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)             $        246,337
          91,000   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                178,574

                                                                                                                           424,911
                                                                                                                  ----------------

SWITZERLAND: 6.46%
          11,500   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                585,364
           3,900   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         409,596
           4,800   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                        903,353
           1,789   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                       563,397

                                                                                                                         2,461,710
                                                                                                                  ----------------

TAIWAN: 0.90%
          28,642   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                      294,153
           4,700   TAIWAN SEMICONDUCTORS MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                   & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 48,269

                                                                                                                           342,422
                                                                                                                  ----------------

UNITED KINGDOM: 15.86%
          33,850   AVIVA PLC (INSURANCE CARRIERS)                                                                          414,837
          33,877   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                 326,251
          37,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  333,544
          37,993   BP PLC (OIL & GAS EXTRACTION)                                                                           386,060
          38,000   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                           419,692
          22,000   EASYJET PLC (TRANSPORTATION BY AIR)+                                                                    162,095
          26,290   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                       556,198
           7,184   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                       285,866
         195,000   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                          489,174
          28,522   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              391,430
           5,421   RIO TINTO PLC (METAL MINING)                                                                            563,004
          41,863   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                              334,824
       3,750,924   ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)+(a)                                                    7,444
          13,400   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                    461,941
          12,752   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              237,896
         192,497   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                     576,494
           9,167   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         96,421

                                                                                                                         6,043,171

                                                                                                                  ----------------

TOTAL COMMON STOCKS (COST $35,261,484)                                                                                  37,916,852
                                                                                                                  ----------------

COLLATERAL FOR SECURITIES LENDING: 0.06%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.00%
              70   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  70
             297   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    297
             268   DREYFUS CASH MANAGEMENT FUND                                                                                268
             327   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      327

                                                                                                                               962
                                                                                                                  ----------------

PRINCIPAL                                                                            INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 0.06%
$            624   AMSTEL FUNDING CORPORATION                                            2.85%         04/16/2008              624
             110   APRECO LLC                                                            2.70          04/17/2008              110
             119   APRECO LLC                                                            3.10          04/07/2008              119
             720   ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80          04/21/2008              718
              46   ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00          04/18/2008               46

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT INTERNATIONAL CORE FUND

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$            149   BANCO SANTANDER TOTTA LOAN +++/-                                      2.83%         10/15/2008     $        149
             972   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $972)                                                 3.10          04/01/2008              972
             149   BANK OF IRELAND +++/-                                                 3.06          10/14/2008              149
              30   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $30)                                                            2.50          04/01/2008               30
             119   BNP PARIBAS +/-                                                       3.13          08/07/2008              119
             375   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $375)                                                 3.04          04/01/2008              375
             657   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $657)                                                 3.08          04/01/2008              657
             315   BRYANT BANK FUNDING                                                   2.98          04/09/2008              315
              89   CAFCO LLC                                                             2.70          04/18/2008               89
             245   CAFCO LLC                                                             3.08          04/07/2008              245
             610   CHARIOT FUNDING LLC                                                   2.97          04/14/2008              609
             446   CHARTA LLC                                                            3.08          04/09/2008              446
             387   CHEYNE FINANCE LLC(a)+++/-/\/\(i)                                     5.12          02/25/2008              348
             297   CHEYNE FINANCE LLC(a)+++/-/\/\(i)                                     5.18          05/19/2008              268
             595   CIESCO LLC                                                            3.08          04/08/2008              594
             601   CLIPPER RECEIVABLES CORPORATION                                       3.32          04/01/2008              601
             954   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $954)                                  3.10          04/01/2008              954
             446   CULLINAN FINANCE CORPORATION +++/-                                    3.08          08/04/2008              445
             175   EBBETS FUNDING LLC                                                    3.65          04/01/2008              175
             303   ERASMUS CAPITAL CORPORATION                                           3.00          04/17/2008              303
             238   ERASMUS CAPITAL CORPORATION                                           3.09          04/10/2008              238
             297   EUREKA SECURITIZATION INCORPORATED                                    2.90          04/15/2008              297
             116   FAIRWAY FINANCE CORPORATION                                           2.80          04/15/2008              116
             149   FAIRWAY FINANCE CORPORATION                                           2.90          04/07/2008              149
             595   FIVE FINANCE INCORPORATED +++/-                                       4.50          07/09/2008              592
             481   GALLEON CAPITAL LLC                                                   2.88          04/16/2008              481
             238   GALLEON CAPITAL LLC                                                   3.10          04/18/2008              238
             309   GEMINI SECURITIZATION INCORPORATED                                    2.85          04/23/2008              309
             416   GEMINI SECURITIZATION INCORPORATED                                    3.32          04/02/2008              416
             437   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $437)                                  3.00          04/01/2008              437
           1,222   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT
                   - 102% COLLATERALIZED (MATURITY VALUE $1,222)                         3.15          04/01/2008            1,222
              59   HARRIER FINANCE FUNDING LLC +/-                                       2.62          04/25/2008               59
             387   ING (USA) ANNUITY & LIFE INSURANCE COMPANY +/-                        2.90          10/16/2008              387
             149   INTESA BANK (IRELAND) PLC +++/-                                       2.61          10/24/2008              149
             360   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $360)                                                 3.10          04/01/2008              360
             256   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $256)                             3.04          04/01/2008              256
              59   KESTREL FUNDING US LLC +/-                                            2.62          04/25/2008               59
             208   LIBERTY STREET FUNDING CORPORATION                                    3.00          04/07/2008              208
             297   LINKS FINANCE LLC +++/-                                               3.09          08/15/2008              295
             446   MONT BLANC CAPITAL CORPORATION                                        2.86          04/24/2008              445
               5   MONT BLANC CAPITAL CORPORATION                                        3.20          04/09/2008                5
             285   MONT BLANC CAPITAL CORPORATION                                        3.25          04/04/2008              285
              28   MORGAN STANLEY +/-                                                    2.94          10/15/2008               27
             255   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $255)                                                 2.50          04/01/2008              255
             449   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $449)                                                 3.08          04/01/2008              449
             297   NORTHERN ROCK PLC +++/-                                               3.14          10/03/2008              295
             416   OLD LINE FUNDING CORPORATION                                          2.79          04/22/2008              416
             270   OLD LINE FUNDING CORPORATION                                          3.04          04/04/2008              270
              86   PICAROS FUNDING LLC                                                   2.60          04/11/2008               86
             297   RANGER FUNDING CORPORATION                                            2.71          04/18/2008              297
             178   SCALDIS CAPITAL LIMITED                                               2.82          04/17/2008              178
             214   SEDNA FINANCE INCORPORATED +++/-                                      3.03          04/10/2008              214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT INTERNATIONAL CORE FUND

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$            178   SHEFFIELD RECEIVABLES CORPORATION                                     3.25%         04/02/2008     $        178
             119   SLM CORPORATION +++/-                                                 2.94          05/12/2008              119
             184   STANFIELD VICTORIA FUNDING LLC(a)+++/-/\/\(i)                         5.27          04/03/2008              164
             297   STANFIELD VICTORIA FUNDING LLC(a)+++/-/\/\(i)                         5.47          02/15/2008              265
              36   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85          04/03/2008               36
             297   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85          04/15/2008              297
             375   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10          04/15/2008              374
             178   THUNDER BAY FUNDING INCORPORATED                                      2.75          04/15/2008              178
             100   THUNDER BAY FUNDING INCORPORATED                                      2.80          04/04/2008              100
             297   TULIP FUNDING CORPORATION                                             2.88          04/21/2008              297
             149   UNICREDITO ITALIANO BANK (IRELAND)+/-                                 2.84          04/15/2009              149
             149   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    3.09          10/08/2008              149
              89   VARIABLE FUNDING CAPITAL CORPORATION                                  3.02          04/04/2008               89
             297   VERSAILLES CDS LLC                                                    3.00          04/11/2008              297
             149   VERSAILLES CDS LLC                                                    3.45          04/08/2008              149
             256   VICTORIA FINANCE LLC(a)+++/-/\/\(i)                                   3.44          07/28/2008              228
             149   VICTORIA FINANCE LLC(a)+++/-/\/\(i)                                   3.47          08/07/2008              133
             297   WHITE PINE FINANCE LLC(a)+++/-/\/\(i)                                 5.41          02/22/2008              282
             714   YORKTOWN CAPITAL LLC                                                  2.72          04/03/2008              710

                                                                                                                            23,144
                                                                                                                      ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,492)                                                                      24,106
                                                                                                                      ------------

SHARES
SHORT-TERM INVESTMENTS: 0.15%
        56,485  WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                                               56,485

TOTAL SHORT-TERM INVESTMENTS (COST $56,485)                                                                                 56,485
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,342,461)*                                           99.73%                                              $     37,997,443

OTHER ASSETS AND LIABILITIES, NET                              0.27                                                        102,175
                                                            -------                                               ----------------

TOTAL NET ASSETS                                             100.00%                                              $     38,099,618
                                                            -------                                               ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE
      SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(i)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE
      FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $56,485.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT LARGE COMPANY CORE FUND


SHARES            SECURITY NAME                                                                                  VALUE
COMMON STOCKS: 98.63%

APPAREL & ACCESSORY STORES: 0.96%
           8,600  GAP INCORPORATED                                                                          $       169,248
                                                                                                            ---------------

BUSINESS SERVICES: 7.92%
          22,400  MICROSOFT CORPORATION                                                                             635,712
          12,500  MONSTER WORLDWIDE INCORPORATED +                                                                  302,625
           2,000  OMNICOM GROUP INCORPORATED                                                                         88,360
          22,000  SYMANTEC CORPORATION +                                                                            365,640

                                                                                                                  1,392,337
                                                                                                            ---------------

CHEMICALS & ALLIED PRODUCTS: 6.16%
          24,400  PFIZER INCORPORATED                                                                               510,692
          13,700  WYETH                                                                                             572,112

                                                                                                                  1,082,804
                                                                                                            ---------------

COMMUNICATIONS: 3.58%
          33,200  COMCAST CORPORATION CLASS A                                                                       629,804
                                                                                                            ---------------

DEPOSITORY INSTITUTIONS: 11.94%
          14,100  BANK OF AMERICA CORPORATION                                                                       534,531
          18,200  CITIGROUP INCORPORATED                                                                            389,844
          12,600  JPMORGAN CHASE & COMPANY                                                                          541,170
          29,800  WESTERN UNION COMPANY                                                                             633,846

                                                                                                                  2,099,391
                                                                                                            ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.98%
          16,000  ANALOG DEVICES INCORPORATED                                                                       472,320
          21,700  CISCO SYSTEMS INCORPORATED +                                                                      522,753
          18,200  GENERAL ELECTRIC COMPANY                                                                          673,582
          25,000  NOVELLUS SYSTEMS INCORPORATED +<<                                                                 526,250
           7,650  TYCO ELECTRONICS LIMITED                                                                          262,548

                                                                                                                  2,457,453
                                                                                                            ---------------

GENERAL MERCHANDISE STORES: 3.93%
          13,100  WAL-MART STORES INCORPORATED                                                                      690,108
                                                                                                            ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.20%
           7,400  3M COMPANY                                                                                        585,710
          30,400  DELL INCORPORATED +                                                                               605,568
          20,100  INTEL CORPORATION                                                                                 425,718

                                                                                                                  1,616,996
                                                                                                            ---------------

INSURANCE CARRIERS: 3.17%
          12,900  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         557,925
                                                                                                            ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.78%
          15,000  COVIDIEN LIMITED                                                                                  663,750
                                                                                                            ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.61%
          14,400  TYCO INTERNATIONAL LIMITED                                                                        634,320
                                                                                                            ---------------

MISCELLANEOUS RETAIL: 5.17%

          16,700  OFFICE DEPOT INCORPORATED +                                                                       184,535
          24,500  STAPLES INCORPORATED                                                                              541,695

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT LARGE COMPANY CORE FUND

SHARES            SECURITY NAME                                                                                        VALUE
MISCELLANEOUS RETAIL (continued)
           4,800  WALGREEN COMPANY                                                                                $       182,832

                                                                                                                          909,062
                                                                                                                  ---------------

MOTION PICTURES: 3.48%
          43,700  TIME WARNER INCORPORATED                                                                                612,674
                                                                                                                  ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.87%
           9,300  DISCOVER FINANCIAL SERVICES                                                                             152,241
                                                                                                                  ---------------

OIL & GAS EXTRACTION: 4.04%
           6,800  DEVON ENERGY CORPORATION                                                                                709,444
                                                                                                                  ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 7.47%
           7,800  CHEVRON CORPORATION                                                                                     665,808
           8,500  CONOCOPHILLIPS                                                                                          647,785

                                                                                                                        1,313,593
                                                                                                                  ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.82%
          13,400  MCGRAW-HILL COMPANIES INCORPORATED                                                                      495,130
                                                                                                                  ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.82%
          11,900  MERRILL LYNCH & COMPANY INCORPORATED <<                                                                 484,806
          11,800  MORGAN STANLEY                                                                                          539,260

                                                                                                                        1,024,066
                                                                                                                  ---------------

SEMICONDUCTORS: 0.73%
          12,500  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                  128,375
                                                                                                                  ---------------

TOTAL COMMON STOCKS (COST $19,002,023)                                                                                 17,338,721
                                                                                                                  ---------------

COLLATERAL FOR SECURITIES LENDING: 5.79%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.23%
           2,958  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               2,958
          12,563  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 12,563
          11,306  DREYFUS CASH MANAGEMENT FUND                                                                             11,306
          13,819  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   13,819

                                                                                                                           40,646
                                                                                                                  ---------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.56%
$         26,381  AMSTEL FUNDING CORPORATION                                            2.85%        04/16/2008           26,350
           4,648  APRECO LLC                                                            2.70         04/17/2008            4,643
           5,025  APRECO LLC                                                            3.10         04/07/2008            5,022
          30,401  ATLANTIC ASSET SECURITIZATION CORPORATION                             2.80         04/21/2008           30,354
           1,960  ATLANTIC ASSET SECURITIZATION CORPORATION                             3.00         04/18/2008            1,957
           6,281  BANCO SANTANDER TOTTA LOAN +++/-                                      2.83         10/15/2008            6,275
          41,079  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $41,083)                                              3.10        04/01/2008           41,079
           6,281  BANK OF IRELAND +++/-                                                 3.06         10/14/2008            6,279
           1,256  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                  VALUE $1,256)                                                         2.50         04/01/2008            1,256
           5,025  BNP PARIBAS +/-                                                       3.13         08/07/2008            5,021
          15,829  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $15,830)                                              3.04         04/01/2008           15,829

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT LARGE COMPANY CORE FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         27,763  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $27,765)                                              3.08%        04/01/2008     $     27,763
          13,316  BRYANT BANK FUNDING                                                   2.98         04/09/2008           13,307
           3,769  CAFCO LLC                                                             2.70         04/18/2008            3,764
          10,352  CAFCO LLC                                                             3.08         04/07/2008           10,346
          25,753  CHARIOT FUNDING LLC                                                   2.97         04/14/2008           25,726
          18,844  CHARTA LLC                                                            3.08         04/09/2008           18,831
          16,331  CHEYNE FINANCE LLC +++/-/\/\(A)(I)                                    5.12         02/25/2008           14,698
          12,563  CHEYNE FINANCE LLC +++/-/\/\(A)(I)                                    5.18         05/19/2008           11,306
          25,125  CIESCO LLC                                                            3.08         04/08/2008           25,110
          25,376  CLIPPER RECEIVABLES CORPORATION                                       3.32         04/01/2008           25,376
          40,326  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $40,329)                               3.10         04/01/2008           40,326
          18,844  CULLINAN FINANCE CORPORATION +++/-                                    3.08         08/04/2008           18,787
           7,412  EBBETS FUNDING LLC                                                    3.65         04/01/2008            7,412
          12,814  ERASMUS CAPITAL CORPORATION                                           3.00         04/17/2008           12,797
          10,050  ERASMUS CAPITAL CORPORATION                                           3.09         04/10/2008           10,042
          12,563  EUREKA SECURITIZATION INCORPORATED                                    2.90         04/15/2008           12,548
           4,899  FAIRWAY FINANCE CORPORATION                                           2.80         04/15/2008            4,894
           6,281  FAIRWAY FINANCE CORPORATION                                           2.90         04/07/2008            6,278
          25,125  FIVE FINANCE INCORPORATED +++/-                                       4.50         07/09/2008           25,013
          20,326  GALLEON CAPITAL LLC                                                   2.88         04/16/2008           20,302
          10,050  GALLEON CAPITAL LLC                                                   3.10         04/18/2008           10,035
          13,065  GEMINI SECURITIZATION INCORPORATED                                    2.85         04/23/2008           13,042
          17,588  GEMINI SECURITIZATION INCORPORATED                                    3.32         04/02/2008           17,586
          18,467  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $18,469)                               3.00         04/01/2008           18,467
          51,632  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED (MATURITY VALUE $51,637)                        3.15         04/01/2008           51,632
           2,513  HARRIER FINANCE FUNDING LLC +/-                                       2.62         04/25/2008            2,513
          16,331  ING (USA) ANNUITY & LIFE INSURANCE COMPANY +/-                        2.90         10/16/2008           16,331
           6,281  INTESA BANK (IRELAND) PLC +++/-                                       2.61         10/24/2008            6,275
          15,201  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $15,202)                                              3.10         04/01/2008           15,201
          10,804  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $10,805)                          3.04         04/01/2008           10,804
           2,513  KESTREL FUNDING US LLC +/-                                            2.62         04/25/2008            2,513
           8,794  LIBERTY STREET FUNDING CORPORATION                                    3.00         04/07/2008            8,789
          12,563  LINKS FINANCE LLC +++/-                                               3.09         08/15/2008           12,478
          18,844  MONT BLANC CAPITAL CORPORATION                                        2.86         04/24/2008           18,809
             201  MONT BLANC CAPITAL CORPORATION                                        3.20         04/09/2008              201
          12,060  MONT BLANC CAPITAL CORPORATION                                        3.25         04/04/2008           12,057
           1,162  MORGAN STANLEY +/-                                                    2.94         10/15/2008            1,161
          10,760  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $10,761)                                              2.50         04/01/2008           10,760
          18,969  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $18,971)                                              3.08         04/01/2008           18,969
          12,563  NORTHERN ROCK PLC +++/-                                               3.14         10/03/2008           12,483
          17,588  OLD LINE FUNDING CORPORATION                                          2.79         04/22/2008           17,559
          11,406  OLD LINE FUNDING CORPORATION                                          3.04         04/04/2008           11,403
           3,643  PICAROS FUNDING LLC                                                   2.60         04/11/2008            3,641
          12,563  RANGER FUNDING CORPORATION                                            2.71         04/18/2008           12,546
           7,538  SCALDIS CAPITAL LIMITED                                               2.82         04/17/2008            7,528
           9,045  SEDNA FINANCE INCORPORATED +++/-                                      3.03         04/10/2008            9,042
           7,538  SHEFFIELD RECEIVABLES CORPORATION                                     3.25         04/02/2008            7,537
           5,025  SLM CORPORATION +++/-                                                 2.94         05/12/2008            5,016
           7,789  STANFIELD VICTORIA FUNDING LLC +++/-/\/\(A)(I)                        5.27         04/03/2008            6,944
          12,563  STANFIELD VICTORIA FUNDING LLC +++/-/\/\(A)(I)                        5.47         02/15/2008           11,201
           1,508  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/03/2008            1,507
          12,563  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    2.85         04/15/2008           12,549
          15,829  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    3.10         04/15/2008           15,810
           7,538  THUNDER BAY FUNDING INCORPORATED                                      2.75         04/15/2008            7,529
           4,210  THUNDER BAY FUNDING INCORPORATED                                      2.80         04/04/2008            4,209

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT LARGE COMPANY CORE FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         12,563  TULIP FUNDING CORPORATION                                             2.88%        04/21/2008     $     12,542
           6,281  UNICREDITO ITALIANO BANK (IRELAND) +/-                                2.84         04/15/2009            6,277
           6,281  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB +++/-                   3.09         10/08/2008            6,278
           3,769  VARIABLE FUNDING CAPITAL CORPORATION                                  3.02         04/04/2008            3,768
          12,563  VERSAILLES CDS LLC                                                    3.00         04/11/2008           12,552
           6,281  VERSAILLES CDS LLC                                                    3.45         04/08/2008            6,277
          10,804  VICTORIA FINANCE LLC +++/-/\/\(A)(I)                                  3.44         07/28/2008            9,633
           6,281  VICTORIA FINANCE LLC +++/-/\/\(A)(I)                                  3.47         08/07/2008            5,600
          12,563  WHITE PINE FINANCE LLC +++/-/\/\(A)(I)                                5.41         02/22/2008           11,934
          30,150  YORKTOWN CAPITAL LLC                                                  2.72         04/03/2008           30,147

                                                                                                                         977,826
                                                                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,025,183):1.34%                                                        1,018,472
                                                                                                                    ------------
SHARES

         235,240  WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                                          235,240
                                                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (COST $235,240)                                                                             235,240
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $20,262,446)*                                                   105.76%                                       $ 18,592,433

OTHER ASSETS AND LIABILITIES, NET                                      (5.76)                                         (1,013,133)
                                                                    --------                                        ------------

TOTAL NET ASSETS                                                      100.00%                                       $ 17,579,300
                                                                    --------                                        ------------

----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

/\/\    THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
      AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $235,240.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT LARGE COMPANY GROWTH FUND

SHARES            SECURITY NAME                                                                                  VALUE
COMMON STOCKS: 98.05%

APPAREL & ACCESSORY STORES: 1.47%
          28,300  KOHL'S CORPORATION +                                                                      $     1,213,787
                                                                                                            ---------------

BIOPHARMACEUTICALS: 6.16%
          40,000  GENENTECH INCORPORATED +                                                                        3,247,200
          24,800  GENZYME CORPORATION +                                                                           1,848,592

                                                                                                                  5,095,792
                                                                                                            ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.15%
          43,700  FASTENAL COMPANY <<                                                                             2,007,141
          98,300  LOWE'S COMPANIES INCORPORATED                                                                   2,255,002

                                                                                                                  4,262,143
                                                                                                            ---------------

BUSINESS SERVICES: 17.26%
          26,500  AUTOMATIC DATA PROCESSING INCORPORATED                                                          1,123,335
         123,300  EBAY INCORPORATED +                                                                             3,679,272
           8,800  GOOGLE INCORPORATED CLASS A +                                                                   3,876,136
         197,270  MICROSOFT CORPORATION                                                                           5,598,523

                                                                                                                 14,277,266
                                                                                                            ---------------

CHEMICALS & ALLIED PRODUCTS: 1.79%
          35,500  AMGEN INCORPORATED +                                                                            1,483,190
                                                                                                            ---------------

DEPOSITORY INSTITUTIONS: 1.14%
          44,500  WESTERN UNION COMPANY                                                                             946,515
                                                                                                            ---------------

E-COMMERCE/SERVICES: 1.36%
          15,800  AMAZON.COM INCORPORATED +                                                                       1,126,540
                                                                                                            ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.48%
         175,700  CISCO SYSTEMS INCORPORATED +                                                                    4,232,613
          49,700  LINEAR TECHNOLOGY CORPORATION <<                                                                1,525,293
         157,300  NOKIA OYJ ADR                                                                                   5,006,859
          72,200  TEXAS INSTRUMENTS INCORPORATED                                                                  2,041,094

                                                                                                                 12,805,859
                                                                                                            ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.82%
          92,250  PAYCHEX INCORPORATED                                                                            3,160,485
                                                                                                            ---------------

GENERAL MERCHANDISE STORES: 6.18%
          69,700  TARGET CORPORATION                                                                              3,532,396
          29,900  WAL-MART STORES INCORPORATED                                                                    1,575,132

                                                                                                                  5,107,528
                                                                                                            ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.15%
          67,300  EMC CORPORATION                                                                                   965,082
         116,400  INTEL CORPORATION                                                                               2,465,352

                                                                                                                  3,430,434
                                                                                                            ---------------

INSURANCE CARRIERS: 2.66%
          50,775  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                       2,196,019
                                                                                                            ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT LARGE COMPANY GROWTH FUND

SHARES            SECURITY NAME                                                                                       VALUE
MEDICAL EQUIPMENT & SUPPLIES: 5.70%
          97,475  MEDTRONIC INCORPORATED                                                                         $     4,714,866
                                                                                                                 ---------------

PERSONAL SERVICES: 0.99%
          28,600  CINTAS CORPORATION                                                                                     816,244
                                                                                                                 ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 21.13%
         226,950  CHARLES SCHWAB CORPORATION                                                                           4,273,469
           2,300  CME GROUP INCORPORATED                                                                               1,078,930
          28,400  FRANKLIN RESOURCES INCORPORATED                                                                      2,754,516
          40,125  GOLDMAN SACHS GROUP INCORPORATED                                                                     6,636,274
          17,900  LEGG MASON INCORPORATED                                                                              1,002,042
          34,600  T. ROWE PRICE GROUP INCORPORATED                                                                     1,730,000

                                                                                                                      17,475,231
                                                                                                                 ---------------

TRANSPORTATION SERVICES: 3.61%
          30,100  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                 1,637,440
          29,900  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                  1,350,881

                                                                                                                       2,988,321
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $79,051,258)                                                                                81,100,220
                                                                                                                 ---------------

COLLATERAL FOR SECURITIES LENDING: 4.35%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.18%
          10,442  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                             10,442
          44,343  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                44,343
          39,909  DREYFUS CASH MANAGEMENT FUND                                                                            39,909
          48,777  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  48,777

                                                                                                                         143,471
                                                                                                                 ---------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 4.17%
$         93,121  AMSTEL FUNDING CORPORATION                                           2.85%         04/16/2008           93,010
          16,407  APRECO LLC                                                           2.70          04/17/2008           16,387
          17,737  APRECO LLC                                                           3.10          04/07/2008           17,728
         107,310  ATLANTIC ASSET SECURITIZATION CORPORATION                            2.80          04/21/2008          107,143
           6,918  ATLANTIC ASSET SECURITIZATION CORPORATION                            3.00          04/18/2008            6,908
          22,172  BANCO SANTANDER TOTTA LOAN +++/-                                     2.83          10/15/2008           22,149
         145,002  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $145,014)                                            3.10          04/01/2008          145,002
          22,172  BANK OF IRELAND +++/-                                                3.06          10/14/2008           22,165
           4,434  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                  VALUE $4,434)                                                        2.50          04/01/2008            4,434
          17,737  BNP PARIBAS +/-                                                      3.13          08/07/2008           17,723
          55,872  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $55,877)                                             3.04          04/01/2008           55,872
          97,998  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $98,006)                                             3.08          04/01/2008           97,998
          47,004  BRYANT BANK FUNDING                                                  2.98          04/09/2008           46,973
          13,303  CAFCO LLC                                                            2.70          04/18/2008           13,286
          36,539  CAFCO LLC                                                            3.08          04/07/2008           36,520
          90,903  CHARIOT FUNDING LLC                                                  2.97          04/14/2008           90,806
          66,515  CHARTA LLC                                                           3.08          04/09/2008           66,469
          57,646  CHEYNE FINANCE LLC +++/-/\/\(A)(I)                                   5.12          02/25/2008           51,881
          44,343  CHEYNE FINANCE LLC +++/-/\/\(A)(I)                                   5.18          05/19/2008           39,909
          88,686  CIESCO LLC                                                           3.08          04/08/2008           88,633
          89,573  CLIPPER RECEIVABLES CORPORATION                                      3.32          04/01/2008           89,573

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT LARGE COMPANY GROWTH FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        142,341  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $142,353)                             3.10%         04/01/2008     $    142,341
          66,515  CULLINAN FINANCE CORPORATION +++/-                                   3.08          08/04/2008           66,315
          26,162  EBBETS FUNDING LLC                                                   3.65          04/01/2008           26,162
          45,230  ERASMUS CAPITAL CORPORATION                                          3.00          04/17/2008           45,170
          35,474  ERASMUS CAPITAL CORPORATION                                          3.09          04/10/2008           35,447
          44,343  EUREKA SECURITIZATION INCORPORATED                                   2.90          04/15/2008           44,293
          17,294  FAIRWAY FINANCE CORPORATION                                          2.80          04/15/2008           17,275
          22,172  FAIRWAY FINANCE CORPORATION                                          2.90          04/07/2008           22,161
          88,686  FIVE FINANCE INCORPORATED +++/-                                      4.50          07/09/2008           88,289
          71,747  GALLEON CAPITAL LLC                                                  2.88          04/16/2008           71,661
          35,474  GALLEON CAPITAL LLC                                                  3.10          04/18/2008           35,423
          46,117  GEMINI SECURITIZATION INCORPORATED                                   2.85          04/23/2008           46,037
          62,080  GEMINI SECURITIZATION INCORPORATED                                   3.32          04/02/2008           62,075
          65,184  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $65,189)                              3.00          04/01/2008           65,184
         182,250  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED (MATURITY VALUE $182,266)                      3.15          04/01/2008          182,250
           8,869  HARRIER FINANCE FUNDING LLC +/-                                      2.62          04/25/2008            8,869
          57,646  ING (USA) ANNUITY & LIFE INSURANCE COMPANY +/-                       2.90          10/16/2008           57,646
          22,172  INTESA BANK (IRELAND) PLC +++/-                                      2.61          10/24/2008           22,151
          53,655  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $53,660)                                             3.10          04/01/2008           53,655
          38,135  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $38,138)                         3.04          04/01/2008           38,135
           8,869  KESTREL FUNDING US LLC +/-                                           2.62          04/25/2008            8,869
          31,040  LIBERTY STREET FUNDING CORPORATION                                   3.00          04/07/2008           31,025
          44,343  LINKS FINANCE LLC +++/-                                              3.09          08/15/2008           44,045
          66,515  MONT BLANC CAPITAL CORPORATION                                       2.86          04/24/2008           66,394
             709  MONT BLANC CAPITAL CORPORATION                                       3.20          04/09/2008              709
          42,569  MONT BLANC CAPITAL CORPORATION                                       3.25          04/04/2008           42,558
           4,102  MORGAN STANLEY +/-                                                   2.94          10/15/2008            4,100
          37,979  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $37,982)                                             2.50          04/01/2008           37,979
          66,958  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $66,964)                                             3.08          04/01/2008           66,958
          44,343  NORTHERN ROCK PLC +++/-                                              3.14          10/03/2008           44,061
          62,080  OLD LINE FUNDING CORPORATION                                         2.79          04/22/2008           61,979
          40,260  OLD LINE FUNDING CORPORATION                                         3.04          04/04/2008           40,250
          12,860  PICAROS FUNDING LLC                                                  2.60          04/11/2008           12,850
          44,343  RANGER FUNDING CORPORATION                                           2.71          04/18/2008           44,286
          26,606  SCALDIS CAPITAL LIMITED                                              2.82          04/17/2008           26,573
          31,927  SEDNA FINANCE INCORPORATED +++/-                                     3.03          04/10/2008           31,917
          26,606  SHEFFIELD RECEIVABLES CORPORATION                                    3.25          04/02/2008           26,603
          17,737  SLM CORPORATION +++/-                                                2.94          05/12/2008           17,705
          27,493  STANFIELD VICTORIA FUNDING LLC +++/-/\/\(A)(I)                       5.27          04/03/2008           24,513
          44,343  STANFIELD VICTORIA FUNDING LLC +++/-/\/\(A)(I)                       5.47          02/15/2008           39,536
           5,321  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   2.85          04/03/2008            5,320
          44,343  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   2.85          04/15/2008           44,294
          55,872  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   3.10          04/15/2008           55,805
          26,606  THUNDER BAY FUNDING INCORPORATED                                     2.75          04/15/2008           26,577
          14,860  THUNDER BAY FUNDING INCORPORATED                                     2.80          04/04/2008           14,857
          44,343  TULIP FUNDING CORPORATION                                            2.88          04/21/2008           44,272
          22,172  UNICREDITO ITALIANO BANK (IRELAND) +/-                               2.84          04/15/2009           22,157
          22,172  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB +++/-                  3.09          10/08/2008           22,159
          13,303  VARIABLE FUNDING CAPITAL CORPORATION                                 3.02          04/04/2008           13,300
          44,343  VERSAILLES CDS LLC                                                   3.00          04/11/2008           44,306
          22,172  VERSAILLES CDS LLC                                                   3.45          04/08/2008           22,157
          38,135  VICTORIA FINANCE LLC +++/-/\/\(A)(I)                                 3.44          07/28/2008           34,001
          22,172  VICTORIA FINANCE LLC +++/-/\/\(A)(I)                                 3.47          08/07/2008           19,768
          44,343  WHITE PINE FINANCE LLC +++/-/\/\(A)(I)                               5.41          02/22/2008           42,126

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT LARGE COMPANY GROWTH FUND


PRINCIPAL         SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        106,423  YORKTOWN CAPITAL LLC                                                 2.72%         04/03/2008     $    106,408

                                                                                                                       3,451,525
                                                                                                                    ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,607,403)                                                              3,594,996
                                                                                                                    ------------
SHARES

SHORT-TERM INVESTMENTS: 1.01%
       833,287    WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                                          833,287

TOTAL SHORT-TERM INVESTMENTS (COST $833,287)                                                                             833,287
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $83,491,948)*                                                   103.41%                                       $ 85,528,503

OTHER ASSETS AND LIABILITIES, NET                                      (3.41)                                         (2,816,887)
                                                                    --------                                        -------------

TOTAL NET ASSETS                                                      100.00%                                       $ 82,711,616
                                                                    --------                                        ------------

----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

/\/\    THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
      AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $833,287.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                 PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT MONEY MARKET FUND


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE      VALUE
CERTIFICATES OF DEPOSIT: 10.27%
$        500,000  ALLIED IRISH BANKS NY                                                2.86%         09/09/2008     $    500,000
         250,000  BANK OF NOVA SCOTIA (PORTLAND)                                       4.28          04/11/2008          250,000
         500,000  BANK OF SCOTLAND PLC (NEW YORK) +/-                                  4.50          11/10/2008          500,000
         500,000  BARCLAYS BANK PLC (NEW YORK)                                         5.20          04/10/2008          500,000
         500,000  CALYON (NEW YORK)                                                    4.03          07/14/2008          500,000
         600,000  CREDIT AGRICOLE SA                                                   4.31          04/01/2008          600,000
       1,000,000  DEXIA CREDIT LOCAL SA (NEW YORK)                                     3.08          05/30/2008        1,000,000
         500,000  NATIXIS NEW YORK  BRANCH                                             4.48          05/08/2008          500,000
         250,000  ROYAL BANK OF CANADA (NEW YORK) +/-                                  2.76          04/16/2008          249,990
         250,000  ROYAL BANK OF SCOTLAND (NEW YORK) +/-                                3.06          04/03/2008          250,000
         250,000  ROYAL BANK OF SCOTLAND (NEW YORK) +/-                                3.06          07/03/2008          249,924
         500,000  UNICREDITO ITALIANO (NEW YORK)                                       4.40          04/10/2008          500,000

TOTAL CERTIFICATES OF DEPOSIT (COST $5,599,914)                                                                        5,599,914
                                                                                                                    ------------

COMMERCIAL PAPER: 47.44%
         250,000  AMERICAN EXPRESS CREDIT                                              2.98          07/08/2008          247,972
         300,000  AMSTEL FUNDING CORPORATION ++                                        3.10          04/08/2008          299,819
         250,000  AMSTEL FUNDING CORPORATION ++                                        2.80          04/18/2008          249,669
         250,000  AMSTEL FUNDING CORPORATION ++                                        2.85          04/21/2008          249,604
         250,000  ANZ NATIONAL (INTERNATIONAL) LIMITED ++                              4.62          04/25/2008          249,230
         250,000  APRECO LLC ++                                                        2.94          05/09/2008          249,224
         250,000  ATLANTIC ASSET SECURITIZATION CORPORATION ++                         3.18          04/23/2008          249,514
         250,000  BANK OF IRELAND ++                                                   4.56          04/25/2008          249,240
         250,000  BARCLAYS US FUNDING LLC                                              3.01          08/28/2008          246,891
         250,000  BEAGLE FUNDING LLC ++                                                4.44          04/09/2008          249,753
         250,000  BNZ INTERNATIONAL FUNDING ++                                         2.88          05/12/2008          249,180
         500,000  BNZ INTERNATIONAL FUNDING ++                                         2.87          05/19/2008          498,087
         350,000  BRYANT PARK FUNDING LLC ++                                           3.05          04/14/2008          349,615
         750,000  CAFCO LLC ++                                                         2.92          05/09/2008          747,688
         250,000  CAFCO LLC ++                                                         2.70          05/16/2008          249,156
         250,000  CANCARA ASSET SECURITIZATION LLC ++                                  3.10          04/08/2008          249,849
         500,000  CANCARA ASSET SECURITIZATION LLC ++                                  3.95          04/15/2008          499,232
         250,000  CANCARA ASSET SECURITIZATION LLC ++                                  4.27          04/14/2008          249,615
         250,000  CHARIOT FUNDING LLC                                                  2.72          06/30/2008          248,300
         500,000  CHARTA LLC ++                                                        3.89          04/16/2008          499,190
         250,000  CHARTA LLC ++                                                        3.20          04/25/2008          249,467
         500,000  CHARTA LLC ++                                                        2.82          06/09/2008          497,298
         250,000  CIESCO LLC ++                                                        3.30          04/28/2008          249,381
         250,000  CIESCO LLC ++                                                        2.92          05/05/2008          249,311
         250,000  CIESCO LLC ++                                                        2.85          06/05/2008          248,714
         750,000  CITIBANK OMNI MASTER TRUST ++                                        4.25          04/11/2008          749,115
         350,000  CITIBANK OMNI MASTER TRUST ++                                        3.72          04/24/2008          349,168
         250,000  CLIPPER RECEIVABLES COMPANY LLC ++                                   3.07          04/02/2008          249,979
       1,000,000  CLIPPER RECEIVABLES LLC ++                                           3.10          04/07/2008          999,483
         250,000  CRC FUNDING LLC ++                                                   3.14          04/07/2008          249,869
         250,000  CRC FUNDING LLC ++                                                   3.08          05/15/2008          249,059
         250,000  CRC FUNDING LLC ++                                                   2.90          06/10/2008          248,590
         300,000  DNB NOR BANK ASA ++                                                  3.69          07/07/2008          297,017
         250,000  ERASMUS CAPITAL CORPORATION ++                                       3.95          04/18/2008          249,534
         250,000  EUREKA SECURITIZATION ++                                             2.70          04/29/2008          249,475
         250,000  FAIRWAY FINANCE CORPORATION ++                                       3.19          04/04/2008          249,934
         250,000  FAIRWAY FINANCE CORPORATION ++                                       3.09          04/25/2008          249,485
         250,000  FALCON ASSET SECURITIES COMPANY LLC ++                               3.10          05/07/2008          249,225
         500,000  FORTIS FUNDING LLC ++                                                3.01          05/13/2008          498,244
         500,000  GALLEON CAPITAL LLC ++                                               3.10          04/02/2008          499,957
         250,000  GRAMPIAN FUNDING LLC ++                                              4.45          04/08/2008          249,784
         200,000  GRAMPIAN FUNDING LLC ++                                              5.12          04/08/2008          199,801
         250,000  IRISH LIFE & PERMANENT ++                                            4.40          04/04/2008          249,908
         450,000  IRISH LIFE & PERMANENT ++                                            2.94          06/10/2008          447,428
         250,000  JUPITER SECURITIZATION CORPORATION LLC ++                            2.70          04/23/2008          249,588
         500,000  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED ++                      2.72          09/17/2008          493,616
         500,000  LIBERTY STREET FUNDING LLC ++                                        3.01          05/14/2008          498,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                 PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT MONEY MARKET FUND


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$        250,000  LIBERTY STREET FUNDING LLC ++                                        2.90%         06/26/2008     $    248,268
         250,000  LIBERTY STREET FUNDING LLC ++                                        2.85          06/25/2008          248,318
         500,000  MONT BLANC CAPITAL CORPORATION ++                                    3.87          04/18/2008          499,086
         250,000  NIEUW AMSTERDAM RECEIVABLES ++                                       3.25          04/22/2008          249,526
         250,000  OLD LINE FUNDING LLC ++                                              3.12          04/09/2008          249,827
         250,000  OLD LINE FUNDING LLC ++                                              3.15          04/18/2008          249,628
         250,000  OLD LINE FUNDING LLC                                                 2.65          05/09/2008          249,301
         250,000  PARK AVENUE RECEIVABLES ++                                           2.70          04/23/2008          249,588
         250,000  PARK AVENUE RECEIVABLES ++                                           2.65          05/12/2008          249,245
         250,000  PARK AVENUE RECEIVABLES ++                                           2.75          05/27/2008          248,931
         500,000  RANGER FUNDING COMPANY LLC ++                                        3.20          04/14/2008          499,422
         250,000  RANGER FUNDING COMPANY LLC ++                                        3.20          04/23/2008          249,511
         250,000  RANGER FUNDING COMPANY LLC ++                                        3.02          04/24/2008          249,518
         500,000  REGENCY MARKETS # 1 LLC ++                                           3.00          04/17/2008          499,333
         500,000  REGENCY MARKETS # 1 LLC ++                                           3.20          04/17/2008          499,289
         500,000  REGENCY MARKETS #1 LLC ++                                            3.15          05/15/2008          498,075
         500,000  SCALDIS CAPITAL LLC ++                                               3.95          04/15/2008          499,232
         250,000  SHEFFIELD RECEIVABLES CORPORATION ++                                 3.14          04/09/2008          249,826
         250,000  SOCIETE GENERALE NORTH AMERICA                                       4.25          04/09/2008          249,764
         250,000  SOCIETE GENERALE NORTH AMERICA                                       3.87          04/17/2008          249,571
         250,000  SWEDBANK MORTGAGE AB                                                 3.88          04/16/2008          249,596
         250,000  SWEDBANK MORTGAGE AB                                                 4.36          07/08/2008          247,033
         250,000  THAMES ASSET GLOBAL SECURITIES ++                                    4.15          04/07/2008          249,827
       1,000,000  THAMES ASSET GLOBAL SECURITIES ++                                    3.10          04/01/2008        1,000,000
         250,000  THUNDER BAY FUNDING LLC ++                                           3.13          04/03/2008          249,957
         250,000  THUNDER BAY FUNDING LLC ++                                           3.15          04/17/2008          249,650
         250,000  THUNDER BAY FUNDING LLC ++                                           2.65          06/17/2008          248,583
         500,000  UNICREDITO ITALIANO BANK OF IRELAND ++                               3.21          05/02/2008          498,620
         250,000  VARIABLE FUNDING CAPITAL ++                                          2.94          05/05/2008          249,306
         250,000  VERSAILLES CDS LLC ++                                                3.30          04/04/2008          249,931

TOTAL COMMERCIAL PAPER (COST $25,879,222)                                                                             25,879,222
                                                                                                                    ------------

CORPORATE BONDS & NOTES: 3.52%
         300,000  BES FINANCE LIMITED +/-++                                            3.17          03/02/2009          300,000
         500,000  DNB NOR BANK ASA +/-++                                               2.60          03/25/2009          500,000
         500,000  FLORIDA HURRICANE CATASTROPHE +/-                                    3.03          12/12/2008          500,000
         500,000  INTESA BANK IRELAND PLC +/-++                                        2.61          03/25/2009          500,000
         120,000  MORGAN STANLEY +/-                                                   2.29          09/15/2008          119,701

TOTAL CORPORATE BONDS & NOTES (COST $1,919,701)                                                                        1,919,701
                                                                                                                    ------------

EXTENDABLE BONDS: 4.67%
       1,000,000  BANK OF IRELAND +/-++                                                2.96          04/28/2009        1,000,000
         300,000  BASF FINANCE EUROPE NV +/-++                                         3.88          04/20/2009          300,000
         250,000  CAISSE NATIONALE +/-++                                               3.07          03/10/2009          250,000
         250,000  COMMONWEALTH BANK AUSTRALIA +/-++                                    4.71          02/03/2009          250,000
         500,000  GENERAL ELECTRIC CAPITAL CORPORATION +/-                             3.08          03/09/2009          500,000
         250,000  WACHOVIA BANK +/-                                                    4.75          02/04/2009          250,000

TOTAL EXTENDABLE BONDS (COST $2,550,000)                                                                               2,550,000
                                                                                                                    ------------

MEDIUM TERM NOTES: 7.97%
         500,000  BNP PARIBAS +/-                                                      2.79          09/16/2008          500,000
         500,000  MERRILL LYNCH & COMPANY +/-                                          2.74          03/24/2009          500,000
         200,000  MERRILL LYNCH & COMPANY +/-                                          2.92          03/18/2009          200,000
       1,000,000  NORDEA BANK AB +/-++                                                 3.02          09/10/2008        1,000,000
       1,000,000  NORTHERN ROCK PLC +/-++                                              3.08          10/08/2008        1,000,000
         500,000  PREMIUM ASSET TRUST SERIES 04-10 +/-++                               2.94          12/12/2008          500,000
         250,000  ROYAL BANK SCOTLAND GROUP PLC +/-++                                  2.91          09/18/2008          250,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                 PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT MONEY MARKET FUND


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE      VALUE
MEDIUM TERM NOTES (continued)
$        400,000  SEDNA FINANCE INCORPORATED SERIES MTN ++                             5.35%        05/29/2008      $    400,000

TOTAL MEDIUM TERM NOTES (COST $4,350,000)                                                                              4,350,000
                                                                                                                    ------------

MUNICIPAL BONDS & NOTES: 1.79%
         500,000  JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B
                  (EDUCATIONAL FACILITIES REVENUE, REGIONS BANK) +/-ss.            3.75         07/01/2033           500,000
         475,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                  BANK OF AMERICA NA LOC) +/-ss.                                   2.96         11/01/2028           474,972

TOTAL MUNICIPAL BONDS & NOTES (COST $974,972)                                                                            974,972
                                                                                                                    ------------

SECURED MASTER NOTE AGREEMENT: 3.72%
         967,000  BANK OF AMERICA SECURITIES LLC +/-++ss.(e)                       3.13                              967,000
       1,060,000  CITIGROUP GLOBAL MARKETS INCORPORATED +/-++ss.(e)                3.13                            1,060,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $2,027,000)                                                                  2,027,000
                                                                                                                    ------------

REPURCHASE AGREEMENTS: 11.51%
       1,278,000  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $1,278,089)                 2.50         04/01/2008         1,278,000
       3,000,000  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $3,000,208)                    2.50         04/01/2008         3,000,000
       1,000,000  JPMORGAN REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,086)                    3.10         04/01/2008         1,000,000
       1,000,000  LEHMAN BROTHERS REPURCHASE AGREEMENT  - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,088)              3.15         04/01/2008         1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $6,278,000)                                                                          6,278,000
                                                                                                                    ------------

TIME DEPOSITS: 11.00%
       1,000,000  BANK OF SCOTLAND LONDON                                              3.05         04/01/2008         1,000,000
       1,000,000  BNP PARIBAS PARIS                                                    3.15         04/01/2008         1,000,000
       1,000,000  DANSKE BANK AS COPENHAGEN                                            3.05         04/01/2008         1,000,000
       1,000,000  DANSKE BANK AS COPENHAGEN                                            3.50         04/01/2008         1,000,000
       1,000,000  DEXIA BANK SA BRUSSELS                                               3.25         04/01/2008         1,000,000
       1,000,000  RABOBANK LONDON                                                      3.15         04/02/2008         1,000,000

TOTAL TIME DEPOSITS (COST $6,000,000)                                                                                  6,000,000
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $55,578,809)*                                                  101.89%                                        $ 55,578,809

OTHER ASSETS AND LIABILITIES, NET                                     (1.89)                                          (1,029,316)
                                                                    -------                                         ------------

TOTAL NET ASSETS                                                     100.00%                                        $ 54,549,493
                                                                    -------                                         ------------

----------------

+/-       VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)       THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      VT OPPORTUNITY FUND

SHARES         SECURITY NAME                                                                       VALUE
COMMON STOCKS: 80.30%

AMUSEMENT & RECREATION SERVICES: 0.87%
    147,000    INTERNATIONAL GAME TECHNOLOGY                                                   $   5,910,870
                                                                                               -------------

APPAREL & ACCESSORY STORES: 1.20%
    230,000    NORDSTROM INCORPORATED <<                                                           7,498,000
     20,377    URBAN OUTFITTERS INCORPORATED <<+                                                     638,819

                                                                                                   8,136,819
                                                                                               -------------

BIOPHARMACEUTICALS: 2.15%
    107,000    GENENTECH INCORPORATED +                                                           8 ,686,260
    550,000    PDL BIOPHARMA INCORPORATED <<+                                                      5,824,500

                                                                                                  14,510,760
                                                                                               -------------

BUSINESS SERVICES: 10.05%
    620,000    CADENCE DESIGN SYSTEMS INCORPORATED <<+                                             6,621,600
  1,080,000    CNET NETWORKS INCORPORATED <<+                                                      7,668,000
    190,000    ELECTRONIC ARTS INCORPORATED +                                                      9,484,800
    365,000    IMS HEALTH INCORPORATED                                                             7,668,650
  1,180,000    INTERPUBLIC GROUP OF COMPANIES INCORPORATED <<+                                     9,923,800
    345,000    NCR CORPORATION +                                                                   7,876,350
    198,100    OMNICOM GROUP INCORPORATED                                                          8,752,058
    540,000    RED HAT INCORPORATED +                                                              9,930,600

                                                                                                  67,925,858
                                                                                               -------------

CHEMICALS & ALLIED PRODUCTS: 5.89%
    182,850    AMGEN INCORPORATED +                                                                7,639,473
    175,000    AVERY DENNISON CORPORATION                                                          8,618,750
    145,000    CLOROX COMPANY                                                                      8,212,800
    182,000    PRAXAIR INCORPORATED                                                               15,329,860

                                                                                                  39,800,883
                                                                                               -------------

COMMUNICATIONS: 4.53%
    375,000    CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A +                            8,036,250
    512,000    COMCAST CORPORATION CLASS A                                                         9,712,640
    161,000    LIBERTY MEDIA CORPORATION - ENTERTAINMENT CLASS A +                                 3,645,040
    570,000    LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A <<+                                  9,199,800

                                                                                                  30,593,730
                                                                                               -------------

DEPOSITORY INSTITUTIONS: 5.64%
    190,000    BANK OF NEW YORK MELLON CORPORATION                                                 7,928,700
    213,500    BB&T CORPORATION <<                                                                 6,844,810
    126,000    CITIGROUP INCORPORATED                                                              2,698,920
     65,000    JPMORGAN CHASE & COMPANY                                                            2,791,750
    290,000    TORONTO-DOMINION BANK                                                              17,830,289

                                                                                                  38,094,469
                                                                                               -------------

ELECTRIC, GAS & SANITARY SERVICES: 0.41%
     94,500    REPUBLIC SERVICES INCORPORATED                                                      2,745,320
                                                                                               -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.23%
  4,710,000    ARM HOLDINGS PLC                                                                    8,225,932
  1,292,400    CELESTICA INCORPORATED +                                                            8,684,928
    805,000    FLEXTRONICS INTERNATIONAL LIMITED <<+                                               7,558,950
    430,000    MICROSEMI CORPORATION <<+                                                           9,804,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      VT OPPORTUNITY FUND

SHARES         SECURITY NAME                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    385,000    MOLEX INCORPORATED CLASS A                                                      $   8,416,100
    405,000    NETAPP INCORPORATED +                                                               8,120,250
  1,585,000    ON SEMICONDUCTOR CORPORATION <<+                                                    9,002,800
    415,000    POLYCOM INCORPORATED +                                                              9,354,100

                                                                                                  69,167,060
                                                                                               -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.64%
    315,000    ACCENTURE LIMITED CLASS A                                                          11,078,550
                                                                                               -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.39%
    195,000    ILLINOIS TOOL WORKS INCORPORATED                                                    9,404,850
                                                                                               -------------

FOOD & KINDRED PRODUCTS: 1.19%
    237,800    PEPSI BOTTLING GROUP INCORPORATED                                                   8,063,798
                                                                                               -------------

FORESTRY: 1.15%
    119,985    WEYERHAEUSER COMPANY <<                                                             7,803,824
                                                                                               -------------

GENERAL MERCHANDISE STORES: 2.43%
    185,000    JCPENNEY COMPANY INCORPORATED                                                       6,976,350
    187,000    TARGET CORPORATION                                                                  9,477,160

                                                                                                  16,453,510
                                                                                               -------------

HEALTH SERVICES: 1.26%
  1,615,000    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A <<                               8,543,350
                                                                                               -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.33%
    215,000    DOVER CORPORATION                                                                   8,982,700
                                                                                               -------------

INSURANCE CARRIERS: 3.78%
    175,000    ACE LIMITED                                                                         9,635,500
    730,000    MGIC INVESTMENT CORPORATION <<                                                      7,686,900
    159,000    RENAISSANCERE HOLDINGS LIMITED                                                      8,253,690

                                                                                                  25,576,090
                                                                                               -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.63%
    285,000    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                        9,365,100
     79,839    RESMED INCORPORATED <<+                                                             3,367,609
    212,500    WATERS CORPORATION <<+                                                             11,836,250

                                                                                                  24,568,959
                                                                                               -------------

MEDICAL PRODUCTS: 1.18%
    102,000    ZIMMER HOLDINGS INCORPORATED +                                                      7,941,720
                                                                                               -------------

METAL MINING: 0.93%
     65,000    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                 6,254,300
                                                                                               -------------

MISCELLANEOUS RETAIL: 2.22%
    108,000    CVS CAREMARK CORPORATION                                                            4,375,080
    480,000    STAPLES INCORPORATED                                                               10,612,800

                                                                                                  14,987,880
                                                                                               -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.44%
    310,000    J.B. HUNT TRANSPORT SERVICES INCORPORATED <<                                        9,743,300
                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      VT OPPORTUNITY FUND

SHARES         SECURITY NAME                                                                       VALUE
OIL & GAS EXTRACTION: 7.55%
    153,000    TRANSOCEAN INCORPORATED +                                                       $  20,685,600
    330,000    WEATHERFORD INTERNATIONAL LIMITED +                                                23,915,100
    103,400    XTO ENERGY INCORPORATED                                                             6,396,324

                                                                                                  50,997,024
                                                                                               -------------

PERSONAL SERVICES: 0.63%
    155,000    REGIS CORPORATION <<                                                                4,260,950
                                                                                               -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.16%
    149,000    SUNOCO INCORPORATED                                                                 7,818,030
                                                                                               -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.37%
    220,000    E.W. SCRIPPS COMPANY CLASS A                                                        9,242,200
                                                                                               -------------

TRANSPORTATION BY AIR: 1.76%
    210,000    CONTINENTAL AIRLINES INCORPORATED CLASS B +                                         4,038,300
    410,000    TAM SA ADR <<                                                                       7,867,900

                                                                                                  11,906,200
                                                                                               -------------

TRANSPORTATION EQUIPMENT: 1.25%
    250,000    JOHNSON CONTROLS INCORPORATED                                                       8,450,000
                                                                                               -------------

UTILITIES: 0.75%
     65,000    VANGUARD UTILITIES ETF                                                              5,101,200
                                                                                               -------------

WATER TRANSPORTATION: 1.29%
    265,000    ROYAL CARIBBEAN CRUISES LIMITED <<                                                  8,718,500
                                                                                               -------------

TOTAL COMMON STOCKS (COST $519,400,641)                                                          542,782,704
                                                                                               -------------

UNITS                                                          MATURITY DATE
EXCHANGEABLE NOTES: 3.24%
    124,000    MEDTRONIC INCORPORATED + ++(J)                     04/23/2008                       6,163,668
    160,000    MEMC ELECTRONIC MATERIALS INCORPORATED MTN+(J)     04/04/2008                      11,241,600
    107,000    WYETH MTN + ++                                     04/09/2008                       4,467,304

TOTAL EXCHANGEABLE NOTES (COST $21,065,975)                                                       21,872,572
                                                                                               -------------

SHARES
INVESTMENT COMPANIES: 3.09%

STOCK FUNDS: 3.09%
     80,000    ISHARES S&P SMALLCAP 600 INDEX FUND <<                                              4,794,400
     58,000    MIDCAP SPDR TRUST SERIES 1 <<                                                       8,213,960
     60,000    VANGUARD TOTAL STOCK MARKET ETF <<                                                  7,875,000

                                                                                                  20,883,360
                                                                                               -------------

TOTAL INVESTMENT COMPANIES (COST $18,970,427)                                                     20,883,360
                                                                                               -------------

PREFERRED STOCKS: 3.55%
    255,000    AKAMAI TECHNOLOGIES + ++                                                            7,168,050
    126,320    HALLIBURTON COMPANY + ++                                                            4,921,036
    177,805    NUCOR CORPORATION + ++                                                             11,889,820

TOTAL PREFERRED STOCKS (COST $23,835,264)                                                         23,978,906
                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      VT OPPORTUNITY FUND

SHARES         SECURITY NAME                                                                       VALUE
RIGHTS: 0.00%
    230,000    SEAGATE TECHNOLOGY RIGHTS +(A)(I)                                               $           0

  TOTAL RIGHTS (COST $0)                                                                                   0
                                                                                               -------------

COLLATERAL FOR SECURITIES LENDING: 19.22%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.77%
    377,328    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                           377,328
  1,602,419    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                            1,602,419
  1,442,177    DREYFUS CASH MANAGEMENT FUND                                                        1,442,177
  1,762,661    SCUDDER DAILY ASSETS MONEY MARKET FUND                                              1,762,661

                                                                                                   5,184,585
                                                                                               -------------

PRINCIPAL                                                      INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 18.45%
$ 3,365,079    AMSTEL FUNDING CORPORATION                           2.85%        04/16/2008        3,361,083
    592,895    APRECO LLC                                           2.70         04/17/2008          592,183
    640,967    APRECO LLC                                           3.10         04/07/2008          640,636
  3,877,853    ATLANTIC ASSET SECURITIZATION CORPORATION            2.80         04/21/2008        3,871,821
    249,977    ATLANTIC ASSET SECURITIZATION CORPORATION            3.00         04/18/2008          249,623
    801,209    BANCO SANTANDER TOTTA LOAN +++/-                     2.83         10/15/2008          800,409
  5,239,909    BANK OF AMERICA REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $5,240,360)           3.10         04/01/2008        5,239,909
    801,209    BANK OF IRELAND +++/-                                3.06         10/14/2008          800,965
    160,242    BARCLAYS REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $160,253)             2.50         04/01/2008          160,242
    640,967    BNP PARIBAS +/-                                      3.13         08/07/2008          640,446
  2,019,048    BNP PARIBAS REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $2,019,218)           3.04         04/01/2008        2,019,048
  3,541,345    BNP PARIBAS REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $3,541,648)           3.08         04/01/2008        3,541,345
  1,698,564    BRYANT BANK FUNDING                                  2.98         04/09/2008        1,697,439
    480,726    CAFCO LLC                                            2.70         04/18/2008          480,113
  1,320,393    CAFCO LLC                                            3.08         04/07/2008        1,319,715
  3,284,958    CHARIOT FUNDING LLC                                  2.97         04/14/2008        3,281,435
  2,403,628    CHARTA LLC                                           3.08         04/09/2008        2,401,983
  2,083,144    CHEYNE FINANCE LLC ++(A)(I)+/-/\/\                   5.12         02/25/2008        1,874,830
  1,602,419    CHEYNE FINANCE LLC ++(A)(I)+/-/\/\                   5.18         05/19/2008        1,442,177
  3,204,837    CIESCO LLC                                           3.08         04/08/2008        3,202,918
  3,236,886    CLIPPER RECEIVABLES CORPORATION                      3.32         04/01/2008        3,236,886
  5,143,764    CREDIT SUISSE FIRST BOSTON REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $5,144,207)                                    3.10         04/01/2008        5,143,764
  2,403,628    CULLINAN FINANCE CORPORATION +++/-                   3.08         08/04/2008        2,396,420
    945,427    EBBETS FUNDING LLC                                   3.65         04/01/2008          945,427
  1,634,467    ERASMUS CAPITAL CORPORATION                          3.00         04/17/2008        1,632,288
  1,281,935    ERASMUS CAPITAL CORPORATION                          3.09         04/10/2008        1,280,945
  1,602,419    EUREKA SECURITIZATION INCORPORATED                   2.90         04/15/2008        1,600,612
    624,943    FAIRWAY FINANCE CORPORATION                          2.80         04/15/2008          624,263
    801,209    FAIRWAY FINANCE CORPORATION                          2.90         04/07/2008          800,822
  3,204,837    FIVE FINANCE INCORPORATED +++/-                      4.50         07/09/2008        3,190,493
  2,592,713    GALLEON CAPITAL LLC                                  2.88         04/16/2008        2,589,602
  1,281,935    GALLEON CAPITAL LLC                                  3.10         04/18/2008        1,280,058
  1,666,515    GEMINI SECURITIZATION INCORPORATED                   2.85         04/23/2008        1,663,613
  2,243,386    GEMINI SECURITIZATION INCORPORATED                   3.32         04/02/2008        2,243,179
  2,355,556    GOLDMAN SACHS & COMPANY REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $2,355,752)                                    3.00         04/01/2008        2,355,556
  6,585,941    GREENWICH CAPITAL HOLDINGS INCORPORATED
               REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $6,586,517)                          3.15         04/01/2008        6,585,941
    320,484    HARRIER FINANCE FUNDING LLC +/-                      2.62         04/25/2008          320,484
  2,083,144    ING (USA) ANNUITY & LIFE INSURANCE COMPANY +/-       2.90         10/16/2008        2,083,144
    801,209    INTESA BANK (IRELAND) PLC +++/-                      2.61         10/24/2008          800,471

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      VT OPPORTUNITY FUND

PRINCIPAL      SECURITY NAME                                   INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,938,927    JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $1,939,094)           3.10%        04/01/2008    $   1,938,927
  1,378,080    JPMORGAN CHASE SECURITIES CORPORATION
               REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,378,196)                          3.04         04/01/2008        1,378,080
    320,484    KESTREL FUNDING US LLC +/-                           2.62         04/25/2008          320,484
  1,121,693    LIBERTY STREET FUNDING CORPORATION                   3.00         04/07/2008        1,121,132
  1,602,419    LINKS FINANCE LLC +++/-                              3.09         08/15/2008        1,591,647
  2,403,628    MONT BLANC CAPITAL CORPORATION                       2.86         04/24/2008        2,399,251
     25,639    MONT BLANC CAPITAL CORPORATION                       3.20         04/09/2008           25,620
  1,538,322    MONT BLANC CAPITAL CORPORATION                       3.25         04/04/2008        1,537,905
    148,224    MORGAN STANLEY +/-                                   2.94         10/15/2008          148,149
  1,372,444    MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $1,372,539)           2.50         04/01/2008        1,372,444
  2,419,652    MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $2,419,859)           3.08         04/01/2008        2,419,652
  1,602,419    NORTHERN ROCK PLC +++/-                              3.14         10/03/2008        1,592,231
  2,243,386    OLD LINE FUNDING CORPORATION                         2.79         04/22/2008        2,239,735
  1,454,868    OLD LINE FUNDING CORPORATION                         3.04         04/04/2008        1,454,499
    464,701    PICAROS FUNDING LLC                                  2.60         04/11/2008          464,366
  1,602,419    RANGER FUNDING CORPORATION                           2.71         04/18/2008        1,600,368
    961,451    SCALDIS CAPITAL LIMITED                              2.82         04/17/2008          960,246
  1,153,741    SEDNA FINANCE INCORPORATED +++/-                     3.03         04/10/2008        1,153,380
    961,451    SHEFFIELD RECEIVABLES CORPORATION                    3.25         04/02/2008          961,364
    640,967    SLM CORPORATION +++/-                                2.94         05/12/2008          639,812
    993,500    STANFIELD VICTORIA FUNDING LLC ++(A)(I)+/-/\/\       5.27         04/03/2008          885,804
  1,602,419    STANFIELD VICTORIA FUNDING LLC ++(A)(I)+/-/\/\       5.47         02/15/2008        1,428,717
    192,290    THAMES ASSET GLOBAL SECURITIZATION #1
               INCORPORATED                                         2.85         04/03/2008          192,260
  1,602,419    THAMES ASSET GLOBAL SECURITIZATION #1
               INCORPORATED                                         2.85         04/15/2008        1,600,643
  2,019,048    THAMES ASSET GLOBAL SECURITIZATION #1
               INCORPORATED                                         3.10         04/15/2008        2,016,614
    961,451    THUNDER BAY FUNDING INCORPORATED                     2.75         04/15/2008          960,423
    537,003    THUNDER BAY FUNDING INCORPORATED                     2.80         04/04/2008          536,877
  1,602,419    TULIP FUNDING CORPORATION                            2.88         04/21/2008        1,599,855
    801,209    UNICREDITO ITALIANO BANK (IRELAND) +/-               2.84         04/15/2009          800,677
    801,209    UNICREDITO ITALIANO BANK (IRELAND)
               SERIES LIB +++/-                                     3.09         10/08/2008          800,754
    480,726    VARIABLE FUNDING CAPITAL CORPORATION                 3.02         04/04/2008          480,605
  1,602,419    VERSAILLES CDS LLC                                   3.00         04/11/2008        1,601,083
    801,209    VERSAILLES CDS LLC                                   3.45         04/08/2008          800,672
  1,378,080    VICTORIA FINANCE LLC ++(A)(I)+/-/\/\                 3.44         07/28/2008        1,228,696
    801,209    VICTORIA FINANCE LLC ++(A)(I)+/-/\/\                 3.47         08/07/2008          714,358
  1,602,419    WHITE PINE FINANCE LLC ++(A)(I)+/-/\/\               5.41         02/22/2008        1,522,298
  3,845,805    YORKTOWN CAPITAL LLC                                 2.72         04/03/2008        3,845,221

                                                                                                 124,727,137
                                                                                               -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $130,560,236)                                      129,911,722
                                                                                               -------------
SHARES

SHORT-TERM INVESTMENTS: 10.43%
MUTUAL FUNDS: 8.66%
 58,541,410    WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                      58,541,410
US TREASURY BILLS: 1.77%
  3,000,000    US TREASURY BILL<</\                                                                2,999,679
  9,000,000    US TREASURY BILL<</\                                                                8,990,553

                                                                                                  11,990,232
                                                                                               -------------

TOTAL SHORT-TERM INVESTMENTS (COST $70,532,282)                                                   70,531,642
                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      VT OPPORTUNITY FUND

                                                                                                   VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $784,364,825)*                                                119.83%                    $ 809,960,906

OTHER ASSETS AND LIABILITIES, NET                                   (19.83)                     (134,048,727)
                                                                    ------                     -------------

TOTAL NET ASSETS                                                    100.00%                    $ 675,912,179
                                                                    -------                    -------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(J) THE HOLDER OF AN EXCHANGEABLE EQUITY-LINKED NOTE WILL RECEIVE, AT THE NOTE'S MATURITY, SHARES OF THE REFERENCED EQUITY BASED ON THE FINAL INDEX VALUE OF THE EQUITY (OR THE CASH EQUIVALENT). THE INDEX VALUE AND MATURITY DATE ARE BOTH DEFINED IN THE TERMS OF THE NOTE.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

+/-   VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
      $58,541,410.

/\    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                 STRIKE PRICE   EXPIRATION DATE       VALUE
WRITTEN OPTIONS: (0.01%)
      (50)   PRAXAIR INCORPORATED CALL       80.00          04/19/2008       $(24,500)
      (70)   PRAXAIR INCORPORATED CALL       85.00          04/19/2008        (15,750)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(47,540))                           (40,250)
                                                                             --------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    VT SMALL CAP GROWTH FUND

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 98.85%

AMUSEMENT & RECREATION SERVICES: 0.83%
          43,700  WMS INDUSTRIES INCORPORATED +<<                                                               $          1,571,889
                                                                                                                --------------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.50%
          92,276  WRIGHT EXPRESS CORPORATION +                                                                             2,835,641
                                                                                                                --------------------

BIOPHARMACEUTICALS: 0.64%
          81,542  APPLERA CORPORATION-CELERA GROUP +<<                                                                     1,198,667
                                                                                                                --------------------

BUSINESS SERVICES: 23.59%
          33,045  BANKRATE INCORPORATED +<<                                                                                1,648,615
          94,257  DEALERTRACK HOLDINGS INCORPORATED  +<<                                                                   1,905,877
          48,100  DIGITAL RIVER INCORPORATED +<<                                                                           1,489,657
         127,200  EPICOR SOFTWARE CORPORATION +<<                                                                          1,424,640
          11,400  F5 NETWORKS INCORPORATED +                                                                                 207,138
          64,800  FORRESTER RESEARCH INCORPORATED +<<                                                                      1,722,384
         112,600  GARTNER INCORPORATED +<<                                                                                 2,177,684
         300,040  GLOBAL CASH ACCESS INCORPORATED +<<                                                                      1,758,234
         187,600  INTERNAP NETWORK SERVICES +<<                                                                              930,496
         323,100  LAWSON SOFTWARE INCORPORATED +                                                                           2,432,943
         246,774  MARCHEX INCORPORATED CLASS B<<                                                                           2,462,805
         450,490  ON ASSIGNMENT INCORPORATED +                                                                             2,860,612
         117,100  RSC HOLDINGS INCORPORATED +<<                                                                            1,276,390
         271,083  SECURE COMPUTING CORPORATION +<<                                                                         1,748,485
          90,887  SI INTERNATIONAL INCORPORATED +                                                                          1,744,122
         562,836  SKILLSOFT PLC ADR +                                                                                      5,892,893
         247,271  SYKES ENTERPRISES INCORPORATED +                                                                         4,349,497
          54,700  SYNCHRONOSS TECHNOLOGIES INCORPORATED +<<                                                                1,095,641
         204,451  TELETECH HOLDINGS INCORPORATED +                                                                         4,591,969
         126,832  THE KNOT INCORPORATED +<<                                                                                1,490,276
          70,656  VALUECLICK INCORPORATED +<<                                                                              1,218,816

                                                                                                                          44,429,174
                                                                                                                --------------------
CASINO & GAMING: 0.63%
          92,200  PINNACLE ENTERTAINMENT INCORPORATED +<<                                                                  1,180,160
                                                                                                                --------------------

CHEMICALS & ALLIED PRODUCTS: 3.30%
          18,150  INVERNESS MEDICAL INNOVATIONS INCORPORATED +<<                                                             546,315
         100,500  NOVEN PHARMACEUTICALS INCORPORATED +                                                                       902,490
         244,433  SCIELE PHARMA INCORPORATED +<<                                                                           4,766,444

                                                                                                                           6,215,249
                                                                                                                --------------------

COMMUNICATIONS: 4.47%
          27,700  CBEYOND INCORPORATED +                                                                                     520,483
         265,900  CENTENNIAL COMMUNICATIONS CORPORATION +                                                                  1,571,469
          92,400  LIVE NATION INCORPORATED +<<                                                                             1,120,812
         113,300  LODGENET ENTERTAINMENT CORPORATION +<<                                                                     689,997
         100,388  NOVATEL WIRELESS INCORPORATED +                                                                            971,756
         291,800  PAETEC HOLDING CORPORATION +<<                                                                           1,943,388
          98,000  SAVVIS INCORPORATED +<<                                                                                  1,594,460

                                                                                                                           8,412,365
                                                                                                                --------------------
E-COMMERCE/SERVICES: 1.83%
         262,300  GSI COMMERCE INCORPORATED +<<                                                                            3,449,245
                                                                                                                --------------------

EATING & DRINKING PLACES: 0.25%
          48,600  TEXAS ROADHOUSE INCORPORATED CLASS A +<<                                                                   476,280
                                                                                                                --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    VT SMALL CAP GROWTH FUND


 SHARES           SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.16%
         202,800  INFORMATION SERVICES GROUP INCORPORATED +<<                                                   $          1,046,448
         178,820  MICROSEMI CORPORATION +<<                                                                                4,077,096
         628,800  PMC-SIERRA INCORPORATED +                                                                                3,584,160
          68,800  POLYPORE INTERNATIONAL INCORPORATED +                                                                    1,423,472
          81,841  POWER INTEGRATIONS INCORPORATED +                                                                        2,394,668
          32,000  REGAL-BELOIT CORPORATION +                                                                               1,172,160
          47,800  SILICON LABORATORIES INCORPORATED +                                                                      1,507,612
         122,538  SOLERA HOLDINGS INCORPORATED +                                                                           2,985,026
          65,900  SYNAPTICS INCORPORATED +<<                                                                               1,573,692
          42,307  UNIVERSAL DISPLAY CORPORATION<<                                                                            605,836
          24,800  ZOLTEK COMPANIES INCORPORATED +<<                                                                          657,696

                                                                                                                          21,027,866
                                                                                                                --------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 7.01%
          48,759  ADVISORY BOARD COMPANY +<<                                                                               2,678,819
         179,739  EXELIXIS INCORPORATED +<<                                                                                1,249,186
          17,850  IHS INCORPORATED +<<                                                                                     1,147,934
          39,500  NAVIGANT CONSULTING INCORPORATED +                                                                         749,710
         229,466  RESOURCES CONNECTION INCORPORATED +<<                                                                    4,100,557
          57,700  WATSON WYATT & COMPANY HOLDINGS                                                                          3,274,475

                                                                                                                          13,200,681
                                                                                                                --------------------

FINANCIAL INSTITUTIONS: 0.72%
          59,000  DOLLAR FINANCIAL CORPORATION +<<                                                                         1,357,000
                                                                                                                --------------------

FOOD & KINDRED PRODUCTS: 0.43%
         136,803  SENOMYX INCORPORATED +<<                                                                                   807,138
                                                                                                                --------------------

HEALTH SERVICES: 3.97%
          33,450  CARDIONET INCORPORATED +<<                                                                                 601,766
         170,605  INVENTIV HEALTH INCORPORATED +<<                                                                         4,915,130
          57,600  PSYCHIATRIC SOLUTIONS INCORPORATED +<<                                                                   1,953,792

                                                                                                                           7,470,688
                                                                                                                --------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.55%
          91,800  HHGREGG INCORPORATED +<<                                                                                 1,032,750
                                                                                                                --------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.56%
          52,677  GAYLORD ENTERTAINMENT COMPANY +<<                                                                        1,595,586
         267,100  GREAT WOLF RESORTS INCORPORATED +<<                                                                      1,704,098
          31,600  VAIL RESORTS INCORPORATED +<<                                                                            1,525,964

                                                                                                                           4,825,648
                                                                                                                --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.63%
         100,710  ACTUANT CORPORATION CLASS A<<                                                                            3,042,449
         109,872  GARDNER DENVER INCORPORATED +                                                                            4,076,251
          36,500  KAYDON CORPORATION<<                                                                                     1,602,715

                                                                                                                           8,721,415
                                                                                                                --------------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.63%
          53,848  EHEALTH INCORPORATED +<<                                                                                 1,188,425
                                                                                                                --------------------

INSURANCE CARRIERS: 2.53%
          98,950  FIRST MERCURY FINANCIAL CORPORATION +                                                                    1,722,720
          20,045  THE NAVIGATORS GROUP INCORPORATED +                                                                      1,090,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    VT SMALL CAP GROWTH FUND


 SHARES           SECURITY NAME                                                                                        VALUE
INSURANCE CARRIERS (continued)
          77,800  TOWER GROUP INCORPORATED<<                                                                    $          1,958,226

                                                                                                                           4,771,394
                                                                                                                --------------------

LEGAL SERVICES: 1.63%
          43,209  FTI CONSULTING INCORPORATED +<<                                                                          3,069,567
                                                                                                                --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.10%
          22,700  DRS TECHNOLOGIES INCORPORATED                                                                            1,322,956
          32,900  ESTERLINE TECHNOLOGIES CORPORATION +<<                                                                   1,657,173
         116,600  EV3 INCORPORATED +<<                                                                                       949,124
         310,965  IXIA +                                                                                                   2,413,088
          28,017  ORTHOFIX INTERNATIONAL N.V. +<<                                                                          1,114,236
         118,345  SENORX INCORPORATED +                                                                                      763,325
          91,800  SIRONA DENTAL SYSTEMS INCORPORATED +<<                                                                   2,475,846
          58,426  SONOSITE INCORPORATED +<<                                                                                1,661,051
         141,222  SPECTRANETICS CORPORATION +                                                                              1,180,616
          82,228  SYMMETRY MEDICAL INCORPORATED +<<                                                                        1,364,985
          38,799  VARIAN INCORPORATED +                                                                                    2,247,238

                                                                                                                          17,149,638
                                                                                                                --------------------

MEDICAL EQUIPMENT & SUPPLIES: 0.83%
          93,858  PSS WORLD MEDICAL INCORPORATED +<<                                                                       1,563,674
                                                                                                                --------------------

MEDICAL PRODUCTS: 0.96%
         145,300  VOLCANO CORPORATION +                                                                                    1,816,250
                                                                                                                --------------------

MOTION PICTURES: 1.67%
         125,464  CINEMARK HOLDINGS INCORPORATED<<                                                                         1,604,685
          68,800  NATIONAL CINEMEDIA INCORPORATED<<                                                                        1,546,624

                                                                                                                           3,151,309
                                                                                                                --------------------

OIL & GAS EXTRACTION: 2.45%
          88,400  CONCHO RESOURCES INCORPORATED +                                                                          2,266,576
         116,080  PETROHAWK ENERGY CORPORATION +<<                                                                         2,341,334

                                                                                                                           4,607,910
                                                                                                                --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.37%
         192,764  INNERWORKINGS INCORPORATED +<<                                                                           2,704,479
         189,750  SHUTTERFLY INCORPORATED +<<                                                                              2,821,583
         185,040  VISTAPRINT LIMITED +<<                                                                                   6,467,148

                                                                                                                          11,993,210
                                                                                                                --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.19%
          70,108  EVERCORE PARTNERS INCORPORATED CLASS A                                                                   1,244,417
          36,175  FCSTONE GROUP INCORPORATED +<<                                                                           1,002,048

                                                                                                                           2,246,465
                                                                                                                --------------------

TEXTILE MILL PRODUCTS: 1.02%
         136,700  INTERFACE INCORPORATED                                                                                   1,920,635
                                                                                                                --------------------

TRANSPORTATION EQUIPMENT: 0.85%
          39,100  POLARIS INDUSTRIES INCORPORATED<<                                                                        1,603,491
                                                                                                                --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

================================================================================

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    VT SMALL CAP GROWTH FUND


 SHARES           SECURITY NAME                                                                                         VALUE
TRANSPORTATION SERVICES: 0.61%
          34,700  HUB GROUP INCORPORATED CLASS A +                                                              $          1,141,283
                                                                                                                --------------------

WHOLESALE TRADE-DURABLE GOODS: 0.94%
          95,600  INTERLINE BRANDS INCORPORATED +                                                                          1,773,378
                                                                                                                --------------------

TOTAL COMMON STOCKS (COST $213,274,250)                                                                                  186,208,485
                                                                                                                --------------------

COLLATERAL FOR SECURITIES LENDING: 48.20%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.92%

         263,710  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                263,710
       1,119,913  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                1,119,913
       1,007,921  DREYFUS CASH MANAGEMENT FUND                                                                             1,007,921
       1,231,904  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,231,904

                                                                                                                           3,623,448
                                                                                                                --------------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 46.28%
$      2,351,816  AMSTEL FUNDING CORPORATION                                           2.85%      04/16/2008               2,349,024
         414,368  APRECO LLC                                                           2.70       04/17/2008                 413,870
         447,965  APRECO LLC                                                           3.10       04/07/2008                 447,734
       2,710,188  ATLANTIC ASSET SECURITIZATION CORPORATION                            2.80       04/21/2008               2,705,973
         174,706  ATLANTIC ASSET SECURITIZATION CORPORATION                            3.00       04/18/2008                 174,459
         559,956  BANCO SANTANDER TOTTA LOAN + + +/-                                   2.83       10/15/2008                 559,397
       3,662,114  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $3,662,429)                                          3.10       04/01/2008               3,662,114
         559,956  BANK OF IRELAND +++/-                                                3.06       10/14/2008                 559,786
         111,991  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                  VALUE $111,999)                                                      2.50       04/01/2008                 111,991
         447,965  BNP PARIBAS +/-                                                      3.13       08/07/2008                 447,600
       1,411,090  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,411,209)                                          3.04       04/01/2008               1,411,090
       2,475,007  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $2,475,219)                                          3.08       04/01/2008               2,475,007
       1,187,107  BRYANT BANK FUNDING                                                  2.98       04/09/2008               1,186,321
         335,974  CAFCO LLC                                                            2.70       04/18/2008                 335,545
         922,808  CAFCO LLC                                                            3.08       04/07/2008                 922,334
       2,295,821  CHARIOT FUNDING LLC                                                  2.97       04/14/2008               2,293,359
       1,679,869  CHARTA LLC                                                           3.08       04/09/2008               1,678,719
       1,455,886  CHEYNE FINANCE LLC +++/-/\/\(A)(I)                                   5.12       02/25/2008               1,310,298
       1,119,913  CHEYNE FINANCE LLC + + +/-/\/\(A)(I)                                 5.18       05/19/2008               1,007,921
       2,239,825  CIESCO LLC                                                           3.08       04/08/2008               2,238,484
       2,262,223  CLIPPER RECEIVABLES CORPORATION                                      3.32       04/01/2008               2,262,223
       3,594,919  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $3,595,229)                           3.10       04/01/2008               3,594,919
       1,679,869  CULLINAN FINANCE CORPORATION +++/-                                   3.08       08/04/2008               1,674,831
         660,748  EBBETS FUNDING LLC                                                   3.65       04/01/2008                 660,748
       1,142,311  ERASMUS CAPITAL CORPORATION                                          3.00       04/17/2008               1,140,788
         895,930  ERASMUS CAPITAL CORPORATION                                          3.09       04/10/2008                 895,238
       1,119,913  EUREKA SECURITIZATION INCORPORATED                                   2.90       04/15/2008               1,118,650
         436,766  FAIRWAY FINANCE CORPORATION                                          2.80       04/15/2008                 436,290
         559,956  FAIRWAY FINANCE CORPORATION                                          2.90       04/07/2008                 559,686
       2,239,825  FIVE FINANCE INCORPORATED +++/-                                      4.50       07/09/2008               2,229,800
       1,812,019  GALLEON CAPITAL LLC                                                  2.88       04/16/2008               1,809,844
         895,930  GALLEON CAPITAL LLC                                                  3.10       04/18/2008                 894,619
       1,164,709  GEMINI SECURITIZATION INCORPORATED                                   2.85       04/23/2008               1,162,681
       1,567,878  GEMINI SECURITIZATION INCORPORATED                                   3.32       04/02/2008               1,567,733
       1,646,272  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $1,646,409)                           3.00       04/01/2008               1,646,272
       4,602,841  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED (MATURITY VALUE $4,603,244)                    3.15       04/01/2008               4,602,841

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    VT SMALL CAP GROWTH FUND


PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE            VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        223,983  HARRIER FINANCE FUNDING LLC +/-                                     2.62%       04/25/2008          $    223,983
       1,455,886  ING (USA) ANNUITY & LIFE INSURANCE COMPANY +/-                      2.90        10/16/2008             1,455,886
         559,956  INTESA BANK (IRELAND) PLC +++/-                                     2.61        10/24/2008               559,440
       1,355,094  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,355,211)                                         3.10        04/01/2008             1,355,094
         963,125  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $963,206)                       3.04        04/01/2008               963,125
         223,983  KESTREL FUNDING US LLC +/-                                          2.62        04/25/2008               223,983
         783,939  LIBERTY STREET FUNDING CORPORATION                                  3.00        04/07/2008               783,547
       1,119,913  LINKS FINANCE LLC+++/-                                              3.09        08/15/2008             1,112,385
       1,679,869  MONT BLANC CAPITAL CORPORATION                                      2.86        04/24/2008             1,676,810
          17,919  MONT BLANC CAPITAL CORPORATION                                      3.20        04/09/2008                17,906
       1,075,116  MONT BLANC CAPITAL CORPORATION                                      3.25        04/04/2008             1,074,825
         103,592  MORGAN STANLEY +/-                                                  2.94        10/15/2008               103,539
       1,691,068  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,691,213)                                         3.08        04/01/2008             1,691,068
         959,186  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $959,253)                                           2.50        04/01/2008               959,186
       1,119,913  NORTHERN ROCK PLC +++/-                                             3.14        10/03/2008             1,112,792
       1,567,878  OLD LINE FUNDING CORPORATION                                        2.79        04/22/2008             1,565,326
       1,016,791  OLD LINE FUNDING CORPORATION                                        3.04        04/04/2008             1,016,533
         324,775  PICAROS FUNDING LLC                                                 2.60        04/11/2008               324,540
       1,119,913  RANGER FUNDING CORPORATION                                          2.71        04/18/2008             1,118,479
         671,948  SCALDIS CAPITAL LIMITED                                             2.82        04/17/2008               671,105
         806,337  SEDNA FINANCE INCORPORATED+++/-                                     3.03        04/10/2008               806,084
         671,948  SHEFFIELD RECEIVABLES CORPORATION                                   3.25        04/02/2008               671,887
         447,965  SLM CORPORATION +++/-                                               2.94        05/12/2008               447,157
         694,346  STANFIELD VICTORIA FUNDING LLC +++/-/\/\(A)(I)                      5.27        04/03/2008               619,079
       1,119,913  STANFIELD VICTORIA FUNDING LLC +++/-/\/\(A)(I)                      5.47        02/15/2008               998,514
         134,390  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                  2.85        04/03/2008               134,368
       1,119,913  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                  2.85        04/15/2008             1,118,671
       1,411,090  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                  3.10        04/15/2008             1,409,389
         671,948  THUNDER BAY FUNDING INCORPORATED                                    2.75        04/15/2008               671,229
         375,305  THUNDER BAY FUNDING INCORPORATED                                    2.80        04/04/2008               375,218
       1,119,913  TULIP FUNDING CORPORATION                                           2.88        04/21/2008             1,118,121
         559,956  UNICREDITO ITALIANO BANK (IRELAND)+/-                               2.84        04/15/2009               559,584
         559,956  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                  3.09        10/08/2008               559,638
         335,974  VARIABLE FUNDING CAPITAL CORPORATION                                3.02        04/04/2008               335,889
       1,119,913  VERSAILLES CDS LLC                                                  3.00        04/11/2008             1,118,979
         559,956  VERSAILLES CDS LLC                                                  3.45        04/08/2008               559,581
         963,125  VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                 3.44        07/28/2008               858,722
         559,956  VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                 3.47        08/07/2008               499,257
       1,119,913  WHITE PINE FINANCE LLC+++/-/\/\(A)(I)                               5.41        02/22/2008             1,063,917
       2,687,790  YORKTOWN CAPITAL LLC                                                2.72        04/03/2008             2,687,382

                                                                                                                        87,170,407
                                                                                                                ------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,348,769)                                                              90,793,855
                                                                                                                ------------------

SHARES

SHORT-TERM INVESTMENTS: 1.26%
     2,373,241    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~ +++                                                          2,373,241

TOTAL SHORT-TERM INVESTMENTS (COST $2,373,241)                                                                           2,373,241
                                                                                                                ------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    VT SMALL CAP GROWTH FUND

TOTAL INVESTMENTS IN SECURITIES

(COST $306,996,260)*                                     148.31%                                             $      279,375,581

OTHER ASSETS AND LIABILITIES, NET                        (48.31)                                                    (91,006,275)
                                                         ------                                              ------------------

TOTAL NET ASSETS                                         100.00%                                             $      188,369,306
                                                         ------                                              ------------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE
      SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

- THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY ~ MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,373,241.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT SMALL//MID CAP VALUE FUND

SHARES             SECURITY NAME                                                             VALUE
COMMON STOCKS: 98.96%

AMUSEMENT & RECREATION SERVICES: 0.56%
          26,055   CENTURY CASINOS INCORPORATED +                                        $      84,418
                                                                                         -------------

APPAREL & ACCESSORY STORES: 0.27%
          15,505   DELIA*S INCORPORATED +                                                       41,398
                                                                                         -------------

BIOPHARMACEUTICALS: 2.38%
         185,252   ENCORIUM GROUP INCORPORATED +                                               361,241
                                                                                         -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.69%
          19,864   PALM HARBOR HOMES INCORPORATED +                                            104,485
                                                                                         -------------

BUSINESS SERVICES: 12.98%
          81,750   3COM CORPORATION +                                                          187,208
           8,165   ABM INDUSTRIES INCORPORATED                                                 183,223
           6,240   CLARUS CORPORATION +                                                         40,061
           3,310   HEALTHCARE SERVICES GROUP                                                    68,318
          77,405   HILL INTERNATIONAL INCORPORATED +                                           968,337
           5,583   HLTH CORPORATION +                                                           53,262
           5,145   IMS HEALTH INCORPORATED                                                     108,096
           2,040   RHAPSODY ACQUISITION CORPORATION +                                           16,116
           6,747   SUN MICROSYSTEMS INCORPORATED +                                             104,781
          30,235   TIER TECHNOLOGIES INCORPORATED CLASS B +                                    240,973

                                                                                             1,970,375
                                                                                         -------------

CHEMICALS & ALLIED PRODUCTS: 1.61%
           1,105   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED +                                 26,454
          25,775   ORASURE TECHNOLOGIES INCORPORATED +                                         188,415
           7,335   VANDA PHARMACEUTICALS INCORPORATED +                                         28,386
          44,165   WELLMAN INCORPORATED +                                                        1,104

                                                                                               244,359
                                                                                         -------------

COMMUNICATIONS: 1.21%
          12,890   CHINA GRENTECH CORPORATION LIMITED ADR +                                     65,997
          15,455   CINCINNATI BELL INCORPORATED +                                               65,838
          31,360   CITADEL BROADCASTING CORPORATION                                             52,058

                                                                                               183,893
                                                                                         -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 3.18%
          46,070   CHAMPION ENTERPRISES INCORPORATED +                                         462,082
           5,750   U.S. HOME SYSTEMS INCORPORATED +                                             20,873

                                                                                               482,955
                                                                                         -------------

DEPOSITORY INSTITUTIONS: 2.04%
          12,610   FIRST SECURITY GROUP INCORPORATED                                           114,499
           3,930   MIDWEST BANC HOLDINGS INCORPORATED                                           50,225
           9,088   PACIFIC PREMIER BANCORP INCORPORATED +                                       63,616
           3,815   WESTERN UNION COMPANY                                                        81,145

                                                                                               309,485
                                                                                         -------------

ELECTRIC, GAS & SANITARY SERVICES: 0.91%
           8,290   EL PASO CORPORATION                                                         137,946
                                                                                         -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.94%
          30,653   EVANS & SUTHERLAND COMPUTER CORPORATION+                                     23,299

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT SMALL//MID CAP VALUE FUND


SHARES             SECURITY NAME                                                                  VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          12,660   GLOBECOMM SYSTEMS INCORPORATED +                                            $    110,142
           7,295   INTEGRATED ELECTRICAL SERVICES INCORPORATED +                                    114,606
          16,450   MICRON TECHNOLOGY INCORPORATED +                                                  98,207
         135,240   MRV COMMUNICATIONS INCORPORATED +                                                185,279
           7,262   NORTEL NETWORKS CORPORATION ADR                                                   48,583
           6,955   OSI SYSTEMS INCORPORATED +                                                       160,104
          30,245   POWER-ONE INCORPORATED +                                                          97,086
          15,090   RICHARDSON ELECTRONICS LIMITED                                                    63,831

                                                                                                    901,137
                                                                                               ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.72%
          14,555   SYMYX TECHNOLOGIES INCORPORATED +                                                109,163
                                                                                               ------------

FURNITURE & FIXTURES: 0.44%
           5,715   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                       66,866
                                                                                               ------------

HEALTH SERVICES: 1.15%
          14,158   CROSS COUNTRY HEALTHCARE INCORPORATED +                                          175,134
                                                                                               ------------

HOLDING & OTHER INVESTMENT OFFICES: 7.08%
          22,505   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                          344,777
          23,675   ANWORTH MORTGAGE ASSET CORPORATION                                               145,128
          12,190   CAPSTEAD MORTGAGE CORPORATION                                                    138,966
           4,415   DISCOVERY HOLDING COMPANY CLASS A +                                               93,686
          11,135   HILLTOP HOLDINGS INCORPORATED +                                                  115,808
           5,530   SUN COMMUNITIES INCORPORATED                                                     113,365
          12,307   UMH PROPERTIES INCORPORATED                                                      122,824

                                                                                                  1,074,554
                                                                                               ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.08%
           8,620   EMPIRE RESORTS INCORPORATED +                                                     11,809
                                                                                               ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.98%
          17,060   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED +                                    124,538
          15,351   CRAY INCORPORATED +                                                               91,489
          14,250   INTERMEC INCORPORATED +                                                          316,208
           2,345   LEXMARK INTERNATIONAL INCORPORATED +                                              72,038

                                                                                                    604,273
                                                                                               ------------

INSURANCE CARRIERS: 3.04%
           2,800   MERCURY GENERAL CORPORATION                                                      124,068
          16,385   NORTH POINTE HOLDINGS CORPORATION +                                              258,883
          45,682   QUANTA CAPITAL HOLDINGS LIMITED                                                   79,030

                                                                                                    461,981
                                                                                               ------------

JUSTICE, PUBLIC ORDER & SAFETY: 1.91%
          10,188   GEO GROUP INCORPORATED +                                                         289,747
                                                                                               ------------

LEATHER & LEATHER PRODUCTS: 0.23%
          17,775   BAKERS FOOTWEAR GROUP INCORPORATED +                                              35,195
                                                                                               ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.85%
          44,200   ALLIED HEALTHCARE PRODUCTS INCORPORATED +                                        273,156
          24,200   CREDENCE SYSTEMS CORPORATION +                                                    41,140
           1,115   HAEMONETICS CORPORATION +                                                         66,432

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT SMALL//MID CAP VALUE FUND

SHARES             SECURITY NAME                                                        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS (continued)
           1,820   KENSEY NASH CORPORATION+                                         $     52,689

                                                                                         433,417
                                                                                    ------------

METAL MINING: 14.93%
           1,055   AGNICO-EAGLE MINES LIMITED                                             71,434
          22,340   APEX SILVER MINES LIMITED +                                           270,761
          17,530   GOLDCORP INCORPORATED                                                 679,288
           5,245   NEWMONT MINING CORPORATION                                            237,599
          17,800   NOVAGOLD RESOURCES INCORPORATED +                                     137,238
          17,955   RANDGOLD RESOURCES LIMITED ADR +                                      832,035
           2,680   YAMANA GOLD INCORPORATED                                               39,182

                                                                                       2,267,537
                                                                                    ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.13%
          38,755   BIRCH MOUNTAIN RESOURCES LIMITED +                                     18,990
                                                                                    ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.52%
           5,805   ACCO BRANDS CORPORATION +                                              78,774
                                                                                    ------------

OIL & GAS EXTRACTION: 22.89%
           2,210   CANADIAN NATURAL RESOURCES LIMITED                                    150,855
          27,030   GLOBAL INDUSTRIES LIMITED +                                           434,913
           9,330   HELIX ENERGY SOLUTIONS GROUP INCORPORATED +                           293,895
           5,290   HELMERICH & PAYNE INCORPORATED                                        247,942
           2,915   HERCULES OFFSHORE INCORPORATED +                                       73,225
          16,370   KEY ENERGY SERVICES INCORPORATED +                                    219,685
          19,423   MCMORAN EXPLORATION COMPANY +                                         335,832
           1,630   NEWFIELD EXPLORATION COMPANY +                                         86,146
          56,190   NEWPARK RESOURCES INCORPORATED +                                      286,569
           2,535   PENN WEST ENERGY TRUST                                                 70,929
           3,895   PETROQUEST ENERGY INCORPORATED +                                       67,539
           3,450   PIONEER NATURAL RESOURCES COMPANY                                     169,464
           3,775   PRIDE INTERNATIONAL INCORPORATED +                                    131,936
           3,642   RANGE RESOURCES CORPORATION                                           231,085
           1,480   SANDRIDGE ENERGY INCORPORATED +                                        57,942
          28,145   TRILOGY ENERGY TRUST                                                  272,826
          11,275   WILLBROS GROUP INCORPORATED +                                         345,015

                                                                                       3,475,798
                                                                                    ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.87%
           8,005   INTEROIL CORPORATION +                                                131,842
                                                                                    ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.27%
           2,235   E.W. SCRIPPS COMPANY CLASS A                                           93,892
           5,945   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                            43,874
          10,930   R.H. DONNELLEY CORPORATION +                                           55,306

                                                                                         193,072
                                                                                    ------------

RAILROAD TRANSPORTATION: 0.02%
              90   KANSAS CITY SOUTHERN +                                                  3,610
                                                                                    ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.24%
          18,505   CONSTAR INTERNATIONAL INCORPORATED +                                   48,483
          58,953   INTERTAPE POLYMER GROUP INCORPORATED +                                139,718

                                                                                         188,201
                                                                                    ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT SMALL//MID CAP VALUE FUND

SHARES             SECURITY NAME                                                        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.02%
             330   MARKETAXESS HOLDINGS INCORPORATED +                              $       3,280
                                                                                    -------------

SOCIAL SERVICES: 0.61%
           3,460   ABB LIMITED ADR                                                         93,143
                                                                                    -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.84%
          16,325   GENTEX CORPORATION                                                     279,974
                                                                                    -------------

THEATERS & ENTERTAINMENT: 0.69%
           5,440   REGAL ENTERTAINMENT GROUP CLASS A                                      104,938
                                                                                    -------------

TRANSPORTATION EQUIPMENT: 0.68%
          22,310   FLEETWOOD ENTERPRISES INCORPORATED +                                   102,622
                                                                                    -------------

TOTAL COMMON STOCKS (COST $16,890,988)                                                 15,025,612
                                                                                    -------------

WARRANTS: 0.18%
          12,520   RHAPSODY ACQUISITION WARRANT +                                          26,918

TOTAL WARRANTS (COST $30,212)                                                              26,918
                                                                                    -------------

SHORT-TERM INVESTMENTS: 0.90%
         137,114   WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                          137,114
                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $137,114)                                              137,114

TOTAL INVESTMENTS IN SECURITIES
(COST $17,058,314) *                                      100.04%                   $  15,189,644

OTHER ASSETS AND LIABILITIES, NET                          (0.04)                          (6,093)
                                                          ------                    -------------

TOTAL NET ASSETS                                          100.00%                   $  15,183,551
                                                          ------                    -------------

----------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $137,114.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT TOTAL RETURN BOND FUND

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES: 8.20%
  $      597,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-2 CLASS A +/-               3.07%        07/15/2013    $    575,987
         270,000   AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
                   CLASS A3                                                                5.27         11/08/2011         274,678
          73,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2007-A8 CLASS A8               5.59         11/17/2014          76,577
         172,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-1 CLASS A3A            5.00         04/15/2011         173,432
         160,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4A CLASS A4            5.30         12/15/2011         162,564
       1,702,000   CHASE ISSUANCE TRUST SERIES 2008-A4 CLASS A4                            4.65         03/15/2015       1,701,939
         340,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2007-A8 CLASS A8             5.65         09/20/2019         340,216
         671,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2008-A1 CLASS A1             5.35         02/07/2020         652,762
         141,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2006-1 CLASS A2 (0)(0)                                                  5.68         07/25/2036         138,039
         160,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2006-2 CLASS A2 (0)(0)                                                  5.56         09/25/2036         157,265
         183,514   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                   CLASS A2A +/-                                                           2.64         12/25/2036         172,435
         132,204   CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A +/-                         2.93         09/15/2011         132,174
         358,000   COMET SERIES 2007-A7 CLASS A7                                           5.75         07/15/2020         359,271
          99,000   CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1
                   CLASS A5                                                                6.21         12/30/2011         103,919
         219,510   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2           5.55         08/25/2021         214,116
          81,898   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3 CLASS 2A1
                   +/-                                                                     2.70         05/25/2047          77,132
         153,000   DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                       4.94         02/08/2012         156,418
         138,000   DAIMLERCHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                       5.28         03/08/2013         141,410
         876,000   DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1                      5.65         03/16/2020         874,590
         251,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2 ++               5.26         04/25/2037         218,291
         175,000   FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A3A                    5.15         11/15/2011         179,003
         224,943   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3 ++             5.34         01/15/2010         226,647
         112,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A                4.25         02/15/2013         111,667
         100,000   HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2006-3 CLASS 4A                 5.22         06/15/2013         102,740
          57,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A3A                  5.04         01/17/2012          57,724
         280,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                   5.21         03/17/2014         283,265
           8,201   MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS
                   A1B (0)(0)                                                              5.14         11/25/2035           8,176
         191,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7              2.65         11/15/2010         190,862
           5,570   MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A +/-             2.67         12/25/2035           5,538
          85,309   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A +/-              2.64         01/25/2037          81,856
          75,528   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1 +/-             2.65         12/25/2036          72,444
          83,911   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S
                   +/-                                                                     2.71         02/25/2047          77,167
         335,000   NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A +/-        2.87         08/15/2012         327,804
         699,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B CLASS A4              5.16         03/17/2014         715,705
          25,031   OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
                   CLASS AF1 (0)(0)                                                        5.42         12/25/2036          24,685
          90,605   RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                   2003-RS7 CLASS AI6 +/-                                                  5.34         08/25/2033          91,654
         212,000   SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                           4.41         07/25/2025         209,880
          70,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4               5.52         11/12/2012          68,549
         112,585   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3               5.26         11/14/2011         110,964
             493   USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                            3.90         07/15/2009             493
           4,321   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                       4.25         06/17/2010           4,333
         197,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                5.39         05/15/2013         200,329
          82,000   WORLD OMNI RECEIVABLES TRUST SERIES 2007-B CLASS A3A                    5.28         01/17/2012          83,429

TOTAL ASSET BACKED SECURITIES (COST $9,995,225)                                                                          9,938,129
                                                                                                                      ------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 24.63%

         251,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX ++                        5.42         04/15/2037         234,216
         277,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2005-6 CLASS A4 +/-                                                     5.18         09/10/2047         275,584
         226,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2000-1 CLASS A2A +/-                                                    7.33         11/15/2031         231,055
         100,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2002-PB2 CLASS B                                                        6.31         06/11/2035         104,113

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT TOTAL RETURN BOND FUND

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
      $  160,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2003-1 CLASS A2                                                          4.65%       09/11/2036    $    155,826
         224,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2004-1 CLASS A4                                                          4.76        11/10/2039         219,174
          40,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2004-2 CLASS A5                                                          4.58        11/10/2038          38,798
         674,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2000-WF1 CLASS A2 +/-                                             7.78        02/15/2032         697,031
         264,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004-ESA CLASS C ++                                               4.94        05/14/2016         271,489
         157,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2005-T18 CLASS A4 +/-                                             4.93        02/13/2042         153,694
          45,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
                   CLASS A6                                                                 4.83        11/11/2041          44,305
         369,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A
                   CLASS A2 ++                                                              6.10        07/16/2034         377,550
          48,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2005-LP5
                   CLASS A4 +/-                                                             4.98        05/10/2043          47,259
         254,857   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1 +/-         2.67        07/25/2036         237,804
         146,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CF2 CLASS A4                                                 6.51        02/15/2034         150,596
          87,382   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CK1 CLASS A3                                                 6.38        12/18/2035          89,730
         241,987   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-CKN5 CLASS A4                                                5.44        09/15/2034         243,394
         171,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CKN2 CLASS A3                                                6.13        04/15/2037         176,889
         399,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CKS4 CLASS A2                                                5.18        11/15/2036         398,496
         118,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-C4 CLASS A4 +/-                                              5.14        08/15/2036         116,536
         152,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-C5 CLASS A4 +/-                                              4.90        12/15/2036         149,121
          85,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-CK2 CLASS A4                                                 4.80        03/15/2036          83,055
         207,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2004-C2 CLASS A2 +/-                                              5.42        05/15/2036         209,482
          82,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-C1 CLASS AAB                                                 4.82        02/15/2038          79,128
          12,222   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B
                   +/-                                                                      7.30        06/10/2032          12,451
         178,687   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG3 CLASS A1B            7.34        10/10/2032         183,194
         152,539   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1 CLASS A1B           7.18        11/10/2033         158,054
         111,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                   CLASS B                                                                  6.42        12/12/2033         114,778
         115,875   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2
                   CLASS A2                                                                 7.20        10/15/2032         120,865
         500,998   FHLB SERIES I7-2014 CLASS 1                                              5.34        03/20/2014         512,349
         997,744   FHLB SERIES VN-2015 CLASS A                                              5.46        11/27/2015       1,061,545
         323,000   FHLMC SERIES 2542 CLASS ES <<                                            5.00        12/15/2017         333,415
         235,000   FHLMC SERIES 2558 CLASS BD                                               5.00        01/15/2018         239,245
         317,292   FHLMC SERIES 2583 CLASS TD                                               4.50        12/15/2013         323,072
         185,000   FHLMC SERIES 2590 CLASS NU                                               5.00        06/15/2017         192,017
         166,000   FHLMC SERIES 2623 CLASS AJ                                               4.50        07/15/2016         168,637
          11,513   FHLMC SERIES 2631 CLASS MT                                               3.50        01/15/2022          11,499
         366,609   FHLMC SERIES 2632 CLASS NE <<                                            4.00        06/15/2013         368,674
         122,812   FHLMC SERIES 2645 CLASS MK                                               3.50        07/15/2022         122,729
          41,055   FHLMC SERIES 2672 CLASS HA                                               4.00        09/15/2016          41,331
         281,000   FHLMC SERIES 2694 CLASS QG                                               4.50        01/15/2029         283,368
          47,000   FHLMC SERIES 2725 CLASS PC                                               4.50        05/15/2028          47,609
          16,149   FHLMC SERIES 2727 CLASS PW                                               3.57        06/15/2029          16,133
          70,404   FHLMC SERIES 2780 CLASS TB                                               3.00        12/15/2024          70,141
         201,000   FHLMC SERIES 2790 CLASS TN                                               4.00        05/15/2024         188,728
         189,666   FHLMC SERIES 2814 CLASS BD                                               4.00        04/15/2018         190,773

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT TOTAL RETURN BOND FUND

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
      $  140,632   FHLMC SERIES 2975 CLASS EA                                               5.00%       05/15/2018    $  144,025
          30,582   FHLMC SERIES 3000 CLASS PA                                               3.90        01/15/2023        30,679
         202,510   FHLMC SERIES 3017 CLASS TA                                               4.50        08/15/2035       203,488
         312,065   FHLMC SERIES 3020 CLASS MA                                               5.50        04/15/2027       318,837
         283,942   FHLMC SERIES 3034 CLASS EH <<                                            5.50        12/15/2034       293,918
         178,000   FHLMC SERIES 3062 CLASS LC                                               5.50        11/15/2028       183,108
         109,598   FHLMC SERIES 3075 CLASS PA                                               5.50        07/15/2025       111,570
         144,428   FHLMC SERIES 3078 CLASS PA                                               5.50        07/15/2024       146,982
         175,000   FHLMC SERIES 3104 CLASS QC                                               5.00        09/15/2031       175,382
         528,000   FHLMC SERIES 3117 CLASS PC <<                                            5.00        06/15/2031       539,620
         173,000   FHLMC SERIES 3164 CLASS NC                                               6.00        12/15/2032       179,672
          19,811   FHLMC SERIES 3184 CLASS PA                                               5.50        02/15/2027        20,340
         330,000   FHLMC SERIES 3205 CLASS PC <<                                            6.00        09/15/2032       344,894
         138,000   FHLMC SERIES 3268 CLASS HC                                               5.00        12/15/2032       136,738
         190,054   FHLMC SERIES 3279 CLASS PA                                               5.50        02/15/2023       194,476
         416,594   FHLMC SERIES 3288 CLASS PA                                               5.50        05/15/2029       428,818
         199,000   FHLMC SERIES 3289 CLASS PB                                               5.00        11/15/2029       201,418
         152,000   FHLMC SERIES 3298 CLASS VB                                               5.00        11/15/2025       144,344
         164,404   FHLMC SERIES 3312 CLASS AP <<                                            5.50        11/15/2025       168,170
         491,256   FHLMC SERIES 3316 CLASS HA <<                                            5.00        07/15/2035       496,951
          91,000   FHLMC SERIES 3316 CLASS PB                                               5.50        03/15/2031        93,611
         782,435   FHLMC SERIES 3325 CLASS JL <<                                            5.50        06/15/2037       807,807
          64,000   FHLMC SERIES 3326 CLASS PC                                               5.50        08/15/2032        65,605
         302,220   FHLMC SERIES 3347 CLASS PA <<                                            5.00        06/15/2028       309,167
         178,000   FHLMC SERIES 3372 CLASS BD                                               4.50        10/15/2022       172,769
          47,000   FNMA SERIES 2003-108 CLASS BE                                            4.00        11/25/2018        45,851
          79,992   FNMA SERIES 2003-113 CLASS PN                                            3.50        02/25/2013        79,943
         269,187   FNMA SERIES 2003-123 CLASS AB <<                                         4.00        10/25/2016       270,769
          85,780   FNMA SERIES 2003-15 CLASS CH                                             4.00        02/25/2017        86,186
         116,784   FNMA SERIES 2003-16 CLASS PN                                             4.50        10/25/2015       117,768
         184,000   FNMA SERIES 2003-3 CLASS HJ                                              5.00        02/25/2018       189,094
         226,253   FNMA SERIES 2003-30 CLASS ET                                             3.50        08/25/2016       225,494
         245,005   FNMA SERIES 2003-33 CLASS CH                                             4.00        07/25/2017       246,172
         312,094   FNMA SERIES 2003-34 CLASS QJ <<                                          4.50        01/25/2016       315,310
          23,530   FNMA SERIES 2003-92 CLASS NM                                             3.50        04/25/2013        23,510
         294,000   FNMA SERIES 2003-92 CLASS PC <<                                          4.50        05/25/2015       297,465
         136,000   FNMA SERIES 2004-34 CLASS PI                                             3.50        05/25/2014       135,936
         163,831   FNMA SERIES 2004-4 CLASS CA                                              4.00        09/25/2017       164,615
         149,180   FNMA SERIES 2004-6 CLASS CA                                              4.00        06/25/2017       149,893
         131,482   FNMA SERIES 2004-60 CLASS PA                                             5.50        04/25/2034       134,770
         146,458   FNMA SERIES 2004-81 CLASS AG                                             4.00        03/25/2018       147,152
         141,748   FNMA SERIES 2005-38 CLASS CD                                             5.00        06/25/2019       145,740
           7,900   FNMA SERIES 2005-45 CLASS BA                                             4.50        11/25/2014         7,901
         119,644   FNMA SERIES 2005-58 CLASS MA                                             5.50        07/25/2035       124,260
         159,905   FNMA SERIES 2006-18 CLASS PA                                             5.50        01/25/2026       163,247
         169,421   FNMA SERIES 2006-31 CLASS PA                                             5.50        11/25/2026       173,252
         114,750   FNMA SERIES 2006-41 CLASS MA <<                                          5.50        04/25/2024       116,487
          56,607   FNMA SERIES 2006-53 CLASS PA                                             5.50        12/25/2026        57,917
         143,070   FNMA SERIES 2006-64 CLASS PA                                             5.50        02/25/2030       146,636
         206,000   FNMA SERIES 2007-113 CLASS DB                                            4.50        12/25/2022       199,403
         128,229   FNMA SERIES 2007-27 CLASS KA                                             5.75        09/25/2033       131,963
         535,288   FNMA SERIES 2007-39 CLASS NA <<                                          4.25        01/25/2037       535,792
              83   FNMA SERIES 2007-81 CLASS PA                                             6.00        02/25/2029            86
         170,700   FREDDIE MAC SERIES 3098 CLASS PB                                         5.00        07/15/2025       173,517
          94,761   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                   CLASS A3                                                                 6.03        08/11/2033        95,838
         164,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C1
                   CLASS A3                                                                 4.60        11/10/2038       159,143
         489,054   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED +/-                     7.72        03/15/2033       505,785
         209,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2002-C3 CLASS A2                                                         4.93        07/10/2039       206,521
         407,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2003-C3 CLASS A4                                                         5.02        04/10/2040       400,504

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT TOTAL RETURN BOND FUND

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE   MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
      $   29,561   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2004-C1 CLASS A1                                                         3.12%       03/10/2038    $   29,247
          15,651   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2004-C2 CLASS A1                                                         3.90        08/10/2038        15,504
         222,388   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2000-C2 CLASS A2 +/-                                                     7.46        08/16/2033       230,765
         420,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2000-C3 CLASS A2                                                         6.96        09/15/2035       434,468
          57,297   GNMA SERIES 2006-3 CLASS A                                               4.21        01/16/2028        57,767
         127,000   GNMA SERIES 2006-37 CLASS JG                                             5.00        07/20/2036       121,732
         162,769   GNMA SERIES 2006-8 CLASS A <<                                            3.94        08/16/2025       163,256
          56,000   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
                   1998-C1 CLASS B                                                          6.97        10/18/2030        56,133
          23,631   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
                   1998-GLII CLASS A2                                                       6.56        04/13/2031        23,586
         125,274   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2000-C10 CLASS A2 +/-                                             7.37        08/15/2032       129,099
          27,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2001-C1 CLASS A3                                                  5.86        10/12/2035        27,452
         377,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-C2 CLASS A2                                                  5.05        12/12/2034       374,003
          76,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CIB5 CLASS A2                                                5.16        10/12/2037        75,701
         218,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-PM1A CLASS A4 +/-                                            5.33        08/12/2040       217,217
         121,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-CB11 CLASS ASB +/-                                           5.20        08/12/2037       117,830
          55,443   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-LDP2 CLASS A1                                                4.33        07/15/2042        55,034
          41,309   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-LDP3 CLASS A1                                                4.66        08/15/2042        41,044
         108,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2006-CB15 CLASS ASB +/-                                           5.79        06/12/2043       106,516
          29,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2006-CB16 CLASS ASB                                               5.52        05/12/2045        28,624
         115,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2006-LDP7 CLASS ASB +/-                                           5.88        04/15/2045       113,316
          55,000   LEHMAN BROTHERS UBS COMMERCIAL CONDUIT MORTGAGE TRUST SERIES
                   1999-C2 CLASS B                                                          7.43        10/15/2032        56,690
         337,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                   CLASS A4                                                                 5.59        06/15/2031       342,480
          89,831   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
                   CLASS A2                                                                 3.48        07/15/2027        89,373
         101,213   MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3                        5.52        12/15/2035       101,963
         249,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                        5.01        04/15/2038       246,291
         157,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS A4                        4.80        01/13/2041       153,895
         248,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                       5.04        01/14/2042       240,281
         389,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB +/-                   5.18        11/14/2042       376,966
         156,785   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4           6.66        02/15/2033       161,991
         179,146   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS A4           6.39        07/15/2033       184,579
          39,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4           6.39        10/15/2035        40,253
          57,000   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2             6.59        12/18/2033        58,341
         161,704   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
                   CLASS A2                                                                 4.47        03/18/2036       159,960
         628,111   US BANK NA SERIES 2007-1 CLASS A                                         5.92        05/25/2012       652,312
         167,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS
                   A4                                                                       6.29        04/15/2034       173,426
         138,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                   A4                                                                       4.98        11/15/2034       136,393
          63,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS
                   A2                                                                       3.99        06/15/2035        59,296
         489,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                   A3 +/-                                                                   4.96        08/15/2035       489,698
          41,159   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
                   A1 ++                                                                    4.24        10/15/2035        40,465
         116,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
                   A3                                                                       4.45        11/15/2035       115,212

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT TOTAL RETURN BOND FUND

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
      $  402,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS
                   A4 +/-                                                                   5.01%       12/15/2035    $     395,517
         634,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS
                   A4                                                                       4.75        02/15/2041          619,905
          91,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS
                   A4                                                                       5.03        01/15/2041           90,676
         139,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS
                   A6                                                                       4.70        05/15/2044          134,113
         296,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                   A7 +/-                                                                   5.12        07/15/2042          292,497
         280,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS
                   A4 +/-                                                                   5.21        10/15/2044          281,144
         289,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS
                   APB                                                                      6.00        06/15/2045          293,916

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $29,283,911)                                                             29,837,168
                                                                                                                      -------------
CORPORATE BONDS & NOTES: 17.76%

APPAREL & ACCESSORY STORES: 0.23%
         280,000   NORDSTROM INCORPORATED                                                   7.00        01/15/2038          277,148
                                                                                                                      -------------

BUSINESS SERVICES: 0.11%
         120,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                         6.00        06/15/2012          127,944
                                                                                                                      -------------

CHEMICALS & ALLIED PRODUCTS: 0.42%
         105,000   ABBOTT LABORATORIES                                                      5.60        11/30/2017          109,851
          75,000   BRISTOL MYERS SQUIBB COMPANY                                             5.88        11/15/2036           72,527
         165,000   ESTEE LAUDER COMPANIES INCORPORATED                                      5.55        05/15/2017          168,420
         160,000   SCHERING-PLOUGH CORPORATION                                              6.55        09/15/2037          154,086

                                                                                                                            504,884
                                                                                                                      -------------

COMMUNICATIONS: 1.50%
         440,000   AT&T INCORPORATED                                                        5.10        09/15/2014          437,127
         670,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                       8.38        03/15/2013          744,257
         320,000   QWEST CORPORATION                                                        7.50        10/01/2014          312,000
         145,000   TIME WARNER CABLE INCORPORATED <<                                        5.85        05/01/2017          138,795
         170,000   TIME WARNER ENTERTAINMENT COMPANY LP                                     8.38        07/15/2033          191,281

                                                                                                                          1,823,460
                                                                                                                      -------------

DEPOSITORY INSTITUTIONS: 1.02%
          80,000   BANK OF AMERICA CORPORATION                                              5.38        06/15/2014           82,273
          70,000   CAPITAL ONE FINANCIAL CORPORATION                                        6.75        09/15/2017           66,400
         195,000   CITIGROUP INCORPORATED                                                   3.63        02/09/2009          194,490
         435,000   CITIGROUP INCORPORATED                                                   6.88        03/05/2038          434,692
         105,000   JPMORGAN CHASE & COMPANY                                                 6.00        01/15/2018          109,496
          50,000   PNC BANK SERIES BKNT                                                     6.88        04/01/2018           50,848
         195,000   PNC FUNDING CORPORATION                                                  5.25        11/15/2015          183,987
         155,000   WACHOVIA CAPITAL TRUST I +/-                                             5.80        08/29/2049          110,438

                                                                                                                          1,232,624
                                                                                                                      -------------

EATING & DRINKING PLACES: 0.47%
         285,000   MCDONALD'S CORPORATION SERIES MTN                                        5.35        03/01/2018          288,483
         105,000   MCDONALD'S CORPORATION SERIES MTN                                        6.30        03/01/2038          107,425
         180,000   YUM! BRANDS INCORPORATED                                                 6.88        11/15/2037          172,213

                                                                                                                            568,121
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  VT TOTAL RETURN BOND FUND

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
ELECTRIC UTILITIES: 0.09%
      $  105,000   PROGRESS ENERGY INCORPORATED                                             6.85%       04/15/2012    $    113,613
                                                                                                                      ------------

ELECTRIC, GAS & SANITARY SERVICES: 3.11%
         125,000   ALLEGHENY ENERGY SUPPLY ++                                               8.25        04/15/2012         135,000
         120,000   CMS ENERGY CORPORATION                                                   6.55        07/17/2017         116,103
         120,000   COMMONWEALTH EDISON COMPANY                                              6.15        09/15/2017         123,194
         140,000   COMMONWEALTH EDISON COMPANY                                              6.45        01/15/2038         134,916
         350,000   DPL INCORPORATED                                                         6.88        09/01/2011         373,512
         212,000   KINDER MORGAN ENERGY PARTNERS LP <<                                      5.95        02/15/2018         209,957
         230,000   MIDAMERICAN ENERGY COMPANY ++                                            5.75        04/01/2018         232,262
         300,000   NEVADA POWER COMPANY SERIES A                                            8.25        06/01/2011         323,894
         110,000   NORTHERN STATES POWER MINNESOTA                                          5.25        03/01/2018         111,865
         145,000   PACIFIC GAS & ELECTRIC COMPANY                                           6.35        02/15/2038         146,878
         195,000   PACIFICORP                                                               6.25        10/15/2037         197,023
          75,000   PROGRESS ENERGY INCORPORATED                                             6.30        04/01/2038          76,917
         175,000   PUBLIC SERVICE COMPANY OF COLORADO                                       7.88        10/01/2012         201,726
         275,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 08-A                           5.95        02/01/2038         275,623
         819,000   TAQA ABU DHABI NATIONAL ENERGY COMPANY ++ <<                             5.62        10/25/2012         844,567
         175,000   VIRGINIA ELECTRIC & POWER COMPANY                                        5.10        11/30/2012         181,831
          80,000   VIRGINIA ELECTRIC & POWER COMPANY                                        6.35        11/30/2037          81,797

                                                                                                                         3,767,065
                                                                                                                      ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.44%
         210,000   DUKE ENERGY CAROLINAS LLC                                                6.00        01/15/2038         209,312
         210,000   VERIZON COMMUNICATIONS CORPORATION                                       5.50        02/15/2018         204,533
         125,000   VERIZON COMMUNICATIONS CORPORATION                                       6.40        02/15/2038         121,697

                                                                                                                           535,542
                                                                                                                      ------------

FOOD & KINDRED PRODUCTS: 0.36%
         440,000  KRAFT FOODS INCORPORATED                                                  6.13        02/01/2018         439,721
                                                                                                                      ------------

FOOD STORES: 0.12%
         150,000  KROGER COMPANY                                                            5.00        04/15/2013         150,833
                                                                                                                      ------------

GENERAL MERCHANDISE STORES: 0.28%
         140,000  TARGET CORPORATION                                                        7.00        01/15/2038         143,900
         185,000  WAL-MART STORES INCORPORATED <<                                           6.50        08/15/2037         194,253

                                                                                                                           338,153
                                                                                                                      ------------

HEALTH SERVICES: 0.18%
         230,000  COVENTRY HEALTH CARE INCORPORATED                                         5.95        03/15/2017         217,336
                                                                                                                      ------------

HOLDING & OTHER INVESTMENT OFFICES: 0.42%
         490,000  ALLIED CAPITAL CORPORATION                                                6.63        07/15/2011         514,193
                                                                                                                      ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.30%
         142,000  HEWLETT-PACKARD COMPANY                                                   4.50        03/01/2013         144,057
         140,000  HEWLETT-PACKARD COMPANY                                                   5.50        03/01/2018         143,433
          75,000  LOCKHEED MARTIN CORPORATION                                               4.12        03/14/2013          75,108

                                                                                                                           362,598
                                                                                                                      ------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.18%
         215,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED <<                         6.30        03/15/2018         215,408
                                                                                                                      ------------

INSURANCE CARRIERS: 0.70%
          90,000  ACE INA HOLDINGS INCORPORATED <<                                          5.70        02/15/2017          89,605
          40,000  ACE INA HOLDINGS INCORPORATED                                             6.70        05/15/2036          38,768

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                              PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

 VT TOTAL RETURN BOND FUND


PRINCIPAL         SECURITY NAME                                               INTEREST RATE   MATURITY DATE         VALUE
INSURANCE CARRIERS (continued)
$        140,000  AETNA INCORPORATED                                               6.75%        12/15/2037    $        133,425
         100,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                        4.70         10/01/2010             100,323
         179,000  LIBERTY MUTUAL GROUP ++                                          7.50         08/15/2036             169,568
          40,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                     5.70         12/14/2036              34,076
         145,000  UNITEDHEALTH GROUP INCORPORATED <<                               6.88         02/15/2038             138,541
         145,000  WELLPOINT INCORPORATED                                           5.88         06/15/2017             141,916

                                                                                                                       846,222
                                                                                                              ----------------

MOTION PICTURES: 0.09%
         105,000  THE WALT DISNEY COMPANY                                          4.70         12/01/2012             107,778
                                                                                                              ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.68%
         330,000  AMERICAN EXPRESS                                                 8.15         03/19/2038             365,706
         173,000  AMERICAN GENERAL FINANCE CORPORATION                             6.90         12/15/2017             169,068
         245,000  CAPITAL ONE BANK SERIES BKNT                                     4.88         05/15/2008             244,630
         325,000  CREDIT SUISSE NEW YORK                                           6.00         02/15/2018             324,224
         107,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                 6.15         08/07/2037             106,845
         180,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                  5.25         10/19/2012             187,042
         260,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA <<              3.75         12/15/2009             262,998
         360,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT                         6.00         10/01/2017             375,200

                                                                                                                     2,035,713
                                                                                                              ----------------

OFFICE EQUIPMENT: 0.12%
         145,000  XEROX CORPORATION                                                5.50         05/15/2012             146,221
                                                                                                              ----------------

OIL & GAS EXTRACTION: 0.67%
         240,000  DEVON FINANCING CORPORATION                                      6.88         09/30/2011             261,956
          65,000  EL PASO NATURAL GAS COMPANY                                      5.95         04/15/2017              63,755
          75,000  PEMEX PROJECT FUNDING MASTER TRUST                               6.63         06/15/2035              77,616
          90,000  PEMEX PROJECT FUNDING MASTER TRUST ++                            6.63         06/15/2035              93,139
          60,000  SOUTHERN NATURAL GAS COMPANY ++                                  5.90         04/01/2017              58,652
         110,000  WEATHERFORD INTERNATIONAL INCORPORATED                           5.95         06/15/2012             114,666
         135,000  WEATHERFORD INTERNATIONAL INCORPORATED                           6.35         06/15/2017             139,638

                                                                                                                       809,422
                                                                                                              ----------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.37%
          70,000  MARATHON OIL CORPORATION                                         6.00         10/01/2017              71,011
         230,000  MARATHON OIL CORPORATION                                         5.90         03/15/2018             231,196
         143,000  MARATHON OIL CORPORATION                                         6.60         10/01/2037             142,080

                                                                                                                       444,287
                                                                                                              ----------------

PHARMACEUTICALS: 0.47%
         529,000  WYETH                                                            6.95         03/15/2011             571,810
                                                                                                              ----------------

PRIMARY METAL INDUSTRIES: 0.06%
          70,000  CORNING INCORPORATED                                             7.25         08/15/2036              75,509
                                                                                                              ----------------

RAILROAD TRANSPORTATION: 0.12%
         150,000  BURLINGTON NORTHERN SANTA FE CORPORATION                         5.75         03/15/2018             150,445
                                                                                                              ----------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.78%
          35,000  DEVELOPERS DIVERS REALTY                                         5.38         10/15/2012              32,686
         275,000  HEALTH CARE PROPERTIES INVESTORS INCORPORATED                    5.65         12/15/2013             245,318
         130,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN +/-           5.25         05/24/2010             123,053
         235,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN               5.75         06/15/2011             236,455
         105,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN               5.65         06/01/2014             100,830
          65,000  PROLOGIS TRUST                                                   5.25         11/15/2010              65,620

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                              PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

 VT TOTAL RETURN BOND FUND


PRINCIPAL         SECURITY NAME                                               INTEREST RATE   MATURITY DATE         VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$        140,000  PROLOGIS TRUST                                                   5.50%        04/01/2012    $        140,345

                                                                                                                       944,307
                                                                                                              ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.60%
         120,000  GOLDMAN SACHS CAPITAL I                                          6.35         02/15/2034             103,908
         395,000  GOLDMAN SACHS CAPITAL II +/-<<                                   5.79         05/17/2049             263,110
          60,000  GOLDMAN SACHS GROUP INCORPORATED <<                              5.95         01/18/2018              59,415
         275,000  GOLDMAN SACHS GROUP INCORPORATED                                 6.75         10/01/2037             255,842
         430,000  LAZARD GROUP LLC                                                 7.13         05/15/2015             418,248
         285,000  LAZARD GROUP LLC                                                 6.85         06/15/2017             266,881
         210,000  LEHMAN BROTHERS HOLDINGS INCORPORATION                           6.75         12/28/2017             201,876
         460,000  LEHMAN BROTHERS HOLDINGS INCORPORATION SERIES MTN                5.63         01/24/2013             447,288
         135,000  MERRILL LYNCH & COMPANY INCORPORATED                             5.45         02/05/2013             132,821
         171,000  MORGAN STANLEY                                                   5.30         03/01/2013             170,425
         100,000  MORGAN STANLEY                                                   5.38         10/15/2015              94,893
         295,000  MORGAN STANLEY SERIES MTN                                        5.95         12/28/2017             285,105
         450,000  MORGAN STANLEY SERIES MTN                                        6.63         04/01/2018             450,158

                                                                                                                     3,149,970
                                                                                                              ----------------

TRANSPORTATION EQUIPMENT: 0.87%
         540,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                           6.50         11/15/2013             569,208
          65,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                           8.50         01/18/2031              74,303
         410,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN +/-            3.22         03/13/2009             404,931

                                                                                                                     1,048,442
                                                                                                              ----------------

TOTAL CORPORATE BONDS & NOTES (COST $21,645,117)                                                                    21,518,769
                                                                                                              ----------------

FOREIGN CORPORATE BONDS@: 3.64%
         167,000  AMERICA MOVIL SA DE CV                                           6.38         03/01/2035             161,614
          87,000  AMERICA MOVIL SA DE CV                                           6.13         11/15/2037              80,649
         180,000  ASTRAZENECA PLC                                                  5.40         09/15/2012             189,890
         255,000  BRITISH TELECOMMUNICATIONS PLC                                   5.95         01/15/2018             247,081
         130,000  DELHAIZE GROUP                                                   6.50         06/15/2017             134,251
          75,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                        8.25         06/15/2030              89,969
         220,000  DIAGEO CAPITAL PLC                                               5.20         01/30/2013             227,600
          70,000  DIAGEO CAPITAL PLC                                               5.75         10/23/2017              71,689
         210,000  FRANCE TELECOM SA                                                7.75         03/01/2011             227,712
         125,000  HSBC HOLDINGS PLC                                                6.50         09/15/2037             118,580
          70,000  HUSKY ENERGY INCORPORATED                                        6.80         09/15/2037              71,136
         120,000  HUSKY OIL COMPANY                                                7.55         11/15/2016             137,668
         255,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED ++                       7.45         11/24/2033             261,983
         350,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                          6.13         10/06/2016             349,020
         390,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                          5.88         03/01/2018             375,393
         250,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++           6.33         09/30/2027             228,123
          60,000  ROGERS CABLE INCORPORATED                                        5.50         03/15/2014              56,624
         295,000  ROGERS WIRELESS INCORPORATED                                     6.38         03/01/2014             292,481
         360,000  TELEFONICA EMISIONES SAU                                         5.98         06/20/2011             370,710
         215,000  TRANSOCEAN INCORPORATED                                          6.00         03/15/2018             221,154
         240,000  TYCO INTERNATIONAL GROUP SA                                      6.38         10/15/2011             239,157
          52,000  TYCO INTERNATIONAL GROUP SA                                      6.88         01/15/2029              50,841
          75,000  WEATHERFORD INTERNATIONAL LIMITED                                7.00         03/15/2038              76,136
         136,000  WESTFIELD GROUP ++                                               5.40         10/01/2012             132,316

TOTAL FOREIGN CORPORATE BONDS (COST $4,474,221)                                                                      4,411,777
                                                                                                              ----------------

FOREIGN GOVERNMENT BONDS@: 1.52%
         300,000  EMIRATE OF ABU DHABI ++                                          5.50         08/02/2012             323,675
         355,000  EXPORT-IMPORT BANK OF KOREA EIBKOR                               5.50         10/17/2012             364,030
          89,000  ITALY GOVERNMENT INTERNATIONAL BOND                              5.38         06/15/2033              93,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                              PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

 VT TOTAL RETURN BOND FUND


PRINCIPAL         SECURITY NAME                                               INTEREST RATE   MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (continued)
$        140,000  MEXICO GOVERNMENT INTERNATIONAL BOND                             6.05%       01/11/2040     $        139,650
         325,000  QUEBEC PROVINCE                                                  5.13        11/14/2016              351,407
         335,000  REPUBLIC OF BRAZIL <<                                            6.00        01/17/2017              341,533
         113,000  UNITED MEXICAN STATES                                            5.63        01/15/2017              118,763
         100,000  UNITED MEXICAN STATES SERIES MTNA                                5.88        01/15/2014              107,000

TOTAL FOREIGN GOVERNMENT BONDS (COST $1,758,365)                                                                     1,839,370
                                                                                                              ----------------

AGENCY SECURITIES: 49.17%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.77%
         127,931  FHLMC # 1G2254 +/-                                               6.41        10/01/2037              131,750
         222,634  FHLMC #1B3391 +/-<<                                              5.74        05/01/2037              226,718
          61,856  FHLMC #1B7339 +/-                                                6.23        05/01/2037               63,563
          10,649  FHLMC #1B7562 +/-                                                6.40        11/01/2037               10,892
         521,659  FHLMC #1G2263 +/-<<                                              5.99        10/01/2037              534,503
         361,556  FHLMC #1H1402 +/-<<                                              5.53        06/01/2037              368,131
         162,012  FHLMC #1J0426 +/-                                                5.93        06/01/2037              164,989
         325,295  FHLMC #1J1389 +/-<<                                              6.67        11/01/2036              335,983
         161,477  FHLMC #1J1409 +/-                                                5.85        12/01/2036              164,726
         278,874  FHLMC #1J1465 +/-<<                                              5.89        01/01/2037              283,642
         351,216  FHLMC #1J1578 +/-<<                                              6.01        04/01/2037              358,776
         422,202  FHLMC #1J1581 +/-<<                                              5.92        04/01/2037              429,701
         121,517  FHLMC #1J1614 +/-                                                5.87        05/01/2037              123,158
          99,146  FHLMC #1J1630 +/-                                                5.91        04/01/2037              100,864
         334,726  FHLMC #1J2842 +/-<<                                              6.15        09/01/2037              344,421
         241,895  FHLMC #1N0148 +/-<<                                              5.84        04/01/2036              247,516
          49,770  FHLMC #1N0166 +/-                                                6.40        06/01/2036               51,386
         276,532  FHLMC #1N0287 +/-<<                                              6.57        11/01/2036              286,085
          57,367  FHLMC #1N1424 +/-                                                6.41        04/01/2037               59,365
         173,621  FHLMC #1Q0251 +/-                                                6.30        04/01/2037              179,158
         143,202  FHLMC #E01279                                                    5.50        01/01/2018              146,876
         176,558  FHLMC #E01497 <<                                                 5.50        11/01/2018              181,029
         135,543  FHLMC #E01539                                                    5.50        12/01/2018              138,971
         151,858  FHLMC #E96462                                                    4.50        05/01/2018              151,659
         396,611  FHLMC #G02455 <<                                                 5.50        10/01/2030              402,457
         126,310  FHLMC #G11594                                                    5.50        08/01/2019              129,498
         116,425  FHLMC #G11653                                                    5.50        12/01/2019              119,364
         481,883  FHLMC #G11658 <<                                                 5.50        01/01/2020              493,326
         183,008  FHLMC #G11720 <<                                                 4.50        08/01/2020              182,536
         236,224  FHLMC #G11786 <<                                                 5.00        10/01/2014              242,735
         238,998  FHLMC #G11850 <<                                                 5.50        07/01/2020              244,674
         292,138  FHLMC #G11940 <<                                                 5.50        05/01/2020              299,075
         223,200  FHLMC #G11944 <<                                                 5.50        07/01/2020              228,500
         276,374  FHLMC #G11983 <<                                                 5.50        01/01/2020              282,937
         101,739  FHLMC #G12258                                                    6.00        08/01/2016              104,942
         201,376  FHLMC #G12474 <<                                                 5.50        01/01/2017              206,575
         379,062  FHLMC #G12791 <<                                                 4.50        01/01/2020              378,564
         291,182  FHLMC #G12827 <<                                                 5.50        02/01/2021              298,645
         175,315  FHLMC #G12888 <<                                                 5.50        07/01/2018              179,808
         823,022  FHLMC #G12900 <<                                                 4.50        11/01/2019              821,941
          81,773  FHLMC #J02372                                                    5.50        05/01/2020               83,837
          80,560  FHLMC #J02373                                                    5.50        05/01/2020               82,593
          96,532  FHLMC #J02376                                                    6.00        05/01/2020               99,406
          97,510  FHLMC #J04514                                                    5.50        03/01/2017              100,009
         234,319  FHLMC #M30033 <<                                                 4.50        04/01/2020              235,070
       1,492,000  FHLMC TBA%%                                                      6.00        04/01/2021            1,534,430

                                                                                                                    11,834,784
                                                                                                              ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 35.68%

         181,568  FNMA #190129 <<                                                  6.00        11/01/2023              187,248
         341,337  FNMA #190337 <<                                                  5.00        07/01/2033              338,786

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                              PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

 VT TOTAL RETURN BOND FUND


 PRINCIPAL        SECURITY NAME       INTEREST RATE    MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)

$    263,905   FNMA #254758 <<            4.50%         06/01/2013      $   268,128
     699,788   FNMA #254949 <<            5.00          11/01/2033          694,557
      95,247   FNMA #256559               5.50          01/01/2017           97,670
      87,833   FNMA #256646               5.50          03/01/2017           90,067
     307,077   FNMA #256682 <<            5.50          04/01/2017          314,889
     349,533   FNMA #256719 <<            5.50          05/01/2017          358,424
     284,289   FNMA #357440 <<            4.50          10/01/2018          284,138
   1,091,795   FNMA #555592 <<            5.50          07/01/2033        1,105,718
     429,061   FNMA #688017 <<            5.50          03/01/2033          434,532
     352,668   FNMA #694406 <<            5.50          03/01/2033          357,166
      76,001   FNMA #699613               5.50          06/01/2033           76,970
     698,709   FNMA #702005 <<            5.50          05/01/2033          707,619
     891,773   FNMA #725610 <<            5.50          07/01/2034          902,491
     357,591   FNMA #725611 <<            5.50          06/01/2034          362,151
      85,563   FNMA #728720 <<            5.00          07/01/2033           84,923
     484,018   FNMA #728877 <<            5.00          08/01/2033          480,400
     523,184   FNMA #745121 <<            5.50          12/01/2018          537,006
     421,191   FNMA #745271 <<            4.50          09/01/2018          420,967
     745,569   FNMA #745314 <<            4.00          05/01/2034          703,990
     221,972   FNMA #745526 <<            6.00          05/01/2021          228,686
     307,883   FNMA #745667 +/-           6.11          07/01/2036          315,131
     349,809   FNMA #745899 +/-<<         5.94          10/01/2036          357,261
     192,496   FNMA #745998 <<            6.08          09/01/2036          197,304
     141,173   FNMA #868444 +/-           5.74          04/01/2036          142,601
     893,247   FNMA #888091 <<            5.50          12/01/2030          906,104
     376,400   FNMA #888202 <<            5.50          02/01/2017          385,974
     571,036   FNMA #888307 +/-           5.92          04/01/2037          580,965
     538,334   FNMA #888443 +/-           5.90          06/01/2037          547,004
     721,815   FNMA #888828 <<            5.00          12/25/2049          732,581
      36,857   FNMA #888911 +/-<<         6.11          11/01/2037           37,435
     292,027   FNMA #888964 <<            7.00          11/01/2037          306,747
     824,331   FNMA #889012 <<            6.50          12/01/2037          846,797
   3,056,771   FNMA #889069 <<            5.50          01/01/2021        3,137,527
     274,525   FNMA #889115 <<            5.50          12/01/2019          281,683
     145,609   FNMA #889131               5.68          09/01/2037          150,841
     524,256   FNMA #889213               5.50          10/01/2020          537,841
   1,189,000   FNMA #889318               5.50          03/01/2038        1,219,840
   1,613,000   FNMA #889319               5.00          04/01/2023        1,636,187
     158,287   FNMA #905618 +/-           6.10          12/01/2036          160,837
      85,514   FNMA #905629 +/-           6.13          12/01/2036           86,958
     309,676   FNMA #906216 +/-           5.95          01/01/2037          315,641
     100,526   FNMA #906403 +/-           6.03          01/01/2037          101,938
     128,571   FNMA #906404 +/-           5.95          01/01/2037          130,278
      86,902   FNMA #909569 +/-           5.88          02/01/2037           87,881
     105,796   FNMA #914819 +/-           5.98          04/01/2037          107,226
      73,565   FNMA #914820 +/-           6.02          04/01/2037           74,668
     176,259   FNMA #917894 +/-           5.78          05/01/2037          179,385
     426,934   FNMA #922164 +/-<<         5.70          05/01/2037          435,855
     216,502   FNMA #928939 <<            7.00          12/01/2037          227,415
     203,458   FNMA #937925 +/-           5.93          07/01/2037          207,049
     259,726   FNMA #938180 +/-           5.81          06/01/2037          263,482
     378,440   FNMA #942691 +/-           6.05          08/01/2037          388,270
     101,092   FNMA #944357               6.00          06/01/2022          104,123
     239,943   FNMA #945032 +/-           5.77          08/01/2037          243,916
      97,989   FNMA #945657 +/-           6.28          09/01/2037          100,361
     127,158   FNMA #946607 +/-<<         6.09          09/01/2037          130,635
     176,061   FNMA #949593 <<            6.00          08/01/2022          181,340
     445,860   FNMA #965628 <<            6.50          01/01/2038          458,011
   2,460,784   FNMA #889182 <<            5.00          01/01/2021        2,495,659
   1,176,000   FNMA TBA%%                 5.50          04/01/2020        1,200,255
   3,451,000   FNMA TBA%%                 5.50          05/01/2020        3,514,630
      92,000   FNMA TBA%%                 6.00          04/01/2021           94,674
     949,000   FNMA TBA%%                 4.50          04/01/2023          943,662

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                              PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

 VT TOTAL RETURN BOND FUND


 PRINCIPAL        SECURITY NAME                             INTEREST RATE    MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  3,680,000   FNMA TBA%%                                       5.00%          04/01/2023     $  3,714,500
   1,345,000   FNMA TBA%%                                       5.00           04/01/2034        1,331,130
   2,329,000   FNMA TBA%%                                       5.50           04/01/2034        2,350,834
   1,500,000   FNMA TBA%%                                       6.50           05/01/2036        1,550,157
     665,000   FNMA TBA%%                                       6.50           04/01/2038          688,691

                                                                                                43,225,810
                                                                                              ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 6.07%
     509,145   GNMA #781545                                     5.00           01/15/2018          517,851
     472,426   GNMA #781583                                     5.00           03/15/2018          480,492
     409,880   GNMA #781658 <<                                  6.00           10/15/2033          424,724
     363,762   GNMA #781793                                     5.00           09/15/2019          369,892
     781,244   GNMA #781864                                     5.00           01/15/2020          793,794
     804,002   GNMA #781866                                     5.00           01/15/2020          816,918
     708,849   GNMA #782044 <<                                  6.50           12/15/2032          739,635
   3,093,000   GNMA TBA%%                                       6.50           04/19/2030        3,214,796

                                                                                                 7,358,102
                                                                                              ------------

TOTAL AGENCY SECURITIES (COST $61,777,414)                                                      62,418,696
                                                                                              ------------

US TREASURY SECURITIES: 8.79%

US TREASURY BONDS: 4.53%
   2,050,000   US TREASURY BOND <<                              7.13           02/15/2023        2,716,410
     329,000   US TREASURY BOND <<                              6.25           05/15/2030          420,554
     384,000   US TREASURY BOND <<                              5.38           02/15/2031          444,120
     316,000   US TREASURY BOND <<                              4.50           02/15/2036          326,443
   1,263,000   US TREASURY BOND <<                              4.75           02/15/2037        1,358,416
     198,000   US TREASURY BOND <<                              5.00           05/15/2037          221,497

                                                                                                 5,487,440
                                                                                              ------------

US TREASURY NOTES: 4.26%
     120,000   US TREASURY NOTE                                 2.00           02/28/2010          120,834
     123,000   US TREASURY NOTE <<                              4.50           05/15/2010          130,515
     220,000   US TREASURY NOTE <<                              4.63           10/31/2011          239,645
      82,000   US TREASURY NOTE                                 3.63           05/15/2013           86,606
   1,235,000   US TREASURY NOTE <<                              4.75           08/15/2017        1,366,411
   2,413,000   US TREASURY NOTE <<                              4.25           11/15/2017        2,574,558
     325,000   US TREASURY NOTE <<                              3.50           02/15/2018          326,879
     760,000   US TREASURY NOTE <</\                            4.51           11/15/2027          312,548

                                                                                                 5,157,996
                                                                                              ------------

TOTAL US TREASURY SECURITIES (COST $10,383,056)                                                 10,645,436
                                                                                              ------------

COLLATERAL FOR SECURITIES LENDING: 38.70%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.57%
   574,733     BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                           574,733
   504,110     DREYFUS CASH MANAGEMENT FUND                                                        504,110
   821,047     SCUDDER DAILY ASSETS MONEY MARKET FUND                                              821,047

                                                                                                 1,899,890
                                                                                              ------------

COLLATERAL INVESTED IN OTHER ASSETS: 37.13%
     821,047   AMSTEL FUNDING CORPORATION                       2.85           04/16/2008          820,072
     295,577   APRECO LLC                                       2.70           04/17/2008          295,222
   1,379,359   ATLANTIC ASSET SECURITIZATION CORPORATION        2.80           04/21/2008        1,377,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                      PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND


PRINCIPAL                    SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,806,303   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,806,459)                                      3.10%          04/01/2008   $  1,806,303
     821,047   BASF FINANCE EUROPE NV +/-++                                     3.89           10/17/2008        820,264
     492,628   BNP PARIBAS +/-                                                  3.13           08/07/2008        492,227
   1,149,466   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,149,564)                                      3.08           04/01/2008      1,149,466
     903,152   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $903,228)                                        3.04           04/01/2008        903,152
     998,721   BRYANT BANK FUNDING                                              2.98           04/09/2008        998,060
     272,013   CAFCO LLC                                                        2.70           04/18/2008        271,666
   1,216,791   CHARIOT FUNDING LLC                                              2.97           04/14/2008      1,215,486
     410,523   CHARTA LLC                                                       3.08           04/09/2008        410,242
     467,997   CHEYNE FINANCE LLC +/-++/\/\(A)(I)                               5.12           02/25/2008        421,197
     748,795   CIESCO LLC                                                       3.08           04/08/2008        748,346
   1,231,570   CLIPPER RECEIVABLES CORPORATION                                  3.32           04/01/2008      1,231,570
   1,970,512   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $1,970,682)                       3.10           04/01/2008      1,970,512
     410,523   CULLINAN FINANCE CORPORATION +/-++                               3.08           08/04/2008        409,292
     821,047   EBBETS FUNDING LLC                                               3.65           04/01/2008        821,047
     804,626   ERASMUS CAPITAL CORPORATION                                      3.00           04/17/2008        803,553
     589,512   ERASMUS CAPITAL CORPORATION                                      3.09           04/10/2008        589,056
     410,523   EUREKA SECURITIZATION INCORPORATED                               2.90           04/15/2008        410,060
     311,998   FAIRWAY FINANCE CORPORATION                                      2.80           04/15/2008        311,658
     410,523   FAIRWAY FINANCE CORPORATION                                      2.90           04/07/2008        410,325
   1,203,655   GALLEON CAPITAL LLC                                              2.88           04/16/2008      1,202,210
     164,209   GALLEON CAPITAL LLC                                              3.10           04/18/2008        163,969
     886,731   GEMINI SECURITIZATION INCORPORATED                               2.85           04/23/2008        885,186
     492,628   GEMINI SECURITIZATION INCORPORATED                               3.32           04/02/2008        492,583
     262,735   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY +/-                   2.90           06/16/2008        262,735
   2,052,617   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
               $2,052,797)                                                      3.15           04/01/2008      2,052,617
     574,733   ING (USA) ANNUITY & LIFE INSURANCE COMPANY +/-                   2.90           10/16/2008        574,733
   1,970,512   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,970,682)                                      3.10           04/01/2008      1,970,512
     443,365   KITTY HAWK FUNDING CORPORATION                                   3.13           04/04/2008        443,250
     821,047   LIBERTY STREET FUNDING CORPORATION                               3.00           04/07/2008        820,636
     410,523   METLIFE GLOBAL FUNDING I +/-++                                   2.59           10/21/2008        410,442
   1,231,570   MONT BLANC CAPITAL CORPORATION                                   2.86           04/24/2008      1,229,328
     102,089   MONT BLANC CAPITAL CORPORATION                                   3.25           04/04/2008        102,061
     252,472   MORGAN STANLEY +/-                                               2.94           10/15/2008        252,344
     246,314   MORGAN STANLEY +/-                                               3.07           04/07/2008        246,314
   1,231,570   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $1,231,675)                       3.08           04/01/2008      1,231,570
     410,523   NATEXIS BANQUES POPULAIRES +/-++                                 4.91           09/08/2008        408,969
   1,379,359   OLD LINE FUNDING CORPORATION                                     2.79           04/22/2008      1,377,114
     410,523   PARK AVENUE RECEIVABLES CORPORATION                              3.15           04/03/2008        410,452
     320,208   PICAROS FUNDING LLC                                              2.60           04/11/2008        319,977
     292,293   PREMIUM ASSET TRUST +/-++                                        4.41           07/15/2008        292,102
     837,468   RANGER FUNDING CORPORATION                                       2.71           04/18/2008        836,396
     903,152   SCALDIS CAPITAL LIMITED                                          2.82           04/17/2008        902,020
     328,419   SLM CORPORATION +/-++                                            2.94           05/12/2008        327,827
     656,837   STANFIELD VICTORIA FUNDING LLC +/-++/\/\(A)(I)                   5.27           04/03/2008        585,636
     960,625   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED               2.85           04/15/2008        959,560
     443,365   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED               3.10           04/15/2008        442,831
     492,628   THUNDER BAY FUNDING INCORPORATED                                 2.75           04/15/2008        492,101
     821,047   THUNDER BAY FUNDING INCORPORATED                                 2.80           04/04/2008        820,855
   1,642,094   TRANSAMERICA OCCIDENTAL LIFE INSURANCE +/-                       3.20           10/03/2008      1,642,094
     344,840   TULIP FUNDING CORPORATION                                        2.88           04/21/2008        344,288
     410,523   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB +/-++              3.09           10/08/2008        410,290
     246,314   VARIABLE FUNDING CAPITAL CORPORATION                             3.02           04/04/2008        246,252
     821,047   VERSAILLES CDS LLC                                               3.00           04/11/2008        820,363
     261,093   VERSAILLES CDS LLC                                               3.45           04/08/2008        260,918
     410,523   VICTORIA FINANCE LLC +/-++/\/\(A)(I)                             3.47           08/07/2008        366,023

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                      PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND


PRINCIPAL                    SECURITY NAME                               INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     410,523    VICTORIA FINANCE LLC+/-++/\/\(A)(I)                        5.11%           05/02/2008     $      366,023
    1,321,885    YORKTOWN CAPITAL LLC                                       2.72            04/03/2008          1,321,685

                                                                                                               44,980,255
                                                                                                           --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $47,057,813)                                                     46,880,145
                                                                                                           --------------

SHARES

SHORT-TERM INVESTMENTS: 2.92%
   3,536,265    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                    3,536,265
                                                                                                           --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,536,265)                                                                  3,536,265
                                                                                                           --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $189,911,387)*                                           157.69%                                     $  191,025,755

OTHER ASSETS AND LIABILITIES, NET                              (57.69)                                        (69,883,477)
                                                                                                           --------------

TOTAL NET ASSETS                                               100.00%                                     $  121,142,278
                                                                                                           --------------

----------

+/-   VARIABLE RATE INVESTMENTS.

(0)(0) STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,536,265.

/\    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


PRINCIPAL
SCHEDULE OF TBA SALE COMMITMENTS: (6.54%)
$    (949,000)   FNMA TBA%%                                                 4.50%          04/01/2023      $     (943,662)
   (1,778,000)   FNMA TBA%%                                                 5.00           04/01/2023          (1,794,669)
   (1,444,000)   FNMA TBA%%                                                 5.00           04/01/2034          (1,429,109)
   (1,176,000)   FNMA TBA%%                                                 5.50           04/01/2020          (1,200,255)
   (2,529,000)   FNMA TBA%%                                                 5.50           04/01/2034          (2,552,709)

TOTAL SCHEDULE OF TBA SALE COMMITMENTS (COST $(7,919,366))                                                     (7,920,404)
                                                                                                           --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

VARIABLE TRUST NOTES

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

As of March 31, 2008, the following Fund held futures contracts:

                                                                           NET UNREALIZED
                                                                            APPRECIATION/
                            CONTRACTS       TYPE         EXPIRATION DATE   (DEPRECIATION)
VT Asset Allocation Fund    176 Long    S&P 500 Future     June 2008        $      66,348)
                             19 Long    U.S. Long Bond     June 2008               (1,672)
                            482 Short   U.S. Long Bond     June 2008           (1,892,243)

As of March 31, 2008, The following Fund held written options:

                                                                                                              NET UNREALIZED
                                                                      EXPIRATION     PREMIUMS                  APPRECIATION/
                        CONTRACTS                TYPE                    DATE        RECEIVED      VALUE      (DEPRECIATION)
VT Opportunity Fund        120        Praxair Incorporated (Call)      4/19/2008      (47,540)    (40,250)    $      7,290

As of March 31, 2008, the following Fund held equity swap contracts:

                                                                                 NET UNREALIZED
                                                                                  APPRECIATION/
                        COUNTER PARTY     NOTIONAL PRINCIPAL    MATURITY DATE    (DEPRECIATION)
VT Opportunity Fund    Lehman Brothers      36,791,013            11/14/2008       $ (239,444)

2. FAIR VALUATION MEASUREMENTS

  The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      -     Level 1 - quoted prices in active markets for identical investments

      - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds' investments in securities:

                                                                                    TOTAL FAIR VALUE AS
VARIABLE TRUST FUNDS                     LEVEL 1          LEVEL 2        LEVEL 3         OF 3/31/08
Asset Allocation Fund              $     128,349,982   $ 177,913,088  $  9,059,403  $       315,322,473
C&B Large Cap Value Fund                  25,275,363       1,673,719        50,724           26,999,806
Discovery Fund                           187,258,948      46,568,775     3,763,361          237,591,084
Equity Income Fund                        78,187,460       3,013,991       256,655           81,458,106
International Core Fund                   37,916,852          78,516         2,075           37,997,443
Large Company Core Fund                   17,338,721       1,166,065        87,647           18,592,433
Large Company Growth Fund                 81,100,220       4,118,903       309,380           85,528,503
Money Market Fund                                  0      55,578,809             0           55,578,809
Opportunity Fund                         563,666,064     228,951,150    17,343,692          809,960,906
Small Cap Growth Fund                    186,208,485      85,353,502     7,813,594          279,375,581
Small/Mid Cap Value Fund                  14,779,704         409,940             0           15,189,644
Total Return Bond Fund                             0     182,079,333     8,946,422          191,025,755

The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                                       TOTAL UNREALIZED
                                                                                         APPRECIATION/
VARIABLE TRUST FUNDS                         LEVEL 1       LEVEL 2       LEVEL 3        (DEPRECIATION)
Asset Allocation Fund                  $      (1,960,263) $          0   $         0    $       (1,960,263)
C&B Large Cap Value Fund                               0             0             0                     0
Discovery Fund                                         0             0             0                     0
Equity Income Fund                                     0             0             0                     0
International Core Fund                                0             0             0                     0
Large Company Core Fund                                0             0             0                     0
Large Company Growth Fund                              0             0             0                     0
Money Market Fund                                      0             0             0                     0
Opportunity Fund                                   7,290      (239,444)            0              (232,154)
Small Cap Growth Fund                                  0             0             0                     0
Small/Mid Cap Value Fund                               0             0             0                     0
Total Return Bond Fund                                 0        (1,038)            0                (1,038)

----------
* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         ASSET       C&B LARGE                                      INTERNATIONAL      LARGE
                                       ALLOCATION    CAP VALUE    DISCOVERY        EQUITY INCOME         CORE        COMPANY CORE
Balance as of 12/31/2007             $ 14,300,664   $  153,181   $  4,156,534      $     526,907     $    3,043     $      38,051
     Accrued discounts/premiums                 0            0              0                  0              0                 0
     Realized gain (loss)                       0            0              0                  0              0                 0
     Unrealized
     appreciation/(depreciation)         (415,763)      (4,384)      (325,274)           (22,183)          (179)           (7,576)
     Net purchases (sales)             (4,825,498)     (98,073)       (67,899)          (248,069)          (789)           57,172
Balance as of 03/31/2008             $  9,059,403   $   50,724   $  3,763,361      $     256,655     $    2,075     $      87,647

                                         LARGE
                                        COMPANY                                   SMALL CAP        SMALL/MID CAP   TOTAL RETURN
                                        GROWTH    MONEY MARKET  OPPORTUNITY        GROWTH              VALUE          BOND
Balance as of 12/31/2007               $ 174,267      $     0   $ 12,434,175    $  7,228,637       $          0     $  4,833,957
     Accrued discounts/premiums                0            0              0               0                  0             (263)
     Realized gain (loss)                      0            0              0               0                  0            2,660
     Unrealiz
     appreciation/(depreciation)         (26,740)           0     (1,052,242)       (675,343)                 0         (207,002)
     Net purchases (sales)               161,853            0      5,961,759       1,260,300                  0        4,317,070
Balance as of 03/31/2008               $ 309,380      $     0   $ 17,343,692    $  7,813,594       $          0     $  8,946,422

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  May 22, 2008

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Variable Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  May 22, 2008

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Variable Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Wells Fargo Variable Trust

                                             By: /s/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President
                                             Date:  May 22, 2008

                                             By: /s/ Stephen W. Leonhardt

                                                 Stephen W. Leonhardt
                                                 Treasurer
                                             Date:  May 22, 2008

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             Wells Fargo Variable Trust

                                             By: /s/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President
                                             Date: May 22, 2008

                                             By: /s/ Stephen W. Leonhardt

                                                 Stephen W. Leonhardt
                                                 Treasurer
                                             Date: May 22, 2008